UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08035

                              AFBA 5Star Fund, Inc.
               (Exact name of registrant as specified in charter)

                            909 N. Washington Street
                              Alexandria, VA 22314
               (Address of principal executive offices) (Zip code)

                               Michael E. Houchins
                            909 N. Washington Street
                              Alexandria, VA 22314
                     (Name and address of agent for service)
        registrant's telephone number, including area code: 703-706-5942

                        Date of fiscal year end: March 31

                    Date of reporting period: March 31, 2006

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------
AFBA 5STAR FUND, INC. ANNUAL REPORT
--------------------------------------------------------------------------------

MARCH 31, 2006

                            [AFBA 5 STAR FUNDS LOGO]

This report has been prepared for the general information of AFBA 5Star Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Class I shares are offered primarily for institutional investors as well as to members, persons eligible to be members and employees of AFBA, and its affiliated entities. Shares of AFBA 5Star Fund, Inc. are distributed by PFPC Distributors, Inc., King of Prussia, Pennsylvania.

MESSAGE
TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

Dear Shareholder:

Thank you for your continued investments in the AFBA 5Star Funds. I am pleased to present the Annual Report for the Funds for the year ended March 31, 2006. If this is the first Annual Report you have received from us, you are one of many new shareholders in the Funds. We are pleased that you have discovered our fund family and made it a part of your long-term investments. We look forward to working with you and all of the Funds' shareholders.

The Funds have grown extensively in the past 12 months. Shareholder accounts have increased by 13.5% to a total of 14,564 accounts. Fund assets have increased by 25% and now stand at $417.9 million.

Our mission is to help all of our shareholders attain their long-term financial goals. Our approach to this mission is to apply a high degree of consistency to everything we do at the AFBA 5Star Funds:

o MANAGING YOUR ASSETS: Our portfolio managers have employed the same commonsense approach to investing since the inception of the AFBA 5Star Funds in 1997. The managers use a disciplined, established strategy that is best suited for 'buy and hold' investors who hold their investments through at least one full economic cycle. This leads to a more consistent, patient approach to money management which we believe is a tremendous value to our shareholders.

o SHAREHOLDER SERVICE: Our new website (www.afbafunds.com) provides our shareholders with many new service improvements. First and foremost, the site was created to provide you with the most up-to-date information on the Funds. This includes performance updates as well as regularly updated commentary from our portfolio managers. Shareholders who have their accounts held directly at the Fund can also access their accounts via this new site. I invite you to discover this newly improved tool designed for our shareholders.

o INTEGRITY: Our parent organization, AFBA, has a 59-year history of doing the right thing for men and women in uniform. That long and consistent history of integrity is part of our fabric at the AFBA 5Star Funds, and it applies to all that we do for you, our valued shareholders.

Thank you for investing with us.

Sincerely,

/s/ Andrew Welle

Andrew Welle
President

PORTFOLIO
MANAGEMENT REVIEW

--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDERS:

The 12 months ending March 31, 2006 were positive in general for equity investors, with the S&P 500(R) Index gaining 11.7%, despite the high prices of energy and other commodities. As we write this, the Fed has continued its slow, measured rate-raising, while keeping a wary eye for signs of inflationary pressures. Where energy and commodity prices go in the short term we don't know, but they may continue to weigh on investor sentiment. We don't follow benchmark-driven industry weightings, thus energy and other commodities have not been a prominent investment for most of our Funds. Despite a relative under weighting in one of the best performing sectors -five of the seven Funds posted double digit gains for the year.

We continue to focus on the fundamental long-term prospects of our holdings and believe that our emphasis on underlying secular growth trends and valuation discipline will continue to benefit shareholders. Please see the investment results table, which outlines the performance for each of the Funds.

All Fund performances quoted are for Class I.

AFBA 5STAR SMALL CAP FUND posted a return of 19.96% for the year, propelled by strong performance by smaller capitalization stocks generally, with the S&P SmallCap 600(R) Index up 24.1% over the same twelve month period. Despite being underweight in the energy and commodity sectors, much of the Fund's performance over this time period can be traced to our stock selections in healthcare and technology, and consumer discretionary stocks. Several stocks were standout performers during the year, with holdings such as Amylin Pharmaceutical, Formfactor Inc. and Gamestop Corp. doing particularly well. Several new holdings were added based upon our long-term trend and fundamental analysis including Dolby Laboratories Inc. (digital audio encoding), EV3 Inc. (a manufacturer of vascular medical devices) and Trimble Navigation Ltd. (a manufacturer of global positioning systems (GPS)).

The AFBA 5STAR MID CAP FUND was also up significantly this year, posting a return of 24.26% despite having limited exposure to the energy sector. The Fund outperformed its benchmark, the S&P MidCap 400(R) Index which was up 21.6% over the same period. Healthcare and technology holdings helped propel the Fund's performance with holdings such as Amylin Pharmaceutical, BEA Systems and Citrix doing particularly well. We initiated a number of new positions including names in the consumer, retail, technology and health care sectors such as Boyd Gaming, IMS Health Inc., and Red Hat Inc.

AFBA 5STAR LARGE CAP FUND was up 9.50% for the year and, like most of our equity funds, had to make do without the benefit of energy related stocks. The Fund's benchmark, the S&P 500 Index was up 11.7% for the year. Helping performance in the Fund were stocks such as Bayer AG, Corning, Inc. and Fedex Corporation. However, some of the Fund's other technology and healthcare holdings hindered overall performance, including such names as Boston Scientific Corporation, and Symantec Corp. Examples of stocks added to the portfolio, which met our investment criteria, include C.R. Bard, Harrah's Entertainment and Medimmune Inc.

The AFBA 5STAR USA GLOBAL FUND was up 13.28% for the year beating its benchmark, the S&P 500 Index which was up 11.7% over the same period. As this Fund owned few energy stocks, the Fund had to make up for its limited energy exposure through its other holdings. Stocks that performed well included Formfactor Inc., Gtech Holdings Corp. and Halliburton Co. We added a number of new stocks to the Fund including Las Vegas Sands (casinos in Las Vegas and Macau), IMS Health Inc. (healthcare information provider) and Trimble Navigation Ltd. (GPS equipment), all of which qualify for the Fund's unique investment objective of investing only in U.S. companies that generate a substantial component of their revenues outside the United States.

--------------------------------------------------------------------------------

AFBA 5STAR SCIENCE & TECHNOLOGY FUND led all of the AFBA 5Star Funds this year, posting a return of 27.52%. The Fund outperformed both the S&P 500 Index - up 11.7% - and the Lipper Science & Technology Fund Index - up 22.9%. We continually reposition the Fund to take advantage of opportunities presented in these relatively dynamic sectors. This past year, we increased the Fund's weighting in technology holdings as this sector had lagged earlier in the year. Standout performers, as in some of our other funds included Amylin Pharmaceutical, Broadcom Corp, and Sandisk. We also added new stocks to the portfolio such as Corning, Inc., Immucor Inc., and Varian Medical Systems, Inc.

The AFBA 5STAR HIGH YIELD FUND posted another positive year. Due to relatively low interest rates and corporate yield spreads, we had let cash build in the Fund as we anticipated a generally higher level of corporate bond rates. The Fund, which was up 6.47% for the year, trailed the Merrill Lynch High Yield Cash Bond Index, which was up 7.21% over the same period. While the build-up in cash may have held back the Fund's relative performance earlier in the year, our interest has been in the long-term, and positioning the fund for the future. As rates have continued to rise throughout the past year, we are now finding attractive investment opportunities and have substantially reduced cash balances.

The AFBA 5STAR BALANCED FUND was up 10.42% for the year. The Fund trailed its security-based benchmark (the S&P 500 Index), which was up 11.7% for the same period. The Fund outperformed its fund-based benchmark (the Lipper Balanced Fund Index), which was up 10.02% for the year. The Balanced Fund invests in common stocks with rising dividends, as well as convertible and high yield bonds. Corporate bond prices have reacted to the rising rate environment, and we will likely find more bond related investments as they reach our yield requirements. This could help increase the yield on our portfolio. We think the stock market will continue to present opportunities as well. With our fixed income holdings, we are primarily focusing on higher yielding issuers and shorter-term convertibles which should help to buffer the Fund from future rises in interest rates

Thank you for your continued confidence in the AFBA 5Star Funds.

Sincerely,

/s/ John C. Kornitzer

John C. Kornitzer
President
Kornitzer Capital Management

/s/ Kent W. Gasaway

Kent W. Gasaway, CFA
Senior Vice President
Kornitzer Capital Management

/s/ Robert Male

Robert Male, CFA
Senior Vice President
Kornitzer Capital Management

/s/ Grant Sarris

Grant Sarris, CFA
Senior Vice President
Kornitzer Capital Management

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)

--------------------------------------------------------------------------------

             INVESTMENT RESULTS - ANNUAL TOTAL RETURN AS OF 3/31/06

                       INCEPTION      ONE YEAR       THREE YEARS      FIVE YEARS        SINCE     LIFE OF FUND
AFBA 5STAR FUND          DATE      ENDED 3/31/06   ENDED 3/31/06*   ENDED 3/31/06*   INCEPTION*    CUMULATIVE*
--------------------------------------------------------------------------------------------------------------
BALANCED
   Class I                6/3/97       10.42%          16.67%             7.25%         6.88%        79.82%
   Class A               9/24/01        4.14%          14.24%              N/A          9.42%        50.13%
   Class B               9/24/01        4.65%          14.73%              N/A          9.50%        50.68%
   Class C               9/24/01        8.36%          15.53%              N/A          9.85%        52.82%
   Class R               2/17/04        9.87%            N/A               N/A          9.29%        20.70%
LARGE CAP
   Class I                6/3/97        9.50%          16.02%             1.82%         4.54%        47.94%
   Class A               9/24/01        3.29%          13.59%              N/A          4.89%        24.06%
   Class B               9/24/01        3.70%          14.08%              N/A          4.98%        24.53%
   Class C               9/24/01        7.45%          14.86%              N/A          5.40%        26.78%
   Class R               2/17/04        9.03%            N/A               N/A          2.96%         6.37%
HIGH YIELD
   Class I                6/3/97        6.47%           9.36%             7.24%         6.06%        68.09%
   Class A               9/24/01        2.24%           7.73%              N/A          7.04%        35.95%
   Class B               9/24/01        1.46%           7.43%              N/A          6.81%        34.65%
   Class C               9/24/01        4.46%           8.30%              N/A          7.15%        36.58%
   Class R               2/17/04        5.89%            N/A               N/A          4.02%         8.71%
USA GLOBAL
   Class I                6/3/97       13.28%          18.32%             3.86%         5.95%        66.49%
   Class A               9/24/01        6.78%          15.79%              N/A          6.59%        33.38%
   Class B               9/24/01        7.35%          16.32%              N/A          6.72%        34.15%
   Class C               9/24/01       11.18%          17.14%              N/A          7.13%        36.50%
   Class R               2/17/04       12.68%            N/A               N/A          3.47%         7.48%
SCIENCE & TECHNOLOGY
   Class I              10/12/01       27.52%          30.38%              N/A          9.48%        49.82%
   Class A              10/12/01       20.11%          27.62%              N/A          7.84%        40.09%
   Class B              10/12/01       21.49%          28.41%              N/A          8.02%        41.14%
   Class C              10/12/01       25.33%          29.09%              N/A          8.42%        43.50%
   Class R               2/17/04       26.92%            N/A               N/A          8.85%        19.68%
SMALL CAP
   Class I              10/15/01       19.96%          31.59%              N/A         15.34%        88.92%
   Class A              10/15/01       13.14%          28.81%              N/A         13.60%        76.57%
   Class B              10/15/01       14.05%          29.67%              N/A         13.89%        78.54%
   Class C              10/15/01       17.80%          30.31%              N/A         14.21%        80.79%
   Class R               2/17/04       19.37%            N/A               N/A         11.51%        25.95%
MID CAP
   Class I                5/1/02       24.26%          27.94%              N/A         13.24%        62.71%
   Class A                5/1/02       17.13%          25.27%              N/A         11.36%        52.37%
   Class B                5/1/02       18.25%          26.02%              N/A         11.69%        54.14%
   Class C                5/1/02       22.08%          26.72%              N/A         12.12%        56.49%
   Class R               2/17/04       23.68%            N/A               N/A         13.26%        30.16%

* THREE YEAR, FIVE YEAR AND SINCE INCEPTION RETURNS ARE ANNUALIZED FOR PERIODS GREATER THAN ONE YEAR; CUMULATIVE RETURN IS NOT ANNUALIZED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. RETURNS CURRENT TO THE MOST RECENT MONTH-END ARE AVAILABLE AT WWW.AFBAFUNDS.COM. PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THE ABSENCE OF FEE WAIVERS PERFORMANCE WOULD HAVE BEEN LOWER. THE PERFORMANCE TABLES AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. ALL INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

PERFORMANCE INFORMATION IS RESTATED TO REFLECT THE CURRENT MAXIMUM FRONT-END SALES CHARGE (IN THE CASE OF CLASS A SHARES) OR THE MAXIMUM DEFERRED SALES CHARGE (IN THE CASE OF CLASS B AND C SHARES), AND ASSUMES THE REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. THE MAXIMUM FRONT-END SALES CHARGES FOR CLASS A SHARES ARE AS FOLLOWS: AFBA 5STAR BALANCED FUND, AFBA 5STAR LARGE CAP FUND, AFBA 5STAR USA GLOBAL FUND, AFBA 5STAR SCIENCE & TECHNOLOGY FUND, AFBA 5STAR SMALL CAP FUND AND AFBA 5STAR MID CAP FUND - 5.50%: AFBA 5STAR HIGH YIELD FUND - 3.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES ARE AS
FOLLOWS: AFBA 5STAR BALANCED FUND, AFBA 5STAR LARGE CAP FUND, AFBA 5STAR USA GLOBAL FUND, AFBA 5STAR SCIENCE & TECHNOLOGY FUND, AFBA 5STAR SMALL CAP FUND AND AFBA 5STAR MID CAP FUND - 4.75%: AFBA 5STAR HIGH YIELD FUND - 4.00%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES FOR ALL THE PORTFOLIOS IS 1.00%.

--------------------------------------------------------------------------------

AFBA 5STAR BALANCED FUND - CLASS I SHARES VERSUS
S&P 500 INDEX(1) AND LIPPER BALANCED FUND INDEX(2)

[LINE GRAPH]

                                      6/3/97*  3/31/98  3/31/99  3/31/00  3/31/01  3/31/02  3/31/03  3/31/04  3/31/05  3/31/06
AFBA 5Star Balanced Fund - Class I     10,000   11,676   10,913   12,811   12,685   13,609   11,335   14,676   16,286   17,983
S&P 500 Index                          10,000   13,162   15,595   18,395   14,412   14,448   10,873   14,689   15,669   17,505
Lipper Balanced Fund Index             10,000   12,051   13,059   14,424   13,627   13,964   12,168   15,221   15,995   17,598

*     INCEPTION

AFBA 5STAR LARGE CAP FUND - CLASS I SHARES
VERSUS S&P 500 INDEX(1)

[LINE GRAPH]

                                      6/3/97*  3/31/98  3/31/99  3/31/00  3/31/01  3/31/02  3/31/03  3/31/04  3/31/05  3/31/06
AFBA 5Star Large Cap Fund - Class I    10,000   11,892   11,723   15,031   13,533   13,787    9,481   13,318   13,511   14,793
S&P 500 Index                          10,000   13,162   15,595   18,395   14,412   14,448   10,873   14,689   15,669   17,505

*     INCEPTION

AFBA 5STAR HIGH YIELD FUND - CLASS I SHARES
VERSUS MERRILL LYNCH HIGH YIELD CASH BOND INDEX(3) AND
LIPPER HIGH YIELD FUND INDEX(4)

[LINE GRAPH]

                                      6/3/97*  3/31/98  3/31/99  3/31/00  3/31/01  3/31/02  3/31/03  3/31/04  3/31/05  3/31/06
AFBA 5Star High Yield Fund - Class I   10,000   10,948   10,023   10,452   11,862   12,357   12,865   15,446   15,789   16,810
Merrill Lynch High Yield Bond Index    10,000   11,123   11,340   11,189   11,646   11,865   12,300   14,963   15,980   17,147
Lipper High Yield Fund Index           10,000   11,361   11,221   11,221   10,639   10,223   10,549   12,778   13,567   14,632

*     INCEPTION

AFBA 5STAR USA GLOBAL FUND - CLASS I SHARES
VERSUS S&P 500 INDEX(1)

[LINE GRAPH]

                                      6/3/97*  3/31/98  3/31/99  3/31/00  3/31/01  3/31/02  3/31/03  3/31/04  3/31/05  3/31/06
AFBA 5Star USA Global Fund - Class I   10,000   11,227   11,168   17,100   13,793   15,006   10,060   14,937   14,697   16,649
S&P 500 Index                          10,000   13,162   15,595   18,395   14,412   14,448   10,873   14,689   15,669   17,505

*     INCEPTION

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)

--------------------------------------------------------------------------------

AFBA 5STAR SCIENCE & TECHNOLOGY FUND - CLASS I SHARES VERSUS
S&P 500 INDEX(1) AND LIPPER SCIENCE & TECHNOLOGY FUND INDEX(5)

[LINE GRAPH]

                                                 10/12/01*   3/31/02   3/31/03   3/31/04   3/31/05   3/31/06
AFBA 5Star Science & Technology Fund - Class I     10,000     11,380    6,760     12,490    11,749    14,982
S&P 500 Index                                      10,000     10,577    7,959     10,753    11,471    12,815
Lipper Science & Technology Fund Index             10,000     10,429    6,565     10,068     9,511    11,692

*     INCEPTION

AFBA 5STAR SMALL CAP FUND - CLASS I SHARES VERSUS
S&P 600 SMALL CAP INDEX(6) AND LIPPER SMALL CAP FUND INDEX(7)

[LINE GRAPH]

                                                 10/15/01*   3/31/02   3/31/03   3/31/04   3/31/05   3/31/06
AFBA 5Star Small Cap Fund - Class I                10,000     12,620     8,290    15,237    15,748    18,891
S&P 600 Small Cap Index                            10,000     12,199     9,172    14,354    16,233    20,143
Lipper Small Cap Fund Index                        10,000     11,328     8,460    13,139    14,218    17,509

*     INCEPTION

AFBA 5STAR MID CAP FUND - CLASS I SHARES VERSUS
S&P 400 MID CAP INDEX(8) AND LIPPER MID CAP FUND INDEX(9)

[LINE GRAPH]

                                                  5/1/02*    3/31/03   3/31/04   3/31/05   3/31/06
AFBA 5Star Mid Cap Fund - Class I                  10,000     7,770     12,800    13,095    16,271
S&P 400 Mid Cap Index                              10,000     7,692     11,459    12,652    15,388
Lipper Mid Cap Fund Index                          10,000     7,620     11,036    11,818    14,260

*     INCEPTION

--------------------------------------------------------------------------------

AFBA 5STAR BALANCED FUND - CLASS A, B, C SHARES VERSUS
S&P 500 INDEX(1) AND LIPPER BALANCED FUND INDEX(2)

[LINE GRAPH]

                                       9/24/01*   3/31/02   3/31/03   3/31/04   3/31/05   3/31/06
AFBA 5Star Balanced Fund - Class A       9,450     11,396    9,517     12,306    13,625    15,012
AFBA 5Star Balanced Fund - Class B      10,000     12,017    9,913     12,728    13,979    15,068
AFBA 5Star Balanced Fund - Class C      10,000     12,017    9,911     12,717    13,975    15,282
S&P 500 Index                           10,000     10,203    7,678     10,373    11,065    12,362
Lipper Balanced Fund Index              10,000     10,197    8,885     11,114    11,680    12,850

*     INCEPTION OF CLASSES A, B AND C

AFBA 5STAR LARGE CAP FUND - CLASS A, B, C SHARES
VERSUS S&P 500 INDEX(1)

[LINE GRAPH]

                                       9/24/01*   3/31/02   3/31/03   3/31/04   3/31/05   3/31/06
AFBA 5Star Large Cap Fund - Class A      9,450     11,658    7,996     11,221    11,347    12,406
AFBA 5Star Large Cap Fund - Class B     10,000     12,279    8,357     11,643    11,690    12,453
AFBA 5Star Large Cap Fund - Class C     10,000     12,289    8,367     11,643    11,690    12,678
S&P 500 Index                           10,000     10,203    7,678     10,373    11,065    12,362

*     INCEPTION OF CLASSES A, B AND C

AFBA 5STAR HIGH YIELD FUND - CLASS A, B, C SHARES
VERSUS MERRILL LYNCH HIGH YIELD CASH BOND INDEX(3) AND
LIPPER HIGH YIELD FUND INDEX(4)

[LINE GRAPH]

                                       9/24/01*   3/31/02   3/31/03   3/31/04   3/31/05   3/31/06
AFBA 5Star High Yield Fund - Class A     9,625     10,072    10,466    12,515    12,799    13,595
AFBA 5Star High Yield Fund - Class B    10,000     10,429    10,760    12,762    12,958    13,465
AFBA 5Star High Yield Fund - Class C    10,000     10,429    10,754    12,768    12,952    13,658
Merrill Lynch High Yield Bond Index     10,000     10,065    10,433    12,692    13,555    14,545
Lipper High Yield Fund Index            10,000      9,823    10,136    12,279    13,123    14,060

*     INCEPTION OF CLASSES A, B AND C

AFBA 5STAR USA GLOBAL FUND - CLASS A, B, C SHARES
VERSUS S&P 500 INDEX(1)

[LINE GRAPH]

                                       9/24/01*   3/31/02   3/31/03   3/31/04   3/31/05   3/31/06
AFBA 5Star USA Global Fund - Class A     9,450     12,139    8,118     12,024    11,806    13,338
AFBA 5Star USA Global Fund - Class B    10,000     12,791    8,491     12,484    12,168    13,415
AFBA 5Star USA Global Fund - Class C    10,000     12,791    8,491     12,484    12,168    13,650
S&P 500 Index                           10,000     10,203    7,678     10,373    11,065    12,362

*     INCEPTION OF CLASSES A, B AND C

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)

--------------------------------------------------------------------------------

AFBA 5STAR SCIENCE & TECHNOLOGY FUND - CLASS A, B, C SHARES
VERSUS S&P 500 INDEX(1) AND LIPPER SCIENCE & TECHNOLOGY FUND INDEX(5)

[LINE GRAPH]

                                                 10/12/01*   3/31/02   3/31/03   3/31/04   3/31/05   3/31/06
AFBA 5Star Science & Technology Fund - Class A      9,450     10,745    6,369     11,739    11,020    14,009
AFBA 5Star Science & Technology Fund - Class B     10,000     11,330    6,670     12,190    11,359    14,114
AFBA 5Star Science & Technology Fund - Class C     10,000     11,330    6,670     12,190    11,359    14,349
S&P 500 Index                                      10,000     10,577    7,959     10,753    11,471    12,815
Lipper Science & Technology Fund Index             10,000     10,429    6,565     10,068     9,511    11,692

*     INCEPTION OF CLASSES A, B AND C

AFBA 5STAR SMALL CAP FUND - CLASS A, B, C SHARES VERSUS
S&P 600 SMALL CAP INDEX(6) AND LIPPER SMALL CAP FUND INDEX(7)

[LINE GRAPH]

                                                 10/15/01*   3/31/02   3/31/03   3/31/04   3/31/05   3/31/06
AFBA 5Star Small Cap Fund - Class A                 9,450     11,907    7,806     14,307    14,752    17,657
AFBA 5Star Small Cap Fund - Class B                10,000     12,570    8,170     14,877    15,217    17,854
AFBA 5Star Small Cap Fund - Class C                10,000     12,570    8,170     14,877    15,217    18,079
S&P 600 Small Cap Index                            10,000     12,199    9,172     14,354    16,233    20,143
Lipper Small Cap Fund Index                        10,000     11,328    8,460     13,139    14,218    17,509

*     INCEPTION OF CLASSES A, B AND C

AFBA 5STAR MID CAP FUND - CLASS A, B, C SHARES VERSUS
S&P 400 MID CAP INDEX(8) AND LIPPER MID CAP FUND INDEX(9)

[LINE GRAPH]

                                                  5/1/02*    9/30/02   3/31/03   3/31/04   3/31/05   3/31/06
AFBA 5Star Mid Cap Fund - Class A                  9,450      7,021     7,324     12,042    12,292    15,237
AFBA 5Star Mid Cap Fund - Class B                 10,000      7,410     7,690     12,550    12,715    15,414
AFBA 5Star Mid Cap Fund - Class C                 10,000      7,410     7,690     12,550    12,715    15,649
S&P 400 Mid Cap Index                             10,000      7,604     7,500     11,459    12,652    15,388
Lipper Mid Cap Fund Index                         10,000      7,392     7,620     11,036    11,818    14,260

*     INCEPTION OF CLASSES A, B AND C

--------------------------------------------------------------------------------

AFBA 5STAR BALANCED FUND - CLASS R SHARES VERSUS
S&P 500 INDEX(1) AND LIPPER BALANCED FUND INDEX(2)

[LINE GRAPH]

                                       02/17/04*   9/30/04   3/31/05   3/31/06
AFBA 5Star Balanced Fund - Class R       10,000     10,418    10,986    12,070
S&P 500 Index                            10,000      9,734    10,403    11,622
Lipper Balanced Fund Index               10,000     10,093    10,601    11,663

*     INCEPTION

AFBA 5STAR LARGE CAP FUND - CLASS R SHARES
VERSUS S&P 500 INDEX(1)

[LINE GRAPH]

                                       02/17/04*   9/30/04   3/31/05   3/31/06
AFBA 5Star Large Cap Fund - Class R      10,000      9,127     9,756    10,637
S&P 500 Index                            10,000      9,734    10,403    11,622

*     INCEPTION

AFBA 5STAR HIGH YIELD FUND - CLASS R SHARES
VERSUS MERRILL LYNCH HIGH YIELD BOND INDEX(3) AND
LIPPER HIGH YIELD FUND INDEX(4)

[LINE GRAPH]

                                       02/17/04*   9/30/04   3/31/05   3/31/06
AFBA 5Star High Yield Fund - Class R     10,000     10,186    10,267    10,871
Merrill Lynch High Yield Bond Index      10,000     10,432    10,741    11,526
Lipper High Yield Fund Index             10,000     10,364    10,706    11,471

*     INCEPTION

AFBA 5STAR USA GLOBAL FUND - CLASS R SHARES
VERSUS S&P 500 INDEX(1)

[LINE GRAPH]

                                       02/17/04*   9/30/04   3/31/05   3/31/06
AFBA 5Star USA Global Fund - Class R     10,000      9,343     9,538    10,748
S&P 500 Index                            10,000      9,734    10,403    11,622

*     INCEPTION

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)

--------------------------------------------------------------------------------

AFBA 5STAR SCIENCE & TECHNOLOGY FUND - CLASS R SHARES VERSUS
S&P 500 INDEX(1) AND LIPPER SCIENCE & TECHNOLOGY FUND INDEX(5)

[LINE GRAPH]

                                                 02/17/04*   9/30/04   3/31/05   3/31/06
AFBA 5Star Science & Technology Fund - Class R     10,000     9,268      9,430    11,968
S&P 500 Index                                      10,000     9,734     10,403    11,622
Lipper Science & Technology Fund Index             10,000     8,572      9,102    11,189

*     INCEPTION

AFBA 5STAR SMALL CAP FUND - CLASS R SHARES VERSUS
S&P INDEX 600 SMALL CAP INDEX(6) AND LIPPER SMALL CAP FUND INDEX(7)

[LINE GRAPH]

                                                 02/17/04*   9/30/04   3/31/05   3/31/06
AFBA 5Star Small Cap Fund - Class R                10,000      9,782    10,551    12,595
S&P 600 Small Cap Index                            10,000     10,256    11,350    14,084
Lipper Small Cap Fund Index                        10,000      9,998    11,001    13,546

*     INCEPTION

AFBA 5STAR MID CAP FUND - CLASS R SHARES VERSUS
S&P 400 MID CAP INDEX(8), AND LIPPER MID CAP FUND INDEX(9)

[LINE GRAPH]

                                                 02/17/04*   9/30/04   3/31/05   3/31/06
AFBA 5Star Mid Cap Fund - Class R                  10,000     9,545     10,524    13,016
S&P 400 Mid Cap Index                              10,000     9,818     10,969    13,339
Lipper Mid Cap Fund Index                          10,000     9,935     10,881    13,129

*     INCEPTION

--------------------------------------------------------------------------------

BENCHMARK INFORMATION

(1) THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS WHICH IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER BALANCED FUND INDEX IS AN UNMANAGED INDEX AND INCLUDES THE 30 LARGEST MUTUAL FUNDS WHOSE PRIMARY OBJECTIVE IS TO CONSERVE PRINCIPAL BY MAINTAINING AT ALL TIMES A BALANCED PORTFOLIO OF BOTH STOCKS AND BONDS. TYPICALLY THE STOCK/BOND RATIO OF FUNDS IN THE INDEX RANGES AROUND 60%/40%. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE MERRILL LYNCH HIGH YIELD CASH BOND INDEX IS AN UNMANAGED INDEX COMPRISED OF OVER 1,200 HIGH YIELD BONDS REPRESENTATIVE OF THE HIGH YIELD BOND MARKET AS A WHOLE. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE LIPPER HIGH YIELD FUND INDEX IS A WIDELY RECOGNIZED INDEX OF MUTUAL FUNDS THAT INVEST PRIMARILY IN HIGH YIELD BONDS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(5) THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX IS AN UNMANAGED, EQUALLY-WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING MUTUAL FUNDS (BASED ON NET ASSETS) IN THE LIPPER SCIENCE AND TECHNOLOGY CLASSIFICATION. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(6) THE S&P 600 SMALL CAP INDEX IS A MARKET VALUE WEIGHTED INDEX CONSISTING OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. THE PERFORMANCE OF THE S&P 600 SMALL CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(7) THE LIPPER SMALL CAP FUND INDEX IS COMPRISED OF THE TOP 25-30 MANAGED MUTUAL FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATION (ON A THREE-YEAR WEIGHTED BASIS) LESS THAN 250% OF THE DOLLAR-WEIGHTED MEDIAN OF THE SMALLEST 500 OF THE MIDDLE 1,000 SECURITIES OF THE S&P SUPERCOMPOSITE 1500 INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(8) THE S&P 400 MID CAP INDEX IS AN UNMANAGED, MARKET CAPITALIZATION-WEIGHTED INDEX OF 400 MEDIUM-CAPITALIZATION STOCKS DESIGNED TO MEASURE THE MID-SIZE COMPANY SEGMENT OF THE U.S. MARKETS. THE PERFORMANCE OF THE S&P 400 MID CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(9) THE LIPPER MID CAP FUND INDEX IS COMPRISED OF MUTUAL FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATION (ON A THREE-YEAR WEIGHTED BASIS) OF LESS THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE S&P MID CAP 400 INDEX. THESE FUNDS HAVE LATITUDE WITH RESPECT TO THE VALUATIONS (PRICE-TO-EARNINGS, PRICE-TO-BOOK, AND THREE-YEAR EARNINGS GROWTH) OF THE SECURITIES IN THEIR PORTFOLIO AND MAY ALTER THEIR PORTFOLIOS STYLE OVER TIME. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

AFBA 5STAR FUND
PORTFOLIO SUMMARY
    AS OF 3/31/06

--------------------------------------------------------------------------------

AFBA 5STAR BALANCED FUND SECTORS(1)
   STOCKS
   Consumer Discretionary ............................................     0.74%
   Consumer Staples ..................................................     9.42%
   Energy ............................................................    17.81%
   Financial .........................................................    11.83%
   Health Care .......................................................     3.72%
   Industrials .......................................................     4.95%
   Information Technology ............................................     2.47%
   CONVERTIBLE PREFERRED STOCKS ......................................     2.83%
   CORPORATE BONDS
   Consumer Discretionary ............................................     6.15%
   Consumer Staples ..................................................     0.97%
   Energy ............................................................     3.26%
   Health Care .......................................................     2.08%
   Industrials .......................................................     1.48%
   Materials .........................................................     1.90%
   CONVERTIBLE CORPORATE BONDS
   Consumer Discretionary ............................................     5.89%
   Energy ............................................................     0.00%
   Health Care .......................................................     2.66%
   Industrials .......................................................     1.82%
   MONEY MARKET ACCOUNT ..............................................    20.02%
      TOTAL ..........................................................   100.00%

AFBA 5STAR HIGH YIELD FUND SECTORS(1)
   STOCKS
   Consumer Staples ..................................................     1.03%
   Energy ............................................................     0.04%
   Financial .........................................................     0.43%
   Telecommunication Services ........................................     1.03%
   CONVERTIBLE PREFERRED STOCKS
   Consumer Discretionary ............................................     0.00%
   Financial .........................................................     4.68%
   Materials .........................................................     2.55%
   CORPORATE BONDS
   Consumer Discretionary ............................................    32.37%
   Consumer Staples ..................................................     4.96%
   Energy ............................................................     7.27%
   Healthcare ........................................................     5.03%
   Industrials .......................................................     9.66%
   Information Technology ............................................     0.03%
   Materials .........................................................     1.14%
   Telecommunication Services ........................................     1.17%
   Utilities .........................................................     0.74%
   CONVERTIBLE CORPORATE BONDS
   Consumer Discretionary ............................................    11.02%
   Energy ............................................................     0.19%
   Healthcare ........................................................     7.12%
   Industrials .......................................................     4.68%
   Information Technology ............................................     4.36%
   MONEY MARKET ACCOUNT ..............................................     0.50%
      TOTAL ..........................................................   100.00%

(1) As a percentage of total holdings as of March 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------

AFBA 5STAR SCIENCE & TECHNOLOGY FUND SECTORS(1)
   STOCKS
   Health Care .......................................................    38.06%
   Industrials .......................................................     1.84%
   Information Technology ............................................    54.11%
   MONEY MARKET ACCOUNT ..............................................     5.99%
      TOTAL ..........................................................   100.00%

AFBA 5STAR LARGE CAP FUND SECTORS(1)
   STOCKS
   Consumer Discretionary ............................................    14.83%
   Consumer Staples ..................................................     8.24%
   Financial .........................................................    15.40%
   Health Care - Drugs ...............................................    25.53%
   Industrials .......................................................     5.98%
   Information Technology ............................................    22.62%
   MONEY MARKET ACCOUNT ..............................................     7.40%
   TOTAL .............................................................   100.00%

AFBA 5STAR USA GLOBAL FUND SECTORS(1)
   STOCKS
   Consumer Discreationary ...........................................    13.00%
   Consumer Staples ..................................................    12.21%
   Energy ............................................................     2.56%
   Financial .........................................................     4.88%
   Health Care .......................................................    29.43%
   Industrials .......................................................     4.32%
   Information Technology ............................................    27.82%
   MONEY MARKET ACCOUNT ..............................................     5.78%
      TOTAL ..........................................................   100.00%

AFBA 5STAR SMALL CAP FUND SECTORS(1)
   STOCKS
   Consumer Discretionary ............................................    24.54%
   Consumer Staples ..................................................     1.45%
   Financial .........................................................     6.28%
   Health Care .......................................................    24.86%
   Industrials .......................................................    12.90%
   Information Technology ............................................    24.38%
   MONEY MARKET ACCOUNT ..............................................     5.59%
      TOTAL ..........................................................   100.00%

AFBA 5STAR MID CAP FUND SECTORS(1)
   STOCKS
   Consumer Discretionary ............................................    30.43
   Consumer Staples ..................................................     0.95
   Financial .........................................................    10.01
   Health Care .......................................................    26.01
   Industrials .......................................................     7.25
   Information Technology ............................................    20.17
   MONEY MARKET ACCOUNT ..............................................     5.18
   TOTAL .............................................................   100.00%

(1) As a percentage of total holdings as of March 31, 2006. Holdings are subject to change.

AFBA 5STAR FUND
EXPENSE TABLES (UNAUDITED)
            AS OF 3/31/06

--------------------------------------------------------------------------------
                                 EXPENSE TABLES

As a Shareholder of the Fund, you incur two types of costs: (1) transaction cost, including front and back-end sales charges (loads) and redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/05-3/31/06).

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as front and back-end sales charges (loads) and redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional cost were included, your costs would have been higher.

DISCLOSURE OF FUND EXPENSES     FOR THE PERIOD OCTOBER 1, 2005 TO MARCH 31, 2006
AFBA 5STAR BALANCED FUND

                                                         ACTUAL PERFORMANCE
                                   --------------------------------------------------------------
                                    I SHARES     A SHARES     B SHARES     C SHARES     R SHARES
-------------------------------------------------------------------------------------------------
Beginning account Value 10/01/05   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 3/31/06       $ 1,043.80   $ 1,042.50   $ 1,038.80   $ 1,038.60   $ 1,041.00
Expenses Incurred During Period*   $     5.49   $     6.75   $    10.54   $    10.54   $     8.02
-------------------------------------------------------------------------------------------------

                                                      HYPOTHETICAL PERFORMANCE
                                                     (5% RETURN BEFORE EXPENSES)
                                   --------------------------------------------------------------
                                    I SHARES     A SHARES     B SHARES     C SHARES     R SHARES
-------------------------------------------------------------------------------------------------
Beginning account Value 10/01/05   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 3/31/06       $ 1,019.46   $ 1,018.20   $ 1,014.43   $ 1,014.43   $ 1,016.95
Expenses Incurred During Period*   $     5.44   $     6.70   $    10.47   $    10.47   $     7.95
-------------------------------------------------------------------------------------------------

* For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.33%, 2.08%, 2.08% and 1.58% for Classes I, A, B,
      C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

AFBA 5STAR LARGE CAP FUND

                                                         ACTUAL PERFORMANCE
                                   --------------------------------------------------------------
                                    I SHARES     A SHARES     B SHARES     C SHARES     R SHARES
-------------------------------------------------------------------------------------------------
Beginning account Value 10/01/05   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 3/31/06       $ 1,066.70   $ 1,065.50   $ 1,062.10   $ 1,061.11   $ 1,064.50
Expenses Incurred During Period*   $     6.58   $     7.86   $    11.69   $    11.68   $     9.14
-------------------------------------------------------------------------------------------------

                                                      HYPOTHETICAL PERFORMANCE
                                                     (5% RETURN BEFORE EXPENSES)
                                   --------------------------------------------------------------
                                    I SHARES     A SHARES     B SHARES     C SHARES     R SHARES
-------------------------------------------------------------------------------------------------
Beginning account Value 10/01/05   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 3/31/06       $ 1,018.46   $ 1,017.20   $ 1,013.42   $ 1,013.42   $ 1,015.94
Expenses Incurred During Period*   $     6.44   $     7.70   $    11.48   $    11.48   $     8.96
-------------------------------------------------------------------------------------------------

* For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B,
      C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

AFBA 5STAR HIGH YIELD FUND

                                                         ACTUAL PERFORMANCE
                                   --------------------------------------------------------------
                                    I SHARES     A SHARES     B SHARES     C SHARES     R SHARES
-------------------------------------------------------------------------------------------------
Beginning account Value 10/01/05   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 3/31/06       $ 1,049.30   $ 1,047.60   $ 1,044.20   $ 1,043.80   $ 1,046.30
Expenses Incurred During Period*   $     5.50   $     6.77   $    10.57   $    10.57   $     8.04
-------------------------------------------------------------------------------------------------

                                                      HYPOTHETICAL PERFORMANCE
                                                     (5% RETURN BEFORE EXPENSES)
                                   --------------------------------------------------------------
                                    I SHARES     A SHARES     B SHARES     C SHARES     R SHARES
-------------------------------------------------------------------------------------------------
Beginning account Value 10/01/05   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 3/31/06       $ 1,019.46   $ 1,018.20   $ 1,014.43   $ 1,014.43   $ 1,016.95
Expenses Incurred During Period*   $     5.44   $     6.70   $    10.47   $    10.47   $     7.95
-------------------------------------------------------------------------------------------------

* For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.33%, 2.08%, 2.08% and 1.58% for Classes I, A, B,
      C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

                     EXPENSE TABLES (CONTINUED) (UNAUDITED)

AFBA 5STAR USA GLOBAL FUND

                                                         ACTUAL PERFORMANCE
                                   --------------------------------------------------------------
                                    I SHARES     A SHARES     B SHARES     C SHARES     R SHARES
-------------------------------------------------------------------------------------------------
Beginning account Value 10/01/05   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 3/31/06       $ 1,043.40   $ 1,042.10   $ 1,037.80   $ 1,037.80   $ 1,040.60
Expenses Incurred During Period*   $     6.50   $     7.77   $    11.55   $    11.55   $     9.03
-------------------------------------------------------------------------------------------------

                                                      HYPOTHETICAL PERFORMANCE
                                                     (5% RETURN BEFORE EXPENSES)
                                   --------------------------------------------------------------
                                    I SHARES     A SHARES     B SHARES     C SHARES     R SHARES
-------------------------------------------------------------------------------------------------
Beginning account Value 10/01/05   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 3/31/06       $ 1,018.46   $ 1,017.20   $ 1,013.42   $ 1,013.42   $ 1,015.94
Expenses Incurred During Period*   $     6.44   $     7.70   $    11.48   $    11.48   $     8.96
-------------------------------------------------------------------------------------------------

* For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B,
      C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

AFBA 5STAR SCIENCE & TECHNOLOGY FUND

                                                         ACTUAL PERFORMANCE
                                   --------------------------------------------------------------
                                    I SHARES     A SHARES     B SHARES     C SHARES     R SHARES
-------------------------------------------------------------------------------------------------
Beginning account Value 10/01/05   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 3/31/06       $ 1,137.80   $ 1,136.90   $ 1,132.80   $ 1,132.80   $ 1,135.20
Expenses Incurred During Period*   $     6.80   $     8.13   $    12.09   $    12.09   $     9.45
-------------------------------------------------------------------------------------------------

                                                      HYPOTHETICAL PERFORMANCE
                                                     (5% RETURN BEFORE EXPENSES)
                                   --------------------------------------------------------------
                                    I SHARES     A SHARES     B SHARES     C SHARES     R SHARES
-------------------------------------------------------------------------------------------------
Beginning account Value 10/01/05   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 3/31/06       $ 1,018.46   $ 1,017.20   $ 1,013.42   $ 1,013.42   $ 1,015.94
Expenses Incurred During Period*   $     6.44   $     7.70   $    11.48   $    11.48   $     8.96
-------------------------------------------------------------------------------------------------

* For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 2.28%, 2.28% and 1.78% for Classes I, A, B, C and R, 1.28%, 1.53%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

AFBA 5STAR SMALL CAP FUND

                                                         ACTUAL PERFORMANCE
                                   --------------------------------------------------------------
                                    I SHARES     A SHARES     B SHARES     C SHARES     R SHARES
-------------------------------------------------------------------------------------------------
Beginning account Value 10/01/05   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 3/31/06       $ 1,138.90   $ 1,137.80   $ 1,133.70   $ 1,133.00   $ 1,136.10
Expenses Incurred During Period*   $     6.81   $     8.13   $    12.10   $    12.09   $     9.45
-------------------------------------------------------------------------------------------------

                                                      HYPOTHETICAL PERFORMANCE
                                                     (5% RETURN BEFORE EXPENSES)
                                   --------------------------------------------------------------
                                    I SHARES     A SHARES     B SHARES     C SHARES     R SHARES
-------------------------------------------------------------------------------------------------
Beginning account Value 10/01/05   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 3/31/06       $ 1,018.46   $ 1,017.20   $ 1,013.42   $ 1,013.42   $ 1,015.94
Expenses Incurred During Period*   $     6.44   $     7.70   $    11.48   $    11.48   $     8.96
-------------------------------------------------------------------------------------------------

* For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B,
      C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

AFBA 5STAR MID CAP FUND

                                                         ACTUAL PERFORMANCE
                                   --------------------------------------------------------------
                                    I SHARES     A SHARES     B SHARES     C SHARES     R SHARES
-------------------------------------------------------------------------------------------------
Beginning account Value 10/01/05   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 3/31/06       $ 1,128.30   $ 1,126.40   $ 1,121.90   $ 1,122.60   $ 1,125.00
Expenses Incurred During Period*   $     6.77   $     8.09   $    12.03   $    12.03   $     9.40
-------------------------------------------------------------------------------------------------

                                                      HYPOTHETICAL PERFORMANCE
                                                     (5% RETURN BEFORE EXPENSES)
                                   --------------------------------------------------------------
                                    I SHARES     A SHARES     B SHARES     C SHARES     R SHARES
-------------------------------------------------------------------------------------------------
Beginning account Value 10/01/05   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 3/31/06       $ 1,018.46   $ 1,017.20   $ 1,013.42   $ 1,013.42   $ 1,015.94
Expenses Incurred During Period*   $     6.44   $     7.70   $    11.48   $    11.48   $     8.96
-------------------------------------------------------------------------------------------------

* For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B,
      C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

AFBA 5STAR
BALANCED FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
--------------------------------------------------------------------------------

SHARES         COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 50.88%
CONSUMER DISCRETIONARY -- 0.74%
      20,000   Eastman Kodak Co. ..................................................................................   $     568,800
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 9.41%
      10,000   Anheuser-Busch Companies, Inc. .....................................................................         427,700
      10,000   Campbell Soup Co. ..................................................................................         324,000
      30,000   The Coca-Cola Co. ..................................................................................       1,256,100
      10,000   Colgate-Palmolive Co. ..............................................................................         571,000
      30,000   ConAgra Foods, Inc. ................................................................................         643,800
      10,000   Costco Wholesale Corp. .............................................................................         541,600
      15,000   General Mills, Inc. ................................................................................         760,200
      15,000   H.J. Heinz Co. .....................................................................................         568,800
      10,000   Kellogg Co. ........................................................................................         440,400
       5,000   Kimberly-Clark Corp. ...............................................................................         289,000
      10,000   PepsiCo, Inc. ......................................................................................         577,900
      10,000   Sara Lee Corp. .....................................................................................         178,800
      10,000   Wrigley, (Wm.) Jr. Co. .............................................................................         640,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,219,300
ENERGY -- 17.79%
       5,000   Amerada Hess Corp. .................................................................................         712,000
      10,000   Anadarko Petroleum Corp. ...........................................................................       1,010,100
      15,000   Apache Corp. .......................................................................................         982,650
      20,000   BP PLC (a) .........................................................................................       1,378,800
      30,000   Chevron Corp. ......................................................................................       1,739,100
      30,000   ConocoPhillips .....................................................................................       1,894,500
       1,565   Eagle Geophysical, Inc. (d)* .......................................................................          12,129
      20,000   Exxon Mobil Corp. ..................................................................................       1,217,200
      10,000   Frontier Oil Corp. .................................................................................         593,500
      15,000   Kerr-McGee Corp. ...................................................................................       1,432,200
      25,000   Marathon Oil Corp. .................................................................................       1,904,250
      10,000   Suncor Energy, Inc. ................................................................................         770,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,646,629
FINANCIAL -- 11.81%
      10,000   The Allstate Corp. .................................................................................         521,100
      30,000   Bank of America Corp. ..............................................................................       1,366,200
      10,000   The Chubb Corp. ....................................................................................         954,400
      15,000   Cincinnati Financial Corp. .........................................................................         631,050
      20,000   Citigroup, Inc. ....................................................................................         944,600
      20,000   JPMorgan Chase & Co. ...............................................................................         832,800
       5,000   Lincoln National Corp. .............................................................................         272,950
      10,000   Marshall & Ilsley Corp. ............................................................................         435,800
      10,000   Northern Trust Corp. ...............................................................................         525,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SHARES         COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL -- 11.81% -- (CONTINUED)
      15,000   Regions Financial Corp. ............................................................................   $     527,550
      25,000   U.S. Bancorp .......................................................................................         762,500
      20,000   Washington Mutual, Inc. ............................................................................         852,400
      10,000   Wilmington Trust Corp. .............................................................................         433,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,059,850
HEALTH CARE -- 3.72%
      20,000   Abbott Laboratories ................................................................................   $     849,400
      10,000   Baxter International, Inc. .........................................................................         388,100
       5,000   GlaxoSmithKline PLC (a) ............................................................................         261,550
      10,000   Johnson & Johnson ..................................................................................         592,200
       5,000   Lilly (Eli), and Co. ...............................................................................         276,500
      10,000   Wyeth ..............................................................................................         485,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,852,950
INDUSTRIALS -- 4.94%
       5,000   FedEx Corp. ........................................................................................         564,700
      15,000   General Electric Co. ...............................................................................         521,700
       5,000   Lockheed Martin Corp. ..............................................................................         375,650
      10,000   Northrop Grumman Corp. .............................................................................         682,900
      20,000   Pitney Bowes, Inc. .................................................................................         858,600
      25,000   Southwest Airlines Co. .............................................................................         449,750
       3,025   Tronox, Inc.* ......................................................................................          51,388
       5,000   United Technologies Corp. ..........................................................................         289,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,794,538
INFORMATION TECHNOLOGY -- 2.47%
      20,000   Intel Corp. ........................................................................................         387,000
      10,000   International Business Machines Corp. ..............................................................         824,700
      25,000   Microsoft Corp. ....................................................................................         680,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,891,950

TOTAL COMMON STOCKS ...............................................................................................      39,034,017
-----------------------------------------------------------------------------------------------------------------------------------
(COST $29,435,463)

CONVERTIBLE PREFERRED STOCKS -- 2.82%
      30,600   ICO, Inc., 1.6875%, 12/31/49* ......................................................................         665,550
      25,000   TXI Capital Trust, Inc., 5.50%, 6/30/28 ............................................................       1,501,250
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS ................................................................................       2,166,800
-----------------------------------------------------------------------------------------------------------------------------------
(COST $1,406,124)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
BALANCED FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
March 31, 2006
--------------------------------------------------------------------------------

FACE AMOUNT    COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 15.82%
CONSUMER DISCRETIONARY -- 6.14%
$    100,000   Fisher Communications, Inc., 8.625% due 9/15/14 ....................................................   $     106,125
   1,000,000   General Motors Acceptance Corp., 8.00% due 11/1/31 .................................................         947,576
     375,000   Host Marriott LP, 9.25% due 10/1/07 ................................................................         394,687
   1,500,000   Interface, Inc., 9.50% due 2/1/14 ..................................................................       1,545,000
     215,000   Mandalay Resort Group, 7.625% due 7/15/13 ..........................................................         223,063
     200,000   MGM Mirage, Inc., 8.375% due 2/1/11 ................................................................         212,000
     692,000   Mikohn Gaming, 11.875% due 8/15/08 .................................................................         735,250
     100,000   Park Place Entertainment, 8.125% due 5/15/11 .......................................................         109,250
     350,000   Park Place Entertainment, 8.875% due 9/15/08 .......................................................         375,375
      60,000   Wal-Mart Stores, 8.75% due 12/29/06 ................................................................          60,153
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,708,479
CONSUMER STAPLES -- 0.96%
     500,000   Rite Aid Corp., 7.50% due 01/15/15 .................................................................         487,500
     250,000   Pilgrim's Pride., 9.25% due 11/15/13 (b) ...........................................................         253,125
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            740,625
ENERGY -- 3.26%
     200,000   Eagle Geophysical, Inc., 10.75% due 7/15/08 (c) (d)* ...............................................              --
      50,000   Swift Energy Co., 9.375% due 5/1/12 ................................................................          53,625
   2,300,000   United Refining Co., 10.50% due 8/15/12 ............................................................       2,443,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,497,375
HEALTHCARE -- 2.08%
     100,000   Inverness Medical Innovations, 8.75% due 2/15/12 ...................................................          99,000
   1,500,000   Warner Chilcott Corp., 8.75% due 2/01/15 (b) .......................................................       1,496,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,595,250
INDUSTRIALS -- 1.48%
   1,000,000   Greenbrier Companies Inc., 8.375% due 5/15/15 ......................................................       1,052,500
      75,000   Mail-Well Corp., 9.625% due 3/15/12 (b) ............................................................          81,094
         678   Philip Services, 6.00% due 4/15/10 (c) (d) (e)* ....................................................              --
     200,000   Williams Communications Group, Inc., 10.875% due 10/1/09 (c) (d)* ..................................              --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,133,594
MATERIALS -- 1.90%
   1,300,000   Chaparral Steel Co., 10.00% due 7/15/13 ............................................................       1,456,000
      25,000   Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (c)* .................................................           2,437
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,458,437
TOTAL CORPORATE BONDS .............................................................................................      12,133,760
-----------------------------------------------------------------------------------------------------------------------------------
(COST $11,558,781)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SHARES OR
FACE AMOUNT    COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 10.36%
CONSUMER DISCRETIONARY -- 5.88%
$  2,100,000   Lions Gate Entertainment, 2.9375 % due 10/15/24 ....................................................   $   2,123,625
   1,000,000   Lions Gate Entertainment, 3.625 % due 03/15/25 .....................................................         940,000
     500,000   Lions Gate Entertainment, 4.875 % due 12/15/10 .....................................................         952,500
     500,000   Magna Entertainment Corp., 7.25% due 12/15/09 ......................................................         492,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,508,625
ENERGY -- 0.00%
       2,000   Moran Energy, Inc., 8.75% due 1/15/08 ..............................................................           1,970
-----------------------------------------------------------------------------------------------------------------------------------

HEALTHCARE -- 2.66%
   1,300,000   Amylin Pharmaceuticals, Inc. 2.50% due 4/15/11 .....................................................       1,982,500
      55,000   Axcan Pharma, Inc., 4.25% due 4/15/08 ..............................................................          57,544
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,040,044
INDUSTRIALS -- 1.82%
   1,500,000   Jetblue Airways Corp., 3.75% due 3/15/35 ...........................................................       1,396,875
      21,178   Philip Services Corp., 3.00% due 4/15/20 (c) (d) (f )* .............................................               2
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,396,877

TOTAL CONVERTIBLE CORPORATE BONDS .................................................................................       7,947,516
-----------------------------------------------------------------------------------------------------------------------------------
(COST $6,873,223)

MONEY MARKET ACCOUNT -- 19.99%
15,339,443   PNC Bank Money Market (g) ............................................................................      15,339,443
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT ........................................................................................      15,339,443
-----------------------------------------------------------------------------------------------------------------------------------
(COST $15,339,443)

TOTAL INVESTMENTS -- 99.87% .......................................................................................      76,621,536
-----------------------------------------------------------------------------------------------------------------------------------
(COST $64,613,034)

Other assets in excess of liabilities -- 0.13% ....................................................................         100,733
                                                                                                                      -------------

TOTAL NET ASSETS - 100.00% ........................................................................................   $  76,722,269
                                                                                                                      =============

(a) -- AMERICAN DEPOSITORY RECEIPT.

(b) -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

(c) -- SECURITY IN DEFAULT.

(d) -- SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS.

(e) -- PAYMENT-IN-KIND

(f) -- VARIABLE OR STEP COUPON SECURITY; INTEREST RATE SHOWN REFLECTS THE RATE CURRENTLY IN EFFECT.

(g) -- ANNUALIZED INTEREST RATE ON MARCH 31, 2006 WAS 4.32%.

* -- NON-INCOME PRODUCING SECURITY

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
LARGE CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
--------------------------------------------------------------------------------

SHARES         COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 92.59%
CONSUMER DISCRETIONARY -- 14.82%
       6,800   Harrah's Entertainment, Inc. .......................................................................   $     530,128
       6,900   Marriott International, Inc.-Class A ...............................................................         473,340
       5,400   Starwood Hotels & Resorts Worldwide, Inc. ..........................................................         365,742
      13,300   The Walt Disney Co. ................................................................................         370,937
      32,800   Time Warner, Inc. ..................................................................................         550,712
      14,400   Univision Communications, Inc.* ....................................................................         496,368
      13,450   Viacom, Inc.* ......................................................................................         521,860
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,309,087
CONSUMER STAPLES -- 8.24%
      25,400   CVS Corp. ..........................................................................................         758,698
       9,800   PepsiCo, Inc. ......................................................................................         566,342
      11,900   Walgreen Co. .......................................................................................         513,247
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,838,287
FINANCIAL -- 15.40%
       8,500   American Express Co. ...............................................................................         446,675
       2,900   Franklin Resources, Inc. ...........................................................................         273,296
       1,800   Legg Mason, Inc. ...................................................................................         225,594
       6,100   Medco Health Solutions, Inc.* ......................................................................         349,042
       9,400   Morgan Stanley .....................................................................................         590,508
      10,800   Northern Trust Corp. ...............................................................................         567,000
       8,800   Principal Financial Group, Inc. ....................................................................         429,440
       3,700   T. Rowe Price Group, Inc. ..........................................................................         289,377
       1,700   The Goldman Sachs Group, Inc. ......................................................................         266,832
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,437,764
HEALTH CARE -- 25.53%
      12,900   Abbott Laboratories ................................................................................         547,863
      14,500   Baxter International, Inc. .........................................................................         562,745
      16,100   Bayer AG (a) .......................................................................................         644,805
      17,300   Boston Scientific Corp.* ...........................................................................         398,765
      13,600   C. R. Bard, Inc. ...................................................................................         922,216
      13,300   MedImmune, Inc.* ...................................................................................         486,514
       4,300   Quest Diagnostics, Inc. ............................................................................         220,590
      22,400   Schering-Plough Corp. ..............................................................................         425,376
       9,400   St. Jude Medical, Inc.* ............................................................................         385,400
      15,700   Teva Pharmaceutical Industries, Ltd. (a) ...........................................................         646,526
       9,400   Wyeth ..............................................................................................         456,088
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,696,888

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SHARES         COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS -- 5.98%
      12,400   Automatic Data Processing, Inc. ....................................................................   $     566,432
       6,800   FedEx Corp. ........................................................................................         767,992
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,334,424
INFORMATION TECHNOLOGY -- 22.62%
      23,900   Altera Corp.* ......................................................................................   $     493,296
      11,900   Analog Devices, Inc. ...............................................................................         455,651
      11,700   Applied Materials, Inc. ............................................................................         204,867
      24,000   Cisco Systems, Inc.* ...............................................................................         520,080
      24,200   Corning, Inc.* .....................................................................................         651,222
      17,600   Expedia, Inc.* .....................................................................................         356,752
      12,221   First Data Corp. ...................................................................................         572,187
      15,000   Intel Corp. ........................................................................................         290,250
      16,700   Microsoft Corp. ....................................................................................         454,407
      10,500   Motorola, Inc. .....................................................................................         240,555
      22,500   Symantec Corp.* ....................................................................................         378,675
      13,300   Texas Instruments, Inc. ............................................................................         431,851
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,049,793

TOTAL COMMON STOCKS ...............................................................................................      20,666,243
-----------------------------------------------------------------------------------------------------------------------------------
(COST $17,685,055)

MONEY MARKET ACCOUNT -- 7.40%
   1,651,143   PNC Bank Money Market (b) ..........................................................................       1,651,143
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT ........................................................................................       1,651,143
-----------------------------------------------------------------------------------------------------------------------------------
(COST $1,651,143)

TOTAL INVESTMENTS -- 99.99% .......................................................................................      22,317,386
-----------------------------------------------------------------------------------------------------------------------------------
(COST $19,336,198)

Other assets in excess of liabilities--0.01% ......................................................................           2,488
                                                                                                                      -------------

TOTAL NET ASSETS -- 100.00% .......................................................................................   $  22,319,874
                                                                                                                      =============

(a) -- AMERICAN DEPOSITORY RECEIPT.

(b) -- ANNUALIZED INTEREST RATE ON MARCH 31, 2006 WAS 4.32%.

* -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
--------------------------------------------------------------------------------

SHARES OR
FACE AMOUNT    COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 2.50%
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.02%
       6,300   The Coca-Cola Co. ..................................................................................   $     263,781
-----------------------------------------------------------------------------------------------------------------------------------

ENERGY -- 0.04%
       1,370   Eagle Geophysical, Inc. (c)* .......................................................................          10,618
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL -- 0.42%
       5,200   W.P. Stewart & Co., Ltd. ...........................................................................         109,616
-----------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.02%
       5,100   A T & T, Inc. ......................................................................................         137,904
       3,700   Verizon Communications, Inc. .......................................................................         126,022
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            263,926

TOTAL COMMON STOCKS ...............................................................................................         647,941
-----------------------------------------------------------------------------------------------------------------------------------
(COST $624,371)

CONVERTIBLE PREFERRED STOCKS -- 7.15%
CONSUMER DISCRETIONARY -- 0.00%
         550   Adelphia Communications Corp., 13.00%, 7/15/09* ....................................................             275
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL -- 4.63%
      21,350   Boston Private Financial Corp., 4.875%, 10/01/34 ...................................................       1,200,938
-----------------------------------------------------------------------------------------------------------------------------------

MATERIALS -- 2.52%
      16,000   ICO, Inc., 1.6875%, 12/31/49* ......................................................................         348,000
       5,100   TXI Capital Trust, Inc., 5.50%, 6/30/28 ............................................................         306,255
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            654,255

TOTAL CONVERTIBLE PREFERRED STOCKS ................................................................................       1,855,468
-----------------------------------------------------------------------------------------------------------------------------------
(COST $1,533,900)

CORPORATE BONDS -- 61.75%
CONSUMER DISCRETIONARY -- 32.04%
$    145,000   Alltrista Corp., 9.75% due 5/1/12 ..................................................................         150,437
     255,000   Aztar Corp., 7.875% due 6/15/14 ....................................................................         277,313
     425,000   Central Garden & Pet Co., 9.125% due 2/1/13 ........................................................         448,375
      25,000   Fisher Communications, Inc., 8.625% due 9/15/14 ....................................................          26,531
      25,000   Ford Motor Credit Co., 5.80% due 1/12/09 ...........................................................          22,846
     575,000   Ford Motor Credit Co., 7.375% due 10/28/09 .........................................................         540,988
     200,000   FTD, Inc., 7.75% due 2/15/14 .......................................................................         199,500
     425,000   General Motors Acceptance Corp., 6.875% due 8/28/12 ................................................         392,559
     235,000   GSC Holdings Corp., 8.00% due 10/1/12 (a) ..........................................................         234,413

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

FACE AMOUNT    COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
CONSUMER DISCRETIONARY -- 32.04% -- (CONTINUED)
$    325,000   Host Marriott LP, 9.25% due 10/1/07 ................................................................   $     342,062
     200,000   Interface, Inc., 9.50% due 2/1/14 ..................................................................         220,000
     325,000   Interface, Inc., 10.375% due 2/1/10 ................................................................         334,750
     585,000   Isle of Capri Casinos, 7.00% due 3/1/14 ............................................................         580,612
      85,000   Mandalay Resort Group, 7.625% due 7/15/13 ..........................................................          89,887
     340,000   Mandalay Resort Group, 10.25% due 8/1/07 ...........................................................         352,750
     125,000   MGM Mirage, Inc., 8.375% due 2/1/11 ................................................................         132,500
     294,000   Mikohn Gaming Corp., 11.875% due 8/15/08 ...........................................................         312,375
     225,000   Oxford Industries, Inc., 8.875% due 6/1/11 .........................................................         232,875
      85,000   Park Place Entertainment, 8.125% due 5/15/11 .......................................................          91,163
     125,000   Park Place Entertainment, 8.875% due 9/15/08 .......................................................         136,562
     250,000   Penn National Gaming, Inc., 6.75% due 3/1/15 .......................................................         251,250
     325,000   Phillips Van-Heusen, 7.75% due 11/15/23 ............................................................         349,781
     350,000   Pinnacle Entertainment, 8.25% due 3/15/12 ..........................................................         368,375
     725,000   Rent-A-Center, Inc., 7.50% due 5/1/10 ..............................................................         728,625
     110,000   Rent-Way, Inc., 11.875% due 6/15/10 ................................................................         115,500
     575,000   Royal Caribbean Cruises, 7.50% due 10/15/27 ........................................................         604,207
     800,000   Trump Entertainment Resorts, 8.50% due 6/1/15 ......................................................         782,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,318,236
CONSUMER STAPLES -- 4.91%
     200,000   Elizabeth Arden, Inc., 7.75% due 1/15/14 ...........................................................         206,000
     125,000   Pilgrims Pride Corp., 9.25% due 11/15/13 ...........................................................         126,562
     100,000   Purina Mills, Inc., 9.00% due 3/15/10 (b) (c)* .....................................................              --
      35,000   Rayovac Corp., 8.50% due 10/1/13 ...................................................................          32,550
     400,000   Rite Aid Corp., 7.50% due 1/15/15 ..................................................................         390,000
     595,000   Spectrum Brands, Inc., 7.375% due 2/1/15 ...........................................................         520,625
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,275,737
ENERGY -- 7.20%
     175,000   Eagle Geophysical, Inc., 10.75% due 7/15/08 (b) (c)* ...............................................              --
     460,000   Giant Industries, 8.00% due 5/15/14 ................................................................         477,250
     350,000   Premcor Refining Group, 7.50% due 6/15/15 ..........................................................         369,724
     250,000   Premcor Refining Group, 9.25% due 2/1/10 ...........................................................         269,768
      50,000   Premco Refining Group, 9.50% due 2/1/13 ............................................................          55,440
      55,000   Swift Energy Co., 9.375% due 5/1/12 ................................................................          58,988
     600,000   United Refining Co., 10.50% due 8/15/12 ............................................................         637,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,868,670
HEALTHCARE -- 4.97%
     325,000   Bausch & Lomb, Inc., 7.125% due 8/1/28 .............................................................         334,160
      60,000   Inverness Medical Innovations, 8.75% due 2/15/12 ...................................................          59,400
     900,000   Warner Chilcott Corp., 8.75% due 2/1/15 (a) ........................................................         897,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,291,310

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
HIGH YIELD FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
March 31, 2006
--------------------------------------------------------------------------------

FACE AMOUNT    COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS -- 9.56%
$    625,000   Allied Waste North America, 7.875% due 4/15/13 .....................................................   $     655,469
     100,000   Allied Waste North America, 9.25% due 9/1/12 .......................................................         108,375
     290,000   Greenbrier Companies, Inc., 8.375% due 5/15/15 .....................................................         305,225
     300,000   Iron Mountain, Inc., 7.75% due 1/15/15 .............................................................         313,500
     575,000   Iron Mountain, Inc., 8.625% due 4/1/13 .............................................................         582,188
     250,000   Mail-Well Corp., 9.625% due 3/15/12 ................................................................         270,313
     175,000   Mobile Mini, Inc., 9.50% due 7/1/13 ................................................................         192,500
         723   Philip Services, 6.00% due 4/15/10 (b) (c) (d)* ....................................................              --
      50,000   Pulte Homes, Inc., 8.125% due 3/1/11 ...............................................................          54,035
     100,000   Williams Communication Group, Inc., 11.70% due 8/1/08 (b) (c)* .....................................              --
      50,000   Williams Communication Group, Inc., 11.875% due 8/1/10 (b) (c)* ....................................              --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,481,605
INFORMATION TECHNOLOGY -- 0.04%
      10,000   Lucent Technologies, Inc., 7.25% due 7/15/06 .......................................................          10,037
-----------------------------------------------------------------------------------------------------------------------------------

MATERIALS -- 1.13%
      90,000   Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (b)* .................................................           8,775
     275,000   US Concrete, Inc., 8.375% due 4/1/14 ...............................................................         284,625
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            293,400
TELECOMMUNICATION SERVICES -- 1.16%
     280,000   Rodgers Wireless, Inc., 7.50% due 3/15/15 ..........................................................         301,700
-----------------------------------------------------------------------------------------------------------------------------------

UTILITIES -- 0.74%
     200,000   Inergy. L.P., 6.875% due 12/15/14 ..................................................................         191,000

TOTAL CORPORATE BONDS .............................................................................................      16,031,695
-----------------------------------------------------------------------------------------------------------------------------------
(COST $15,566,143)

CONVERTIBLE CORPORATE BONDS -- 27.09%
CONSUMER DISCRETIONARY -- 10.91%
$    265,000   Best Buy, 2.25% due 1/15/22 ........................................................................   $     335,556
     492,000   Exide Technologies, 2.90% due 12/15/11 (b) (c)* ....................................................              --
     550,000   Lions Gate Entertainment, 2.9375% due 10/15/24 .....................................................         556,188
     500,000   Lions Gate Entertainment, 4.875% due 12/15/10 ......................................................         952,500
     620,000   WMS Industries, 2.75% due 7/15/10 ..................................................................         987,350
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,831,594
ENERGY -- 0.19%
      49,000   Moran Energy, Inc., 8.75% due 1/15/08 ..............................................................          48,265

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SHARES OR
FACE AMOUNT    COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE -- 7.04%
     785,000   Amylin Pharmaceuticals, Inc., 2.50% due 4/15/11 ....................................................   $   1,197,125
      70,000   Axcan Pharmaceuticals, Inc., 4.25% due 4/15/08 .....................................................          73,238
     465,000   First Horizon Pharmaceuticals, 1.75% due 3/8/24 ....................................................         558,581
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,828,944
INDUSTRIALS -- 4.63%
     985,000   JetBlue Airways Corp., 3.75% due 3/15/35 ...........................................................         917,281
     287,000   NCO Group, Inc., 4.75% due 4/15/06 .................................................................         286,282
     132,000   OHM Corp., 8.00% due 10/1/06 (b) (c)* ..............................................................              13
      22,589   Philip Services, 3.00% due 4/15/20 (b) (c)* ........................................................               2
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,203,578
INFORMATION TECHNOLOGY -- 4.32%
     700,000   Fairchild Semiconductor, Inc., 5.00% due 11/1/08 ...................................................         694,750
     425,000   Wind River Systems, Inc., 3.75% due 12/15/06 .......................................................         426,594
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,121,344

TOTAL CONVERTIBLE CORPORATE BONDS .................................................................................       7,033,725
-----------------------------------------------------------------------------------------------------------------------------------
(COST $5,749,170)

MONEY MARKET ACCOUNT -- 0.49%
     127,579   PNC Bank Money Market (f) ..........................................................................         127,579
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT ........................................................................................         127,579
-----------------------------------------------------------------------------------------------------------------------------------
(COST $127,579)

TOTAL INVESTMENTS -98.98% .........................................................................................      25,696,408
-----------------------------------------------------------------------------------------------------------------------------------
(COST $23,601,163)

Other assets in excess of liabilities -- 1.02% ....................................................................         265,292
                                                                                                                      -------------

TOTAL NET ASSETS -- 100.00% .......................................................................................   $  25,961,700
                                                                                                                      =============

(a) -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

(b) -- SECURITY IN DEFAULT.

(c) -- SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS.

(d) -- PAYMENT-IN-KIND

(e) -- VARIABLE OR STEP COUPON SECURITY; INTEREST RATE SHOWN REFLECTS THE RATE CURRENTLY IN EFFECT.

(f) -- ANNUALIZED INTEREST RATE ON MARCH 31, 2006 WAS 4.32%.

* --   NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
USA GLOBAL FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
--------------------------------------------------------------------------------

SHARES         COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 94.26%
CONSUMER DISCRETIONARY -- 13.01%
      66,800   Gentex Corp. .......................................................................................   $   1,166,327
      18,200   Johnson Controls, Inc. .............................................................................       1,381,926
      14,500   Las Vegas Sands Corp.* .............................................................................         821,570
      38,100   McDonald's Corp. ...................................................................................       1,309,116
      21,700   Tiffany & Co. ......................................................................................         814,618
      26,400   True Religion Apparel, Inc.* .......................................................................         487,608
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,981,165
CONSUMER STAPLES -- 12.22%
      19,300   Colgate-Palmolive Co. ..............................................................................       1,102,030
      15,400   Kimberly-Clark Corp. ...............................................................................         890,120
      19,225   Procter & Gamble Co. ...............................................................................       1,107,745
      27,900   The Coca-Cola Co. ..................................................................................       1,168,173
      21,100   Wrigley, (Wm.) Jr. Co. .............................................................................       1,350,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,618,468
ENERGY -- 2.55%
      16,100   Halliburton Co. ....................................................................................       1,175,622
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL -- 4.88%
      25,000   AFLAC, Inc. ........................................................................................       1,128,250
      16,900   American International Group, Inc. .................................................................       1,116,921
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,245,171
HEALTH CARE -- 29.44%
      33,000   Abbott Laboratories ................................................................................       1,401,510
      33,900   Baxter International, Inc. .........................................................................       1,315,659
      36,600   IMS Health, Inc. ...................................................................................         943,182
      14,200   Johnson & Johnson ..................................................................................         840,924
      21,900   Mentor Corp. .......................................................................................         992,289
      20,800   Millipore Corp.* ...................................................................................       1,519,648
      78,500   Schering-Plough Corp. ..............................................................................       1,490,715
      18,700   Sigma-Aldrich Corp. ................................................................................       1,230,273
      15,300   Sybron Dental Specialties, Inc.* ...................................................................         630,972
       8,400   Varian Medical Systems, Inc.* ......................................................................         471,744
      27,100   Waters Corp.* ......................................................................................       1,169,365
      31,600   Wyeth ..............................................................................................       1,533,232
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,539,513
INDUSTRIALS -- 4.33%
       4,300   Getty Images, Inc.* ................................................................................         321,984
      28,400   Heidrick & Struggles International, Inc.* ..........................................................       1,030,352
       8,900   Teleflex, Inc. .....................................................................................         637,507
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,989,843

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SHARES         COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
INFORMATION TECHNOLOGY -- 27.83%
      26,100   Analog Devices, Inc. ...............................................................................   $     999,369
      48,230   Applied Materials, Inc. ............................................................................         844,507
      19,700   Cabot Microelectronics Corp.* ......................................................................         730,870
      42,300   Cisco Systems, Inc.* ...............................................................................         916,641
      42,000   Entegris, Inc.*. ...................................................................................         446,880
      48,700   Fairchild Semiconductor International, Inc.* .......................................................         928,709
      18,300   FormFactor, Inc.* ..................................................................................         719,556
      37,700   Integrated Device Technology, Inc.* ................................................................         560,222
      55,900   Intel Corp. ........................................................................................       1,081,665
      15,100   KLA-Tencor Corp. ...................................................................................         730,236
      52,900   Microsoft Corp. ....................................................................................       1,439,409
      22,000   Molex, Inc. ........................................................................................         730,400
      38,600   Motorola, Inc. .....................................................................................         884,326
      32,700   National Semiconductor Corp. .......................................................................         910,368
      55,600   Oracle Corp.* ......................................................................................         761,164
       2,550   Trimble Navigation Ltd.* ...........................................................................         114,878
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,799,200

TOTAL COMMON STOCKS ...............................................................................................      43,348,982
-----------------------------------------------------------------------------------------------------------------------------------
(COST $36,817,982)

MONEY MARKET ACCOUNT -- 5.79%
   2,660,370   PNC Bank Money Market (a) ..........................................................................       2,660,370
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT ........................................................................................       2,660,370
-----------------------------------------------------------------------------------------------------------------------------------
(COST $2,660,370)

TOTAL INVESTMENTS -- 100.05% ......................................................................................      46,009,352
(COST $39,478,352)

Liabilities in excess of other assets -- (0.05%) ..................................................................         (20,797)
                                                                                                                      -------------

TOTAL NET ASSETS -- 100.00% .......................................................................................   $  45,988,555
                                                                                                                      =============

(a)-- ANNUALIZED INTEREST RATE ON MARCH 31, 2006 WAS 4.32%.

* --  NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
--------------------------------------------------------------------------------

SHARES         COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMON STOCKS -- 94.55%
HEALTH CARE -- 38.28%
       1,800   Abbott Laboratories ................................................................................   $      76,446
      14,000   Align Technology, Inc.* ............................................................................         128,380
       4,800   American Medical Systems Holdings, Inc.* ...........................................................         108,000
       5,100   Amylin Pharmaceuticals, Inc.* ......................................................................         249,645
       3,700   AtheroGenics, Inc.* ................................................................................          60,384
       1,300   Barr Pharmaceuticals, Inc.* ........................................................................          81,874
       1,700   Baxter International, Inc. .........................................................................          65,977
       2,100   Bayer AG (a) .......................................................................................          84,105
       3,800   Boston Scientific Corp.* ...........................................................................          87,590
       2,500   C. R. Bard, Inc. ...................................................................................         169,525
       2,400   Charles River Laboratories International, Inc.* ....................................................         117,648
       1,400   Covance, Inc.* .....................................................................................          82,250
       4,600   ev3, Inc.* .........................................................................................          81,466
       1,300   Fisher Scientific International, Inc.* .............................................................          88,465
       3,900   Immucor, Inc.* .....................................................................................         111,891
       2,500   IMS Health, Inc. ...................................................................................          64,425
       4,500   Medicis Pharmaceutical Corp. .......................................................................         146,700
       2,300   MedImmune, Inc.* ...................................................................................          84,134
       2,600   Mentor Corp. .......................................................................................         117,806
       1,300   Millipore Corp.* ...................................................................................          94,978
       3,000   Myogen, Inc.* ......................................................................................         108,690
       3,200   Pharmaceutical Product Development, Inc. ...........................................................         110,752
       4,500   Schering-Plough Corp. ..............................................................................          85,455
       2,200   Shire PLC (a) ......................................................................................         102,278
       1,200   Sigma-Aldrich Corp. ................................................................................          78,948
       2,800   St. Jude Medical, Inc.* ............................................................................         114,800
       2,000   Sybron Dental Specialties, Inc.* ...................................................................          82,480
       1,900   Teva Pharmaceutical Industries, Ltd. ...............................................................          78,242
       2,000   Varian Medical Systems, Inc.* ......................................................................         112,320
       2,600   Waters Corp.* ......................................................................................         112,190
       2,300   Wyeth ..............................................................................................         111,596
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,199,440
INDUSTRIALS -- 1.85%
       5,200   Hewitt Associates, Inc.* ...........................................................................         154,648
-----------------------------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 54.42%
       4,400   ADTRAN, Inc. .......................................................................................         115,192
       5,800   Altera Corp.* ......................................................................................         119,712
       3,000   Analog Devices, Inc. ...............................................................................         114,870
       6,000   Applied Materials, Inc. ............................................................................         105,060
      12,700   BEA Systems, Inc.* .................................................................................         166,751

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SHARES         COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMON STOCKS (CONTINUED)
INFORMATION TECHNOLOGY -- 54.42% -- (CONTINUED)
       1,700   Broadcom Corp.* ....................................................................................   $      73,372
       3,500   Cabot Microelectronics Corp.* ......................................................................         129,850
       4,300   Cadence Design Systems, Inc.* ......................................................................          79,507
       6,875   Cisco Systems, Inc.* ...............................................................................         148,981
       3,600   Citrix Systems, Inc.* ..............................................................................         136,440
       3,100   Cree, Inc.* ........................................................................................         101,711
       3,100   Corning, Inc.* .....................................................................................          83,421
       2,100   Dell, Inc.* ........................................................................................          62,496
       1,200   Diebold, Inc. ......................................................................................          49,320
       5,200   Dolby Laboratories, Inc.* ..........................................................................         108,680
       9,900   EMC Corp.* .........................................................................................         134,937
       8,300   Entegris, Inc.* ....................................................................................          88,312
       2,000   Equinix, Inc.* .....................................................................................         128,440
       5,500   Fairchild Semiconductor International, Inc.* .......................................................         104,885
       5,700   FileNET Corp.* .....................................................................................         154,014
       2,800   Fiserv, Inc.* ......................................................................................         119,140
       2,700   FormFactor, Inc.* ..................................................................................         106,164
       4,825   Intel Corp. ........................................................................................          93,364
       3,100   Jabil Circuit, Inc.* ...............................................................................         132,866
       3,200   Kronos, Inc.* ......................................................................................         119,648
       4,900   Manhattan Associates, Inc.* ........................................................................         107,800
       2,350   Maxim Integrated Products, Inc. ....................................................................          87,303
       2,650   Microchip Technology, Inc. .........................................................................          96,195
       4,500   Microsoft Corp. ....................................................................................         122,445
       4,300   MKS Instruments, Inc.* .............................................................................         100,749
       3,800   Molex, Inc. ........................................................................................         126,160
       2,800   National Instruments Corp. .........................................................................          91,336
       6,200   Nokia Oyj (a) ......................................................................................         128,464
       4,400   Novellus Systems, Inc.* ............................................................................         105,600
      12,300   Oracle Corp.* ......................................................................................         168,387
       4,700   Red Hat, Inc.* .....................................................................................         131,506
       1,150   SanDisk Corp.* .....................................................................................          66,148
       6,100   Semtech Corp.* .....................................................................................         109,129
       8,200   Symantec Corp.* ....................................................................................         138,006
       3,400   Texas Instruments, Inc. ............................................................................         110,398
       1,800   Trimble Navigation, Ltd.* ..........................................................................          81,090
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,547,849

TOTAL COMMON STOCKS ...............................................................................................       7,901,937
-----------------------------------------------------------------------------------------------------------------------------------
(COST $6,257,054)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SCIENCE & TECHNOLOGY
FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
March 31, 2006
--------------------------------------------------------------------------------

SHARES         COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNT -- 6.03%
     503,625   PNC Bank Money Market (b) ..........................................................................   $     503,625
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT ........................................................................................         503,625
-----------------------------------------------------------------------------------------------------------------------------------
(COST $503,625)

TOTAL INVESTMENTS -- 100.58% ......................................................................................       8,405,562
-----------------------------------------------------------------------------------------------------------------------------------
(COST $6,760,679)

Liabilities in excess of other assets -- (0.58%) ..................................................................         (48,591)
                                                                                                                      -------------

TOTAL NET ASSETS -- 100.00% .......................................................................................   $   8,356,971
                                                                                                                      =============

(a) -- AMERICAN DEPOSITORY RECEIPT.

(b) -- ANNUALIZED INTEREST RATE ON MARCH 31, 2006 WAS 4.32%.

* --   NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SMALL CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
--------------------------------------------------------------------------------

SHARES         COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 94.71%
CONSUMER DISCRETIONARY -- 24.61%
     110,050   Ameristar Casinos, Inc. ............................................................................   $   2,838,189
     179,700   Borders Group, Inc. ................................................................................       4,535,628
      70,325   Central Garden & Pet Co.* ..........................................................................       3,737,071
      78,200   Christopher & Banks Corp. ..........................................................................       1,815,022
     111,107   GameStop Corp.* ....................................................................................       4,813,155
     133,400   Gentex Corp. .......................................................................................       2,329,164
      86,100   J. Jill Group, Inc.* ...............................................................................       2,058,651
     284,600   Lions Gate Entertainment Corp.* ....................................................................       2,888,690
     113,700   Orient-Express Hotel Ltd. -- Class A ...............................................................       4,460,451
      65,100   Oxford Industries, Inc. ............................................................................       3,328,563
     100,100   Penn National Gaming, Inc.* ........................................................................       4,222,218
     129,700   Tuesday Morning Corp. ..............................................................................       2,994,773
      59,700   WCI Communties, Inc.* ..............................................................................       1,660,854
      95,900   Winnebago Industries, Inc. .........................................................................       2,909,606
     181,700   WMS Industries, Inc.* ..............................................................................       5,469,170
     105,500   Zale Corp.* ........................................................................................       2,957,165
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         53,018,370
CONSUMER STAPLES -- 1.46%
     100,700   Performance Food Group Co.* ........................................................................       3,140,833
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL -- 6.30%
     101,200   Boston Private Financial Holdings, Inc. ............................................................       3,419,548
      40,200   A.G. Edwards, Inc. .................................................................................       2,004,372
      55,400   GAMCO Investors, Inc. ..............................................................................       2,213,230
      76,950   Raymond James Financial, Inc. ......................................................................       2,274,642
     115,100   W.P. Stewart & Co., Ltd. ...........................................................................       2,426,308
      28,300   Wilmington Trust Corp. .............................................................................       1,226,805
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,564,905
HEALTH CARE -- 24.94%
     298,900   Align Technology, Inc.* ............................................................................       2,740,913
     162,900   American Medical Systems Holdings, Inc.* ...........................................................       3,665,250
     149,650   Amylin Pharmaceuticals, Inc.* ......................................................................       7,325,367
     171,000   Axcan Pharma, Inc.* ................................................................................       2,270,880
      76,900   Charles River Laboratories International, Inc.* ....................................................       3,769,638
      58,000   Covance, Inc.* .....................................................................................       3,407,500
      84,081   ev3, Inc.* .........................................................................................       1,489,075
     147,900   First Horizon Pharmaceutical Corp.* ................................................................       3,728,559
     123,000   Immucor, Inc.* .....................................................................................       3,528,870
     120,800   Medicis Pharmaceutical Corp. -- Class A ............................................................       3,938,080
      84,500   Mentor Corp. .......................................................................................       3,828,695

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SMALL CAP FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
March 31, 2006
--------------------------------------------------------------------------------

SHARES         COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE -- 24.94% -- (CONTINUED)
      75,900   Myogen, Inc.* ......................................................................................   $   2,749,857
     172,600   Pharmaceutical Product Development, Inc. ...........................................................       5,973,686
      64,400   Sybron Dental Specialties, Inc.* ...................................................................       2,655,856
      31,200   VCA Antech, Inc.* ..................................................................................         888,576
      89,300   Wright Medical Group, Inc.* ........................................................................       1,763,675
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         53,724,477
INDUSTRIALS -- 12.94%
      43,667   Bright Horizons Family Solutions, Inc.* ............................................................   $   1,691,223
     282,400   Corinthian Colleges, Inc.* .........................................................................       4,066,560
     193,200   DeVry, Inc.* .......................................................................................       4,399,164
     169,000   Educate, Inc.* .....................................................................................       1,439,880
     116,500   FirstService Corp.* ................................................................................       2,864,735
     111,500   Heidrick & Struggles International, Inc.* ..........................................................       4,045,220
      51,500   ITT Educational Services, Inc.* ....................................................................       3,298,575
     150,200   Korn/Ferry International* ..........................................................................       3,062,578
     140,900   Navigant Consulting, Inc.* .........................................................................       3,008,215
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         27,876,150
INFORMATION TECHNOLOGY -- 24.46%
     160,200   ADTRAN, Inc. .......................................................................................       4,194,036
     111,600   Cabot Microelectronics Corp.* ......................................................................       4,140,360
     141,300   Cree, Inc.* ........................................................................................       4,636,053
     156,900   Dolby Laboratories, Inc.* ..........................................................................       3,279,210
      43,000   Equinex, Inc.* .....................................................................................       2,761,460
     190,200   Fairchild Semiconductor International, Inc.* .......................................................       3,627,114
     164,600   FileNET Corp.* .....................................................................................       4,447,492
      78,100   FormFactor, Inc.* ..................................................................................       3,070,892
      82,867   Kronos, Inc.* ......................................................................................       3,098,397
     147,000   Manhattan Associates, Inc.* ........................................................................       3,234,000
     312,500   Micrel, Inc.* ......................................................................................       4,631,250
     166,500   MKS Instruments, Inc.* .............................................................................       3,901,095
      88,200   National Instruments Corp. .........................................................................       2,877,084
     221,800   Semtech Corp.* .....................................................................................       3,968,002
      18,300   Trimble Navigation Ltd.* ...........................................................................         824,415
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         52,690,860

TOTAL COMMON STOCKS ...............................................................................................     204,015,595
-----------------------------------------------------------------------------------------------------------------------------------
(COST $163,066,484)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SHARES         COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNT -- 5.60%
12,066,108     PNC Bank Money Market (a) ..........................................................................   $  12,066,108
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT ........................................................................................      12,066,108
-----------------------------------------------------------------------------------------------------------------------------------
(COST $12,066,108)

TOTAL INVESTMENTS -- 100.31% ......................................................................................     216,081,703
-----------------------------------------------------------------------------------------------------------------------------------
(COST $175,132,592)

Liabilities in excess of other assets -- (0.31%) ..................................................................        (674,638)
                                                                                                                      -------------
TOTAL NET ASSETS -- 100.00% .......................................................................................   $ 215,407,065
                                                                                                                      =============

(a) -- ANNUALIZED INTEREST RATE ON MARCH 31, 2006 WAS 4.32%.

* -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
MID CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
--------------------------------------------------------------------------------

SHARES         COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 93.81%
CONSUMER DISCRETIONARY -- 30.11%
       4,000   Abercrombie & Fitch Co.-Class A ....................................................................   $     233,200
       7,000   Autoliv, Inc. ......................................................................................         396,060
       7,900   Barnes & Noble, Inc. ...............................................................................         365,375
       7,600   Boyd Gaming Corp. ..................................................................................         379,544
       6,700   Brunswick Corp. ....................................................................................         260,362
       4,800   Chico's FAS, Inc.* .................................................................................         195,072
      44,700   EMI Group PLC (a) ..................................................................................         392,323
       6,100   Fairmont Hotels & Resorts, Inc. ....................................................................         272,670
      16,900   Gentex Corp. .......................................................................................         295,074
       4,900   Harrah's Entertainment, Inc. .......................................................................         382,004
       3,300   International Game Technology ......................................................................         116,226
       3,400   LIFE TIME FITNESS, Inc.* ...........................................................................         159,290
       4,300   MGM MIRAGE* ........................................................................................         185,287
       9,200   Michaels Stores, Inc. ..............................................................................         345,736
        2250   Mohawk Industries, Inc.* ...........................................................................         181,620
      11,200   Penn National Gaming, Inc.* ........................................................................         472,416
      14,900   PETsMART, Inc. .....................................................................................         419,286
       3,800   Polo Ralph Lauren Corp. ............................................................................         230,318
       7,200   Royal Caribbean Cruises Ltd. .......................................................................         302,544
      12,700   The Talbots, Inc. ..................................................................................         341,249
       7,400   Tiffany & Co. ......................................................................................         277,796
       9,900   Urban Outfitters, Inc.* ............................................................................         242,946
       5,600   Weight Watchers International, Inc. ................................................................         287,840
       5,800   Williams-Sonoma, Inc.* .............................................................................         245,920
       4,600   Winnebago Industries, Inc. .........................................................................         139,564
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,119,722
CONSUMER STAPLES -- 0.93%
       7,400   CVS Corp. ..........................................................................................         221,038
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL -- 9.91%
       8,300   A.G. Edwards, Inc. .................................................................................         413,838
      12,400   H&R Block, Inc. ....................................................................................         268,460
      15,700   Janus Capital Group, Inc. ..........................................................................         363,769
       3,000   Legg Mason, Inc. ...................................................................................         375,990
       3,700   Mellon Financial Corp. .............................................................................         131,720
       7,615   Morningstar, Inc.* .................................................................................         340,923

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SHARES         COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL -- 9.91% -- (CONTINUED)
       2,600   Principal Financial Group, Inc. ....................................................................   $     126,880
       4,100   T. Rowe Price Group, Inc. ..........................................................................         320,661
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,342,241
HEALTH CARE -- 25.73%
      17,200   Amylin Pharmaceuticals, Inc.* ......................................................................         841,940
       4,400   Barr Pharmaceuticals, Inc.* ........................................................................         277,112
      11,400   Charles River Laboratories International, Inc.* ....................................................         558,828
      14,500   Endo Pharmaceuticals Holdings, Inc.* ...............................................................         475,745
       4,400   Fisher Scientific International, Inc.* .............................................................         299,420
      17,900   IMS Health, Inc. ...................................................................................         461,283
      17,400   Medicis Pharmaceutical Corp. .......................................................................         567,240
      12,500   MedImmune, Inc.* ...................................................................................         457,250
       5,200   Millipore Corp.* ...................................................................................         379,912
      11,400   Pharmaceutical Product Development, Inc. ...........................................................         394,554
      11,000   Shire PLC (a) ......................................................................................         511,390
       5,600   Sigma-Aldrich Corp. ................................................................................         368,424
       2,200   Stericycle, Inc.* ..................................................................................         148,764
       7,925   Waters Corp.* ......................................................................................         341,964
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,083,826
INDUSTRIALS -- 7.17%
       9,300   Career Education Corp.* ............................................................................         350,889
       6,700   ChoicePoint, Inc.* .................................................................................         299,825
      12,900   DeVry, Inc.* .......................................................................................         293,733
      12,400   Hewitt Associates, Inc.* ...........................................................................         368,776
       9,400   Iron Mountain, Inc.* ...............................................................................         382,956
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,696,179
INFORMATION TECHNOLOGY -- 19.96%
      22,300   Altera Corp.* ......................................................................................         460,272
      24,200   BEA Systems, Inc.* .................................................................................         317,746
      12,700   Cadence Design Systems, Inc.* ......................................................................         234,823
       5,800   CheckFree Corp.* ...................................................................................         292,900
      11,200   Citrix Systems, Inc.* ..............................................................................         424,480
       9,300   Fiserv, Inc.* ......................................................................................         395,715
       3,700   Garmin Ltd. ........................................................................................         293,891
       7,700   Jabil Circuit, Inc.* ...............................................................................         330,022
       5,200   KLA-Tencor Corp. ...................................................................................         251,472

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
MID CAP FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
March 31, 2006
--------------------------------------------------------------------------------

SHARES         COMPANY                                                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INFORMATION TECHNOLOGY -- 19.96% -- (CONTINUED)
       6,500   National Semiconductor Corp. .......................................................................   $     180,960
      17,600   Novellus Systems, Inc.* ............................................................................         422,400
      17,200   Red Hat, Inc.* .....................................................................................         481,256
       4,400   SanDisk Corp.* .....................................................................................         253,088
      21,200   Semtech Corp.* .....................................................................................         379,268
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,718,293

TOTAL COMMON STOCKS ...............................................................................................      22,181,299
-----------------------------------------------------------------------------------------------------------------------------------
(COST $17,685,015)

MONEY MARKET ACCOUNT -- 5.13%
   1,212,207   PNC Bank Money Market (b) ..........................................................................       1,212,207
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT ........................................................................................       1,212,207
-----------------------------------------------------------------------------------------------------------------------------------
(COST $1,212,207)

TOTAL INVESTMENTS -- 98.94% .......................................................................................      23,393,506
-----------------------------------------------------------------------------------------------------------------------------------
(COST $18,897,222)

Other assets in excess of liabilities -- 1.06% ....................................................................         251,386
                                                                                                                      -------------

TOTAL NET ASSETS -- 100.00% .......................................................................................   $  23,644,892
                                                                                                                      =============

(a) -- AMERICAN DEPOSITORY RECEIPT

(b) -- ANNUALIZED INTEREST RATE ON MARCH 31, 2006 WAS 4.32%.

* -- NON-INCOME PRODUCING SECURITY

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

STATEMENTS OF ASSETS
AND LIABILITIES

March 31, 2006
--------------------------------------------------------------------------------

                                                              BALANCED        LARGE CAP       HIGH YIELD
                                                                FUND            FUND             FUND
---------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value .................................   $  76,621,536   $  22,317,386   $  25,696,408
   Receivables:
     Dividends ..........................................          50,037          10,042          14,963
     Interest ...........................................         361,173           4,258         404,163
     Capital shares sold ................................         168,184           7,308             607
   Prepaid expenses and other assets ....................          20,520          19,119          19,362
                                                            -------------   -------------   -------------

        Total assets ....................................      77,221,450      22,358,113      26,135,503
                                                            -------------   -------------   -------------
LIABILITIES:
   Payables:
     Capital shares redeemed ............................          74,575              --          65,827
     Dividend distributions .............................         315,884              --          49,500
     Administrative fees ................................          13,129           3,147           3,699
     Professional fees ..................................          22,532           7,086          12,344
     Custody fees .......................................           2,578           2,085           2,689
     Advisory fees ......................................          40,287          17,602          20,165
     Other accrued expenses .............................          30,196           8,319          19,579
                                                            -------------   -------------   -------------

        Total liabilities ...............................         499,181          38,239         173,803
                                                            -------------   -------------   -------------

NET ASSETS ..............................................   $  76,722,269   $  22,319,874   $  25,961,700
                                                            =============   =============   =============
NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital) ..........   $  67,456,350   $  20,459,091   $  24,168,788
   Accumulated net investment income ....................           2,419              --           4,758
   Accumulated net realized loss from investment
     transactions .......................................      (2,745,002)     (1,120,405)       (307,091)
   Net unrealized appreciation from
     investment transactions ............................      12,008,502       2,981,188       2,095,245
                                                            -------------   -------------   -------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES .............   $  76,722,269   $  22,319,874   $  25,961,700
                                                            =============   =============   =============

   Investments at cost ..................................   $  64,613,034   $  19,336,198   $  23,601,163
                                                            =============   =============   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                               BALANCED       LARGE CAP       HIGH YIELD
                                                                 FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------
CLASS I SHARES
   Net Assets ...........................................   $  51,756,910   $  21,531,909   $  12,662,557
                                                            =============   =============   =============

   Shares of Capital Stock Outstanding ..................       3,969,045       1,546,485       1,383,862
                                                            =============   =============   =============

   Net Asset Value Per Share ............................   $       13.04   $       13.92   $        9.15
                                                            =============   =============   =============

CLASS A SHARES
   Net Assets ...........................................   $  13,413,173   $     426,481   $   7,562,847
                                                            =============   =============   =============

   Shares of Capital Stock Outstanding ..................         995,320          30,856         774,088
                                                            =============   =============   =============

   Net Asset Value Per Share ............................   $       13.48   $       13.82   $        9.77
                                                            =============   =============   =============

CLASS B SHARES
   Net Assets ...........................................   $   1,082,140   $      93,870   $   2,188,173
                                                            =============   =============   =============

   Shares of Capital Stock Outstanding ..................          81,380           7,034         227,060
                                                            =============   =============   =============

   Net Asset Value Per Share ............................   $       13.30   $       13.35   $        9.64
                                                            =============   =============   =============

CLASS C SHARES
   Net Assets ...........................................   $  10,447,459   $     256,980   $   3,537,253
                                                            =============   =============   =============

   Shares of Capital Stock Outstanding ..................         784,620          19,250         372,372
                                                            =============   =============   =============

   Net Asset Value Per Share ............................   $       13.32   $       13.35   $        9.50
                                                            =============   =============   =============

CLASS R SHARES
   Net Assets ...........................................   $      22,587   $      10,634   $      10,870
                                                            =============   =============   =============

   Shares of Capital Stock Outstanding ..................           1,748             786           1,208
                                                            =============   =============   =============

   Net Asset Value Per Share ............................   $       12.92   $       13.53   $        9.00
                                                            =============   =============   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS
AND LIABILITIES (CONTINUED)

March 31, 2006
--------------------------------------------------------------------------------

                                                              USA GLOBAL       SCIENCE &
                                                                 FUND       TECHNOLOGY FUND
-------------------------------------------------------------------------------------------
ASSETS:
   Investments at value .................................   $  46,009,352   $     8,405,562
   Receivables:
     Dividends ..........................................          25,498             3,785
     Interest ...........................................           7,965             1,388
     Capital shares sold ................................           2,208            30,222
   Prepaid expenses and other assets ....................          20,654            24,841
                                                            -------------   ---------------

        Total assets ....................................      46,065,677         8,465,798
                                                            -------------   ---------------

LIABILITIES:
   Payables:
     Investment securities purchased ....................              --            77,825
     Capital shares redeemed ............................           3,516            11,203
     Administrative fees ................................           6,436             1,134
     Professional fees ..................................          14,726             2,142
     Custody fees .......................................           2,372             3,099
     Advisory fees ......................................          36,366             6,726
     Other accrued expenses .............................          13,706             6,698
                                                            -------------   ---------------

        Total liabilities ...............................          77,122           108,827
                                                            -------------   ---------------

NET ASSETS ..............................................   $  45,988,555   $     8,356,971
                                                            =============   ===============

NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital) ..........   $  42,656,501   $     6,385,337
   Accumulated net realized gain (loss) from investment
     transactions .......................................      (3,198,946)          326,751
   Net unrealized appreciation from
     investment transactions ............................       6,531,000         1,644,883
                                                            -------------   ---------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES .............   $  45,988,555   $     8,356,971
                                                            =============   ===============

   Investments at cost ..................................   $  39,478,352   $     6,760,679
                                                            =============   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                              USA GLOBAL       SCIENCE &
                                                                 FUND       TECHNOLOGY FUND
-------------------------------------------------------------------------------------------
CLASS I SHARES
   Net Assets ...........................................   $  43,006,859   $     5,170,382
                                                            =============   ===============

   Shares of Capital Stock Outstanding ..................       2,732,360           360,459
                                                            =============   ===============

   Net Asset Value Per Share ............................   $       15.74   $         14.34
                                                            =============   ===============

CLASS A SHARES
   Net Assets ...........................................   $   1,855,587   $     1,791,886
                                                            =============   ===============

   Shares of Capital Stock Outstanding ..................         119,050           126,375
                                                            =============   ===============

   Net Asset Value Per Share ............................   $       15.59   $         14.18
                                                            =============   ===============

CLASS B SHARES
   Net Assets ...........................................   $      55,208   $       142,709
                                                            =============   ===============

   Shares of Capital Stock Outstanding ..................           3,655            10,419
                                                            =============   ===============

   Net Asset Value Per Share ............................   $       15.10   $         13.70
                                                            =============   ===============

CLASS C SHARES
  Net Assets ............................................   $   1,060,153   $     1,238,122
                                                            =============   ===============

  Shares of Capital Stock Outstanding ...................          70,174            90,325
                                                            =============   ===============

  Net Asset Value Per Share .............................   $       15.11   $         13.71
                                                            =============   ===============

CLASS R SHARES
   Net Assets ...........................................   $      10,748   $        13,872
                                                            =============   ===============

   Shares of Capital Stock Outstanding ..................             699               985
                                                            =============   ===============

   Net Asset Value Per Share ............................   $       15.37   $         14.08
                                                            =============   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS
AND LIABILITIES (CONTINUED)

March 31, 2006
--------------------------------------------------------------------------------

                                                              SMALL CAP         MID CAP
                                                                 FUND            FUND
-------------------------------------------------------------------------------------------
ASSETS:
   Investments at value .................................   $ 216,081,703   $    23,393,506
   Receivables:
     Dividends ..........................................          44,789            11,987
     Interest ...........................................          34,809             5,306
     Capital shares sold ................................         760,352           371,197
   Prepaid expenses and other assets ....................          34,459            17,478
                                                            -------------   ---------------

        Total assets ....................................     216,956,112        23,799,474
                                                            -------------   ---------------

LIABILITIES:
   Payables:
     Investment securities purchased ....................         875,488                --
     Capital shares redeemed ............................         331,084           120,021
     Administrative fees ................................          29,051             3,184
     Professional fees ..................................          58,130             5,250
     Custody fees .......................................           4,461             2,871
     Advisory fees ......................................         149,468             7,009
     Other accrued expenses .............................         101,365            16,247
                                                            -------------   ---------------

        Total liabilities ...............................       1,549,047           154,582
                                                            -------------   ---------------

NET ASSETS ..............................................   $ 215,407,065   $    23,644,892
                                                            =============   ===============
NET ASSETS CONSIST OF:
     Capital (capital stock and paid-in capital) ........   $ 173,458,419   $    19,113,724
     Accumulated net realized gain from investment
       transactions .....................................         999,535            34,884
     Net unrealized appreciation from
       investment transactions ..........................      40,949,111         4,496,284
                                                            -------------   ---------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES .............   $ 215,407,065   $    23,644,892
                                                            =============   ===============

     Investments at cost ................................   $ 175,132,592   $    18,897,222
                                                            =============   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                              SMALL CAP        MID CAP
                                                                FUND             FUND
-------------------------------------------------------------------------------------------
CLASS I SHARES
   Net Assets ...........................................   $   9,286,787   $     3,945,534
                                                            =============   ===============

   Shares of Capital Stock Outstanding ..................         496,577           245,560
                                                            =============   ===============

   Net Asset Value Per Share ............................   $       18.70   $         16.07
                                                            =============   ===============

CLASS A SHARES
   Net Assets ...........................................   $ 180,989,172   $    13,400,824
                                                            =============   ===============

   Shares of Capital Stock Outstanding ..................       9,788,108           841,870
                                                            =============   ===============

   Net Asset Value Per Share ............................   $       18.49   $         15.92
                                                            =============   ===============

CLASS B SHARES
   Net Assets ...........................................   $   3,552,945   $       314,624
                                                            =============   ===============

   Shares of Capital Stock Outstanding ..................         198,603            20,378
                                                            =============   ===============

   Net Asset Value Per Share ............................   $       17.89   $         15.44
                                                            =============   ===============

CLASS C SHARES
   Net Assets ...........................................   $  21,561,795   $     5,970,418
                                                            =============   ===============

   Shares of Capital Stock Outstanding ..................       1,205,157           386,481
                                                            =============   ===============

   Net Asset Value Per Share ............................   $       17.89   $         15.45
                                                            =============   ===============

CLASS R SHARES
   Net Assets ...........................................   $      16,366   $        13,492
                                                            =============   ===============

   Shares of Capital Stock Outstanding ..................             891               854
                                                            =============   ===============

   Net Asset Value Per Share ............................   $       18.37   $         15.81
                                                            =============   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
OF OPERATIONS

March 31, 2006
--------------------------------------------------------------------------------

                                                               BALANCED       LARGE CAP       HIGH YIELD
                                                                 FUND           FUND             FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends ...............................................   $     899,597   $     249,798   $     164,995
Interest ................................................       1,966,414          21,332       1,985,458
Foreign taxes withheld ..................................            (303)         (8,880)         (2,457)
                                                            -------------   -------------   -------------

                                                                2,865,708         262,250       2,147,996
                                                            -------------   -------------   -------------
EXPENSES:
Advisor fees ............................................         552,918         172,846         292,733
Administration fees .....................................         176,226         142,694         154,318
Transfer Agent fees .....................................         107,771          70,317          83,839
12b-1 fees ..............................................          72,307           2,562          64,424
Registration fees .......................................          53,550          52,050          52,450
Shareholder service fees ................................          49,958           1,852          60,667
Audit fees ..............................................          25,615           7,916          13,861
Legal fees ..............................................          18,666           5,818          11,081
Printing fees ...........................................          18,058           5,621          11,466
Custodian fees ..........................................          16,457          15,049          17,449
Director fees ...........................................           9,095           2,706           5,258
Insurance fees ..........................................           6,216           1,876           4,188
Miscellaneous fees ......................................          18,471           7,794          18,905
                                                            -------------   -------------   -------------

   Total expenses before reimbursement and waivers ......       1,125,308         489,101         790,639
   Less: expense reimbursement and waivers ..............        (256,603)       (208,133)       (270,358)
                                                            -------------   -------------   -------------

   Net expenses .........................................         868,705         280,968         520,281
                                                            -------------   -------------   -------------

   Net investment income (loss) .........................       1,997,003         (18,718)      1,627,715
                                                            -------------   -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:

Net realized gain (loss) from investment transactions ...       1,524,670         840,214        (242,459)
Net unrealized appreciation on investments ..............       3,328,158       1,156,244         610,624
                                                            -------------   -------------   -------------

                                                                4,852,828       1,996,458         368,165
                                                            -------------   -------------   -------------
Net increase in net assets resulting
   from operations ......................................   $   6,849,831   $   1,977,740   $   1,995,880
                                                            =============   =============   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                             USA GLOBAL        SCIENCE &       SMALL CAP        MID CAP
                                                                FUND        TECHNOLOGY FUND       FUND            FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends ...............................................   $     541,502   $        35,733   $     808,821   $     93,976
Interest ................................................          50,306             7,558         376,593         44,577
Foreign taxes withheld ..................................              --            (2,170)             --         (1,009)
                                                            -------------   ---------------   -------------   ------------

                                                                  591,808            41,121       1,185,414        137,544
                                                            -------------   ---------------   -------------   ------------
EXPENSES:
Advisor fees ............................................         358,807            53,123       1,433,890        132,040
Administration fees .....................................         168,179           138,793         290,659        142,647
Transfer Agent fees .....................................          93,596            48,840         308,270         73,802
12b-1 fees ..............................................          11,762             8,014         167,118         40,686
Registration fees .......................................          52,050            50,188          69,875         50,955
Shareholder service fees ................................           7,926             5,639         427,794         33,299
Audit fees ..............................................          16,215             2,380          68,489          6,081
Legal fees ..............................................          12,126             1,715          50,181          4,228
Printing fees ...........................................          12,382             1,658          43,510          3,749
Custodian fees ..........................................          15,996            18,044          32,417         17,785
Director fees ...........................................           5,719               787          26,495          2,190
Insurance fees ..........................................           4,412              (750)         16,335            881
Miscellaneous fees ......................................          11,173             9,241          30,301         10,978
                                                            -------------   ---------------   -------------   ------------

   Total expenses before reimbursement and waivers ......         770,343           337,672       2,965,334        519,321
   Less: expense reimbursement and waivers ..............        (176,564)         (239,023)        (76,148)      (234,073)
                                                            -------------   ---------------   -------------   ------------

   Net expenses .........................................         593,779            98,649       2,889,186        285,248
                                                            -------------   ---------------   -------------   ------------

   Net investment income (loss) .........................          (1,971)          (57,528)     (1,703,772)      (147,704)
                                                            -------------   ---------------   -------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) from investment transactions ...         (29,827)          556,901       1,319,804        194,594
Net unrealized appreciation on investments ..............       5,556,368         1,126,090      33,883,232      3,626,892
                                                            -------------   ---------------   -------------   ------------

                                                                5,526,541         1,682,991      35,203,036      3,821,486
                                                            -------------   ---------------   -------------   ------------
Net increase in net assets resulting
   from operations ......................................   $   5,524,570   $     1,625,463   $  33,499,264   $  3,673,782
                                                            =============   ===============   =============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES
IN NET ASSETS

--------------------------------------------------------------------------------

                                                                            BALANCED FUND
                                                                        YEAR            YEAR
                                                                        ENDED           ENDED
                                                                   MARCH 31, 2006   MARCH 31, 2005
--------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ................................   $    1,997,003   $    1,806,264
   Net realized gain (loss) from investment transactions .......        1,524,670       (1,088,310)
   Net unrealized appreciation (depreciation) on investments ...        3,328,158        4,729,938
                                                                   --------------   --------------
     Net increase in net assets resulting from operations ......        6,849,831        5,447,892

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .......................................       (2,083,998)      (1,803,625)
   Net realized gain from investment transactions ..............               --               --
                                                                   --------------   --------------

     Total distributions to shareholders .......................       (2,083,998)      (1,803,625)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold .................................................       13,017,375       10,558,499
   Reinvested distributions ....................................        1,708,627        1,768,921
   Shares repurchased ..........................................       (4,279,157)      (1,509,524)
   Redemption fees received ....................................            4,137              355
                                                                   --------------   --------------

     Net increase (decrease) from capital share transactions ...       10,450,982       10,818,251
                                                                   --------------   --------------

     Net increase (decrease) in net assets .....................       15,216,815       14,462,518
                                                                   --------------   --------------

NET ASSETS:
   Beginning of year ...........................................       61,505,454       47,042,936
                                                                   --------------   --------------

   End of year .................................................   $   76,722,269   $   61,505,454
                                                                   ==============   ==============

   Undistributed net investment income (loss) at end of year ...   $        2,419   $      (45,936)
                                                                   ==============   ==============

*Fund share transactions:
   Shares issued ...............................................        1,010,779          865,306
   Reinvested distributions ....................................          135,304          147,753
   Shares redeemed .............................................         (329,970)        (123,932)
                                                                   --------------   --------------

     Net increase (decrease) in fund shares ....................          816,113          889,127
                                                                   ==============   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                            LARGE CAP FUND
                                                                        YEAR            YEAR
                                                                        ENDED           ENDED
                                                                   MARCH 31, 2006   MARCH 31, 2005
--------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ................................   $      (18,718)  $       30,572
   Net realized gain (loss) from investment transactions .......          840,214           76,272
   Net unrealized appreciation (depreciation) on investments ...        1,156,244          119,157
                                                                   --------------   --------------
     Net increase in net assets resulting from operations ......        1,977,740          226,001

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .......................................          (11,382)         (19,190)
   Net realized gain from investment transactions ..............               --               --
                                                                   --------------   --------------

     Total distributions to shareholders .......................          (11,382)         (19,190)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold .................................................          750,723          931,280
   Reinvested distributions ....................................           11,126           18,761
   Shares repurchased ..........................................       (1,444,201)      (2,279,417)
   Redemption fees received ....................................              320               19
                                                                   --------------   --------------

     Net increase (decrease) from capital share transactions ...         (682,032)      (1,329,357)
                                                                   --------------   --------------

     Net increase (decrease) in net assets .....................        1,284,326       (1,122,546)
                                                                   --------------   --------------

NET ASSETS:
   Beginning of year ...........................................       21,035,548       22,158,094
                                                                   --------------   --------------

   End of year .................................................   $   22,319,874   $   21,035,548
                                                                   ==============   ==============

   Undistributed net investment income (loss) at end of year ...   $           --   $       11,382
                                                                   ==============   ==============

*Fund share transactions:
   Shares issued ...............................................           56,844           75,023
   Reinvested distributions ....................................              872            1,416
   Shares redeemed .............................................         (108,465)        (186,945)
                                                                   --------------   --------------

     Net increase (decrease) in fund shares ....................          (50,749)        (110,506)
                                                                   ==============   ==============

                                                                            HIGH YIELD FUND
                                                                        YEAR            YEAR
                                                                        ENDED           ENDED
                                                                   MARCH 31, 2006   MARCH 31, 2005
--------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ................................   $    1,627,715   $    1,261,564
   Net realized gain (loss) from investment transactions .......         (242,459)         718,756
   Net unrealized appreciation (depreciation) on investments ...          610,624         (816,775)
                                                                   --------------   --------------
     Net increase in net assets resulting from operations ......        1,995,880        1,163,545

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .......................................       (1,672,421)      (1,255,710)
   Net realized gain from investment transactions ..............         (460,140)        (203,126)
                                                                   --------------   --------------

     Total distributions to shareholders .......................       (2,132,561)      (1,458,836)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold .................................................        6,370,429       27,940,067
   Reinvested distributions ....................................        1,873,388        1,260,007
   Shares repurchased ..........................................      (27,548,734)     (14,952,469)
   Redemption fees received ....................................            2,813              124
                                                                   --------------   --------------

     Net increase (decrease) from capital share transactions ...      (19,302,104)      14,247,729
                                                                   --------------   --------------

     Net increase (decrease) in net assets .....................      (19,438,785)      13,952,438
                                                                   --------------   --------------

NET ASSETS:
   Beginning of year ...........................................       45,400,485       31,448,047
                                                                   --------------   --------------

   End of year .................................................   $   25,961,700   $   45,400,485
                                                                   ==============   ==============

   Undistributed net investment income (loss) at end of year ...   $        4,758   $      (15,167)
                                                                   ==============   ==============

*Fund share transactions:
   Shares issued ...............................................          657,444        2,860,332
   Reinvested distributions ....................................          199,966          130,464
   Shares redeemed .............................................       (2,866,583)      (1,521,547)
                                                                   --------------   --------------

     Net increase (decrease) in fund shares ....................       (2,009,173)       1,469,249
                                                                   ==============   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES
IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                                                           USA GLOBAL FUND
                                                                        YEAR             YEAR
                                                                        ENDED            ENDED
                                                                   MARCH 31, 2006   MARCH 31, 2005
--------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ................................   $       (1,971)  $      145,909
   Net realized gains (losses) from investment transactions ....          (29,827)         (36,949)
   Net unrealized appreciation (depreciation) on investments ...        5,556,368         (832,148)
                                                                   --------------   --------------
     Net increase (decrease) in net assets resulting from
        operations .............................................        5,524,570         (723,188)

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .......................................          (15,940)        (154,058)
   Net realized gain from investment transactions ..............               --               --
                                                                   --------------   --------------
     Total distributions to shareholders .......................          (15,940)        (154,058)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold .................................................        1,437,472        3,459,353
   Reinvested distributions ....................................           15,738          151,778
   Shares repurchased ..........................................       (3,769,459)      (2,927,612)
   Redemption fees received ....................................              167                8
                                                                   --------------   --------------

     Net increase (decrease) from capital share transactions ...       (2,316,082)         683,527
                                                                   --------------   --------------

     Net increase (decrease) in net assets .....................        3,192,548         (193,719)
                                                                   --------------   --------------

NET ASSETS:
   Beginning of year ...........................................       42,796,007       42,989,726
                                                                   --------------   --------------

   End of year .................................................   $   45,988,555   $   42,796,007
                                                                   ==============   ==============

   Undistributed net investment income at end of year ..........   $           --   $        3,036
                                                                   ==============   ==============

*Fund share transactions:
   Shares issued ...............................................           96,608          251,845
   Reinvested distributions ....................................            1,056           10,476
   Shares redeemed .............................................         (255,644)        (213,062)
                                                                   --------------   --------------

     Net increase (decrease) in fund shares ....................         (157,980)          49,259
                                                                   ==============   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                              SCIENCE &
                                                                           TECHNOLOGY FUND
                                                                        YEAR             YEAR
                                                                        ENDED            ENDED
                                                                   MARCH 31, 2006   MARCH 31, 2005
--------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ................................   $      (57,528)  $      (47,929)
   Net realized gains (losses) from investment transactions ....          556,901          189,117
   Net unrealized appreciation (depreciation) on investments ...        1,126,090         (526,396)
                                                                   --------------   --------------
     Net increase (decrease) in net assets resulting from
       operations ..............................................        1,625,463         (385,208)

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .......................................               --               --
   Net realized gain from investment transactions ..............         (274,157)         (10,483)
                                                                   --------------   --------------

     Total distributions to shareholders .......................         (274,157)         (10,483)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold .................................................        1,758,804        1,694,679
   Reinvested distributions ....................................          265,629           10,297
   Shares repurchased ..........................................         (706,866)      (1,534,779)
   Redemption fees received ....................................               34                2
                                                                   --------------   --------------

     Net increase (decrease) from capital share transactions ...        1,317,601          170,199
                                                                   --------------   --------------

     Net increase (decrease) in net assets .....................        2,668,907         (225,492)
                                                                   --------------   --------------

NET ASSETS:
   Beginning of year ...........................................        5,688,064        5,913,556
                                                                   --------------   --------------

   End of year .................................................   $    8,356,971   $    5,688,064
                                                                   ==============   ==============

   Undistributed net investment income at end of year ..........   $           --   $           --
                                                                   ==============   ==============

*Fund share transactions:
   Shares issued ...............................................          134,087          143,670
   Reinvested distributions ....................................           21,367              813
   Shares redeemed .............................................          (55,102)        (130,968)
                                                                   --------------   --------------

     Net increase (decrease) in fund shares ....................          100,352           13,515
                                                                   ==============   ==============

                                                                           SMALL CAP FUND
                                                                        YEAR             YEAR
                                                                        ENDED            ENDED
                                                                   MARCH 31, 2006   MARCH 31, 2005
--------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ................................   $   (1,703,772)  $     (758,907)
   Net realized gains (losses) from investment transactions ....        1,319,804        1,502,749
   Net unrealized appreciation (depreciation) on investments ...       33,883,232        2,065,927
                                                                   --------------   --------------
     Net increase (decrease) in net assets resulting from
       operations ..............................................       33,499,264        2,809,769

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .......................................               --               --
   Net realized gain from investment transactions ..............         (990,851)         (67,143)
                                                                   --------------   --------------

     Total distributions to shareholders .......................         (990,851)         (67,143)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold .................................................       69,923,008      140,026,983
   Reinvested distributions ....................................          897,442           63,128
   Shares repurchased ..........................................      (36,070,517)     (28,553,528)
   Redemption fees received ....................................            7,221            2,199
                                                                   --------------   --------------

     Net increase (decrease) from capital share transactions ...       34,757,154      111,538,782
                                                                   --------------   --------------

     Net increase (decrease) in net assets .....................       67,265,567      114,281,408
                                                                   --------------   --------------

NET ASSETS:
   Beginning of year ...........................................      148,141,498       33,860,090
                                                                   --------------   --------------

   End of year .................................................   $  215,407,065   $  148,141,498
                                                                   ==============   ==============

   Undistributed net investment income at end of year ..........   $           --   $           --
                                                                   ==============   ==============

*Fund share transactions:
   Shares issued ...............................................        4,266,999        9,279,928
   Reinvested distributions ....................................           55,725            3,851
   Shares redeemed .............................................       (2,194,700)      (1,971,411)
                                                                   --------------   --------------

     Net increase (decrease) in fund shares ....................        2,128,024        7,312,368
                                                                   ==============   ==============

                                                                            MID CAP FUND
                                                                        YEAR             YEAR
                                                                        ENDED            ENDED
                                                                   MARCH 31, 2006   MARCH 31, 2005
--------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ................................   $     (147,704)  $      (64,029)
   Net realized gains (losses) from investment transactions ....          194,594           58,158
   Net unrealized appreciation (depreciation) on investments ...        3,626,892          187,381
                                                                   --------------   --------------
     Net increase (decrease) in net assets resulting from
       operations ..............................................        3,673,782          181,510

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .......................................               --               --
   Net realized gain from investment transactions ..............          (35,451)         (87,277)
                                                                   --------------   --------------

     Total distributions to shareholders .......................          (35,451)         (87,277)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold .................................................       12,308,238        7,678,703
   Reinvested distributions ....................................           34,951           86,245
   Shares repurchased ..........................................       (3,311,901)      (1,341,692)
   Redemption fees received ....................................            4,161               30
                                                                   --------------   --------------

     Net increase (decrease) from capital share transactions ...        9,035,449        6,423,286
                                                                   --------------   --------------

     Net increase (decrease) in net assets .....................       12,673,780        6,517,519
                                                                   --------------   --------------

NET ASSETS:
   Beginning of year ...........................................       10,971,112        4,453,593
                                                                   --------------   --------------

   End of year .................................................   $   23,644,892   $   10,971,112
                                                                   ==============   ==============

   Undistributed net investment income at end of year ..........   $           --   $           --
                                                                   ==============   ==============

*Fund share transactions:
   Shares issued ...............................................          863,311          611,657
   Reinvested distributions ....................................            2,455            6,546
   Shares redeemed .............................................         (228,638)        (109,555)
                                                                   --------------   --------------

     Net increase (decrease) in fund shares ....................          637,128          508,648
                                                                   ==============   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL
STATEMENTS

--------------------------------------------------------------------------------

1. ORGANIZATION:

AFBA 5Star Fund, Inc. (the Company), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with the following series: AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund. Each series, in effect, represents a separate fund, and is referred to herein as a "Fund" or collectively as the "Funds". Each Fund offers five classes of shares, Class A, Class B, Class C, Class I and Class R. Shares of all classes of a Fund represent equal pro-rata interests in the Fund, except that each class will bear different expenses which will reflect the difference in the range of services provided to them. All the AFBA 5Star Funds are diversified with the exception of the Science & Technology Fund, which is a non-diversified fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT VALUATION - Equity securities owned by a Fund are valued using the official closing price or the last sale price on the Exchange or in the principal over-the-counter market where they are traded. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the security is traded. If the last sale price is unavailable, the security is valued at the mean between the last bid and asked prices. Debt securities held by a Fund for which market quotations are readily available are valued at the mean between the last bid and asked prices. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are not readily available, or the price is not considered representative of market value, any security or other asset is valued at its fair value determined in good faith by the Company's Valuation Committee under procedures adopted by the Company's Board of Directors.

B. FEDERAL AND STATE TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

C. OPTIONs - In order to produce incremental earnings and protect gains, the Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding covered call options or transactions in call options written as of March 31, 2006.

D. EXPENSES - The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund or class are charged to that Fund or class, while general Fund expenses are allocated among the Company's respective series based on relative net assets.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative share value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

E. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including the accretion of market discount and amortization of premium on debt securities, is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS - Dividends from the Balanced Fund's net investment income, if any, are declared and paid quarterly. Dividends from the High Yield Fund's net investment income, if any, are declared and paid monthly. Dividends from the Large Cap, USA Global, Science & Technology, Small Cap and Mid Cap Funds' net investment income, if any, are declared and paid semi-annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date. Distributions of net investment income are determined on a class level and realized gains are determined on a Fund level.

--------------------------------------------------------------------------------

G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

H. INDEMNIFICATION ARRANGEMENTS - In the normal course of business, the Company enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Company in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

3. CAPITAL SHARE TRANSACTIONS:

The Balanced, Large Cap, High Yield, USA Global and Mid Cap Funds are authorized to issue 10,000,000 shares per class with a Par Value of $1.00. Science & Technology and Small Cap Funds, excluding Class A for Small Cap, are authorized to issue 5,000,000 shares per class with a Par Value of $1.00. Small Cap Class A is authorized to issue 15,000,000 shares with a Par Value of $1.00.

With limited exceptions, a 2% fee is assessed on redemptions of Fund shares held less than 60 days to deter short-term trading and protect the interest of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of Fund shares. The fees are paid to the Fund, and have the primary effect of increasing paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

For the period January 13, 2003 to January 12, 2006, a member of the selling group used incorrect cusip information for Class B and Class C of the Science & Technology Fund. Investments made by this group intended for Class C were processed into Class B during this period. In February and March of 2006, the investments were reclassified to their proper classes. There was no financial impact to the Fund for these reclassifications.

Transactions in the capital shares of the Funds were as follows:

                                                BALANCED FUND
                          -------------------------------------------------------
                                  YEAR ENDED                    YEAR ENDED
                                MARCH 31, 2006                MARCH 31, 2005
CLASS I:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                110,548   $   1,386,473       77,779   $     937,406
Shares reinvested            101,617       1,271,499      129,169       1,540,552
Shares redeemed              (72,563)       (919,393)     (43,680)       (526,181)
                          ----------   -------------   ----------   -------------

Net increase                 139,602   $   1,738,579      163,268   $   1,951,777
                          ==========   =============   ==========   =============

                                          BALANCED FUND (CONTINUED)
                          -------------------------------------------------------
                                  YEAR ENDED                    YEAR ENDED
                                MARCH 31, 2006                MARCH 31, 2005
CLASS A:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                578,282   $   7,514,442      405,067   $   4,957,408
Shares reinvested             19,556         255,214       10,685         131,932
Shares redeemed             (178,841)     (2,344,871)     (75,257)       (923,175)
                          ----------   -------------   ----------   -------------

Net increase                 418,997   $   5,424,785      340,495   $   4,166,165
                          ==========   =============   ==========   =============

CLASS B:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                 19,732   $     252,904       36,098   $     436,232
Shares reinvested              1,330          17,096          971          11,832
Shares redeemed               (4,892)        (63,206)      (1,392)        (16,548)
                          ----------   -------------   ----------   -------------

Net increase                  16,170   $     206,794       35,677   $     431,516
                          ==========   =============   ==========   =============

CLASS C:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                301,121   $   3,854,129      346,114   $   4,224,447
Shares reinvested             12,761         164,326        6,902          84,290
Shares redeemed              (73,128)       (944,879)      (3,603)        (43,265)
                          ----------   -------------   ----------   -------------

Net increase                 240,754   $   3,073,576      349,413   $   4,265,472
                          ==========   =============   ==========   =============

CLASS R:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                  1,096   $      13,564          248   $       3,049
Shares reinvested                 40             492           26             315
Shares redeemed                 (546)         (6,808)          --              --
                          ----------   -------------   ----------   -------------

Net increase                     590   $       7,248          274   $       3,364
                          ==========   =============   ==========   =============

                                               LARGE CAP FUND
                          -------------------------------------------------------
                                  YEAR ENDED                    YEAR ENDED
                                MARCH 31, 2006                MARCH 31, 2005
CLASS I:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                 33,255   $     437,240       47,123   $     588,012
Shares reinvested                872          11,126        1,416          18,761
Shares redeemed              (80,965)     (1,083,422)    (170,105)     (2,072,335)
                          ----------   -------------   ----------   -------------

Net decrease                 (46,838)  $    (635,056)    (121,566)  $  (1,465,562)
                          ==========   =============   ==========   =============

CLASS A:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                 19,719   $     263,074       13,308   $     164,963
Shares redeemed              (21,468)       (284,476)     (10,666)       (132,292)
                          ----------   -------------   ----------   -------------

Net increase (decrease)       (1,749)  $     (21,402)       2,642   $      32,671
                          ==========   =============   ==========   =============

NOTES TO FINANCIAL
STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

                                         LARGE CAP FUND (CONTINUED)
                          -------------------------------------------------------
                                  YEAR ENDED                    YEAR ENDED
                                MARCH 31, 2006                MARCH 31, 2005
CLASS B:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                     87   $       1,092        4,756   $      58,500
Shares redeemed               (2,883)        (36,681)          --              --
                          ----------   -------------   ----------   -------------

Net increase (decrease)       (2,796)  $     (35,589)       4,756   $      58,500
                          ==========   =============   ==========   =============

CLASS C:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                  3,783   $      49,258        9,755   $     118,620
Shares redeemed               (3,068)        (38,622)      (6,174)        (74,771)
                          ----------   -------------   ----------   -------------

Net increase                     715   $      10,636        3,581   $      43,849
                          ==========   =============   ==========   =============

CLASS R:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                     --              --           81   $       1,000
Shares redeemed                  (81)  $      (1,000)          --              --
                          ----------   -------------   ----------   -------------

Net increase (decrease)          (81)  $      (1,000)          81   $       1,000
                          ==========   =============   ==========   =============

                                              HIGH YIELD FUND
                          -------------------------------------------------------
                                  YEAR ENDED                    YEAR ENDED
                                MARCH 31, 2006                MARCH 31, 2005
CLASS I:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                 34,138   $     309,367       46,246   $     429,012
Shares reinvested             77,168         695,207       46,824         434,401
Shares redeemed              (69,225)       (623,640)     (63,604)       (586,865)
                          ----------   -------------   ----------   -------------

Net increase                  42,081   $     380,934       29,466   $     276,548
                          ==========   =============   ==========   =============

CLASS A:                    SHARES         AMOUNT        SHARES          AMOUNT
                          -------------------------------------------------------
Shares issued                585,630   $   5,707,939    2,555,640   $  25,016,515
Shares reinvested             89,014         860,341       63,500         630,494
Shares redeemed           (2,168,004)    (21,046,100)  (1,303,478)    (12,879,060)
                          ----------   -------------   ----------   -------------

Net increase (decrease)   (1,493,360)  $ (14,477,820)   1,315,662   $  12,767,949
                          ==========   =============   ==========   =============

CLASS B:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                 20,866   $     197,215       64,301   $     627,430
Shares reinvested              6,887          65,431        3,384          33,138
Shares redeemed              (40,293)       (383,037)     (36,891)       (359,488)
                          ----------   -------------   ----------   -------------

Net increase (decrease)      (12,540)  $    (120,391)      30,794   $     301,080
                          ==========   =============   ==========   =============

                                        HIGH YIELD FUND (CONTINUED)
                          -------------------------------------------------------
                                  YEAR ENDED                    YEAR ENDED
                                MARCH 31, 2006                MARCH 31, 2005
CLASS C:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                 16,810   $     158,721      194,090   $   1,866,610
Shares reinvested             26,831         251,825       16,721         161,656
Shares redeemed             (589,006)     (5,495,457)    (117,574)     (1,126,932)
                          ----------   -------------   ----------   -------------

Net increase (decrease)     (545,365)  $  (5,084,911)      93,237   $     901,334
                          ==========   =============   ==========   =============

CLASS R:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                     --   $          --           55   $         500
Shares reinvested                 66             584           35             318
Shares redeemed                  (55)           (500)          --              --
                          ----------   -------------   ----------   -------------

Net increase                      11   $          84           90   $         818
                          ==========   =============   ==========   =============

                                              USA GLOBAL FUND
                          -------------------------------------------------------
                                  YEAR ENDED                    YEAR ENDED
                                MARCH 31, 2006                MARCH 31, 2005
CLASS I:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                 40,206   $     598,572       50,165   $     704,089
Shares reinvested              1,054          15,711       10,345         149,899
Shares redeemed             (158,702)     (2,355,687)    (169,944)     (2,335,572)
                          ----------   -------------   ----------   -------------

Net decrease                (117,442)  $  (1,741,404)    (109,434)  $  (1,481,584)
                          ==========   =============   ==========   =============

CLASS A:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                 50,208   $     749,174       72,103   $     995,468
Shares reinvested                  2              27          131           1,879
Shares redeemed              (23,106)       (339,983)     (20,429)       (284,626)
                          ----------   -------------   ----------   -------------

Net increase                  27,104   $     409,218       51,805   $     712,721
                          ==========   =============   ==========   =============

CLASS B:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                    665   $       9,735        1,177   $      15,490
Shares redeemed                 (903)        (12,764)        (589)         (8,220)
                          ----------   -------------   ----------   -------------

Net increase (decrease)         (238)  $      (3,029)         588   $       7,270
                          ==========   =============   ==========   =============

CLASS C:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                  5,529   $      80,158      128,363   $   1,743,806
Shares redeemed              (72,896)     (1,060,525)     (22,100)       (299,186)
                          ----------   -------------   ----------   -------------

Net increase (decrease)      (67,367)  $    (980,367)     106,263   $   1,444,620
                          ==========   =============   ==========   =============

--------------------------------------------------------------------------------

                                        USA GLOBAL FUND (CONTINUED)
                          -------------------------------------------------------
                                  YEAR ENDED                    YEAR ENDED
                                MARCH 31, 2006                MARCH 31, 2005
CLASS R:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                     --   $          --           37   $         500
Shares redeemed                  (37)           (500)          --              --
                          ----------   -------------   ----------   -------------

Net increase (decrease)          (37)  $        (500)          37   $         500
                          ==========   =============   ==========   =============

                                         SCIENCE & TECHNOLOGY FUND
                          -------------------------------------------------------
                                  YEAR ENDED                    YEAR ENDED
                                MARCH 31, 2006                MARCH 31, 2005
CLASS I:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                 51,890   $     690,518       30,438   $     364,891
Shares reinvested             14,299         179,070          579           7,374
Shares redeemed              (32,680)       (435,499)    (112,990)     (1,320,029)
                          ----------   -------------   ----------   -------------

Net increase (decrease)       33,509   $     434,089      (81,973)  $    (947,764)
                          ==========   =============   ==========   =============

CLASS A:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                 51,175   $     682,287       74,959   $     876,906
Shares reinvested              3,801          47,256          131           1,658
Shares redeemed              (10,236)       (132,350)     (14,481)       (176,341)
                          ----------   -------------   ----------   -------------

Net increase                  44,740   $     597,193       60,609   $     702,223
                          ==========   =============   ==========   =============

CLASS B:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                 13,705   $     157,965       23,704   $     281,099
Transferred shares           (26,944)       (310,820)          --              --
Shares reinvested              1,553          18,700           49             601
Shares redeemed               (8,845)        (96,693)         (74)           (834)
                          ----------   -------------   ----------   -------------

Net increase (decrease)      (20,531)  $    (230,848)      23,679   $     280,866
                          ==========   =============   ==========   =============

CLASS C:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                 17,188   $     223,082       14,569   $     171,783
Transferred shares            26,944         310,820           --              --
Shares reinvested              1,672          20,093           53             647
Shares redeemed               (3,341)        (42,324)      (3,423)        (37,573)
                          ----------   -------------   ----------   -------------

Net increase                  42,463   $     511,671       11,199   $     134,857
                          ==========   =============   ==========   =============

CLASS R:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                    129   $       1,500           --   $          --
Shares reinvested                 42             510            1              17
                          ----------   -------------   ----------   -------------

Net increase                     171   $       2,010            1   $          17
                          ==========   =============   ==========   =============

                                               SMALL CAP FUND
                          -------------------------------------------------------
                                  YEAR ENDED                    YEAR ENDED
                                MARCH 31, 2006                MARCH 31, 2005
CLASS I:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                 89,541   $   1,472,683      152,667   $   2,269,945
Shares reinvested              2,865          46,756          260           4,312
Shares redeemed              (42,623)       (713,645)    (163,378)     (2,362,018)
                          ----------   -------------   ----------   -------------

Net increase (decrease)       49,783   $     805,794      (10,451)  $     (87,761)
                          ==========   =============   ==========   =============

CLASS A:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued              3,699,929   $  60,768,622    8,114,529   $ 122,809,663
Shares reinvested             45,006         727,145        2,945          48,444
Shares redeemed           (1,753,010)    (28,911,718)  (1,727,377)    (24,985,336)
                          ----------   -------------   ----------   -------------

Net increase               1,991,925   $  32,584,049    6,390,097   $  97,872,771
                          ==========   =============   ==========   =============

CLASS B:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                 42,993   $     697,622      126,469   $   1,841,755
Shares reinvested              1,061          16,695           93           1,494
Shares redeemed              (18,618)       (304,377)      (3,025)        (45,641)
                          ----------   -------------   ----------   -------------

Net increase                  25,436   $     409,940      123,537   $   1,797,608
                          ==========   =============   ==========   =============

CLASS C:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                434,323   $   6,987,784      885,327   $  13,090,643
Shares reinvested              6,789         106,781          552           8,871
Shares redeemed             (380,441)     (6,140,629)     (76,695)     (1,143,350)
                          ----------   -------------   ----------   -------------

Net increase                  60,671   $     953,936      809,184   $  11,956,164
                          ==========   =============   ==========   =============

CLASS R:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                    213   $       3,518          936   $      14,977
Shares reinvested                  4              65            1               7
Shares redeemed                   (8)           (148)        (936)        (14,984)
                          ----------   -------------   ----------   -------------

Net increase                     209   $       3,435            1   $          --
                          ==========   =============   ==========   =============

                                                MID CAP FUND
                          -------------------------------------------------------
                                  YEAR ENDED                   PERIOD ENDED
                                MARCH 31, 2006                MARCH 31, 2005
CLASS I:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                 56,996   $     821,786       56,669   $     707,399
Shares reinvested                468           6,737        2,179          28,997
Shares redeemed              (14,982)       (214,747)     (53,507)       (658,285)
                          ----------   -------------   ----------   -------------

Net increase                  42,482   $     613,776        5,341   $      78,111
                          ==========   =============   ==========   =============

NOTES TO FINANCIAL
STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

                                          MID CAP FUND (CONTINUED)
                          -------------------------------------------------------
                                  YEAR ENDED                   PERIOD ENDED
                                MARCH 31, 2006                MARCH 31, 2005
CLASS A:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                583,200   $   8,437,099      286,525   $   3,595,070
Shares reinvested              1,144          16,487        2,377          31,452
Shares redeemed              (90,211)     (1,314,777)     (47,583)       (581,710)
                          ----------   -------------   ----------   -------------

Net increase                 494,133   $   7,138,809      241,319   $   3,044,812
                          ==========   =============   ==========   =============

CLASS B:                    SHARES         AMOUNT      SHARES           AMOUNT
                          -------------------------------------------------------
Shares issued                 13,107   $     178,697        3,298   $      41,370
Shares reinvested                 28             388           67             871
Shares redeemed                 (183)         (2,470)          --              --
                          ----------   -------------   ----------   -------------

Net increase                  12,952   $     176,615        3,365   $      42,241
                          ==========   =============   ==========   =============

CLASS C:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                209,978   $   2,874,378      265,165   $   3,334,576
Shares reinvested                813          11,314        1,914          24,812
Shares redeemed             (123,262)     (1,779,905)      (8,465)       (101,667)
                          ----------   -------------   ----------   -------------

Net increase                  87,529   $   1,105,787      258,614   $   3,257,721
                          ==========   =============   ==========   =============

CLASS R:                    SHARES         AMOUNT        SHARES         AMOUNT
                          -------------------------------------------------------
Shares issued                     30   $         439           --   $          --
Shares reinvested                  2              25            9             113
Shares redeemed                    0              (2)          --              --
                          ----------   -------------   ----------   -------------

Net increase                      32   $         462            9   $         113
                          ==========   =============   ==========   =============

4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

Management fees are paid to AFBA 5Star Investment Management Company ("AFBA") at the rate of 0.80% per annum of the average daily net asset values of the Fund. AFBA employs at its own expense Kornitzer Capital Management, Inc. ("KCM") as sub-advisor to manage the assets of the Funds on a day-to-day basis. AFBA pays KCM a fee of one third of one percent (0.33%) for this service. For the year ended March 31, 2006, KCM received $228,079, $71,299, $120,753, $148,008,
$21,913, $591,480 and $54,466 for the Balanced, Large Cap, High Yield, USA Global, Science & Technology, Small Cap and Mid Cap Funds, respectively.

During the year ended March 31, 2006, AFBA has contractually agreed to pay, for all classes, certain expenses of the Balanced and High Yield Funds such that the total annual operating expenses of a Fund would not exceed 1.08% (excluding 12b-1 fees) of their average daily net assets. This agreement continues through July 31, 2007 and may terminate thereafter. Effective August 1, 2003, AFBA has contractually agreed to pay certain expenses of the Science & Technology, Small Cap and Mid Cap Funds such that the total annual operating expenses would not exceed 1.28% (excluding 12b-1 fees) of their average daily net assets. This agreement continues through July 31, 2007 and may terminate thereafter. Effective March 27, 2004, AFBA has contractually agreed to pay certain expenses of the Large Cap and USA Global Funds such that the total annual operating expenses will not exceed 1.28% (excluding 12b-1 fees) of either Fund's average daily net assets. This agreement continues through July 31, 2007 and may terminate thereafter. In order to maintain these expense limitations for the year ended March 31, 2006, AFBA has reimbursed the Science & Technology and Mid Cap Funds for expenses in the amount of $97,440 and $14,819, respectively.

When a Fund's assets grow to a point where fee waivers and/or expense reimbursements are no longer necessary to meet the expense limitation target, AFBA may seek to recoup amounts it waived or expenses that it paid. AFBA will only seek to recoup such amounts if total fund operating expenses plus the amounts recouped do not exceed the expense limitation target. AFBA shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid. The table below indicates the total amount of fees waived and/or expenses borne by AFBA during the last three years ended March 31, 2006 and is therefore currently eligible for recoupment by AFBA assuming that the total fund operating expenses are low enough so that when added to total recoupment amounts they do not exceed the expense limitation target:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Balanced Fund                                             $ 704,501
      Large Cap Fund                                              580,115
      High Yield Fund                                             752,100
      USA Global Fund                                             545,519
      Science & Technology Fund                                   531,159
      Small Cap Fund                                              366,528
      Mid Cap Fund                                                514,816

The table below indicates the amount of advisory fees waived for the year ended March 31, 2006:

      Balanced Fund                                             $ 178,367
      Large Cap Fund                                              124,760
      High Yield Fund                                             189,800
      USA Global Fund                                              93,749
      Science & Technology Fund                                    53,123
      Small Cap Fund                                               14,994
      Mid Cap Fund                                                132,040

PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. From time to time, PFPC may waive all or a portion of its fees. The table below indicates the amount of administration fees waived for the year ended March 31, 2006:

      Balanced Fund                                              $ 57,150
      Large Cap Fund                                               60,000
      High Yield Fund                                              60,000
      USA Global Fund                                              60,000
      Science & Technology Fund                                    60,000
      Small Cap Fund                                               45,000
      Mid Cap Fund                                                 60,000

PFPC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Company. From time to time, PFPC may waive all or a portion of its fees. The table below indicates the amount of transfer agent fees waived for the year ended March 31, 2006:

      Balanced Fund                                              $ 21,086
      Large Cap Fund                                               23,373
      High Yield Fund                                              20,558
      USA Global Fund                                              22,815
      Science & Technology Fund                                    28,460
      Small Cap Fund                                               16,154
      Mid Cap Fund                                                 27,214

PFPC Trust Company serves as the custody agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a custodian agreement.

The Funds have adopted a Shareholder Service Plan and Distribution Plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Funds in the connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets for Class A shares, up to 0.75% of each Fund's average daily net assets for Class B and C shares and up to 0.50% of each Fund's average daily net assets for Class R shares.

The table below indicates these expenses by specific classes for the year ended March 31, 2006:

                                                            12b-1 FEES
                                                  -----------------------------
FUND                                               CLASS B    CLASS C   CLASS R
-------------------------------------------------------------------------------
Balanced                                          $  7,041   $ 65,203    $ 63

Large Cap                                              829      1,697      36

High Yield                                          16,368     48,020      36

USA Global                                             405     11,322      35

Science & Technology                                 2,886      5,085      43

Small Cap                                           22,737    144,338      43

Mid Cap                                              1,530     39,115      41

NOTES TO FINANCIAL
STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               SHAREHOLDER SERVICE FEES
                                       ----------------------------------------
FUND                                    CLASS A    CLASS B    CLASS C   CLASS R
-------------------------------------------------------------------------------
Balanced                               $ 25,850   $  2,347   $ 21,734    $  27
Large Cap                                   996        276        566       14
High Yield                               39,190      5,456     16,007       14
USA Global                                4,003        135      3,774       14
Science & Technology                      2,964        962      1,695       18
Small Cap                               372,083      7,579     48,113       19
Mid Cap                                  19,733        510     13,038       18

5. INVESTMENT TRANSACTIONS:

Investment transactions for the year ended March 31, 2006 (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

BALANCED FUND
   Purchases ....................................................  $ 14,585,788
   Proceeds from sales ..........................................    10,719,551

LARGE CAP FUND
   Purchases ....................................................  $  8,444,589
   Proceeds from sales ..........................................    10,409,290

HIGH YIELD FUND
   Purchases ....................................................  $  8,359,932
   Proceeds from sales ..........................................    11,137,356

USA GLOBAL FUND
   Purchases ....................................................  $  6,931,855
   Proceeds from sales ..........................................     9,738,163

SCIENCE & TECHNOLOGY FUND
   Purchases ....................................................  $  3,554,271
   Proceeds from sales ..........................................     2,843,700

SMALL CAP FUND
   Purchases ....................................................  $ 75,052,082
   Proceeds from sales ..........................................    40,189,283

MID CAP FUND
   Purchases ....................................................  $ 11,540,975
   Proceeds from sales ..........................................     2,841,038

6. FEDERAL INCOME TAX INFORMATION:

No provision for Federal income taxes is required since the Fund qualifies and intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because Federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

Distributions during the year ended March 31, 2006 were characterized as follows for tax purposes:

                                                   ORDINARY          LONG TERM
FUND                                                INCOME          CAPITAL GAIN
--------------------------------------------------------------------------------
Balanced                                          $2,083,998        $         --
Large Cap                                             11,383                  --
High Yield                                         1,955,166             177,395
USA Global                                            15,940                  --
Science & Technology                                 118,104             156,053
Small Cap                                            294,169             696,682
Mid Cap                                               12,219              23,232

The tax character of net assets at March 31, 2006 were as follows:

                                                                   UNDISTRIBUTED
                                UNREALIZED        UNREALIZED         ORDINARY
FUND                           APPRECIATION      DEPRECIATION         INCOME
--------------------------------------------------------------------------------
Balanced                        $12,868,648       $  (895,902)      $     2,419
Large Cap                         3,613,503          (698,445)               --
High Yield                        2,539,728          (444,483)            4,758
USA Global                        8,729,255        (2,294,321)               --
Science & Technology              1,757,686          (153,041)           24,941
Small Cap                        43,853,285        (3,126,445)               --
Mid Cap                           4,656,327          (187,957)               --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            UNDISTRIBUTED/
                            (ACCUMULATED)
                             CAPITAL GAIN           PAID-IN
FUND                            (LOSS)              CAPITAL          NET ASSETS
--------------------------------------------------------------------------------
Balanced                     $ (2,709,246)       $ 67,456,350       $ 76,722,269
Large Cap                      (1,054,275)         20,459,091         22,319,874
High Yield                       (307,091)         24,168,788         25,961,700
USA Global                     (3,102,880)         42,656,501         45,988,555
Science & Technology              342,048           6,385,337          8,356,971
Small Cap                       1,221,806         173,458,419        215,407,065
Mid Cap                            62,798          19,113,724         23,644,892

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For fiscal year ended March 31, 2006, High Yield Fund deferred $56,173.

Further, the Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for Federal income tax purposes. For Federal income tax purposes, the Funds had capital loss carryovers at March 31, 2006 as follows:

                                                        HIGH
DATE OF                BALANCED        LARGE CAP        YIELD         USA GLOBAL
EXPIRATION               FUND            FUND           FUND             FUND
--------------------------------------------------------------------------------
2010                 $        --      $       --      $       --      $  600,963
2011                     604,006         447,418              --       2,311,174
2012                   1,935,625         606,857              --         156,889
2013                     169,615              --              --          33,854
2014                          --              --         250,918              --
                     -----------      ----------      ----------      ----------

Total                $ 2,709,246      $1,054,275      $  250,918      $3,102,880
                     ===========      ==========      ==========      ==========

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended March 31, 2006, the funds recorded the following permanent reclassifications, attributable to short-term capital gain distributions reported as ordinary income, net operating losses reclassified to paid-in capital, ordinary income over distribution, and cost basis adjustments on default securities, with offsetting adjustments made to paid-in-capital. Results of operation and net assets were not affected by these reclassifications:

                                             UNDISTRIBUTED        NET REALIZED
                                            NET INVESTMENT         (LOSS) ON
FUND                                            INCOME            INVESTMENTS
------------------------------------------------------------------------------
Balanced                                    $       135,350        (135,350)
Large Cap                                            18,718              --
High Yield                                           64,631         (64,631)
USA Global                                           14,875              --
Science & Technology                                 57,528         (57,528)
Small Cap                                         1,703,772              --
Mid Cap                                             147,704         (68,197)

March 31, 2006, the cost of securities for Federal income tax purposes were as follows:

FUND                                                                   TAX COST
-------------------------------------------------------------------------------
Balanced                                                        $    64,648,791
Large Cap                                                            19,402,328
High Yield                                                           23,601,163
USA Global                                                           39,574,418
Science & Technology                                                  6,800,917
Small Cap                                                           175,354,863
Mid Cap                                                              18,925,136

NOTES TO FINANCIAL
STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. CONCENTRATION OF OWNERSHIP

At any time, the Funds may have concentrations of shareholders holding a significant percentage of shares outstanding in their respective share classes. Investment activities of these shareholders could have a material impact on the class.

At March 31, 2006, each share class had the following number of shareholders who held in the aggregate the following percent of shares:

                                                                        % OF
                                                      NUMBER OF      OUTSTANDING
SHARE CLASS                                         SHAREHOLDERS       SHARES
--------------------------------------------------------------------------------
Balanced Fund Class I                                    1               91
Balanced Fund Class R                                    2               55
Large Cap Fund Class I                                   1               74
Large Cap Fund Class R                                   1              100
High Yield Fund Class I                                  1               88
High Yield Fund Class A                                  1               26
High Yield Fund Class R                                  1              100
USA Global Fund Class I                                  1               88
USA Global Fund Class B                                  1               51
USA Global Fund Class R                                  1              100
Science & Technology Fund Class I                        1               87
Science & Technology Fund Class R                        1               86
Small Cap Fund Class I                                   1               65
Small Cap Fund Class A                                   1               38
Small Cap Fund Class R                                   1               77
Mid Cap Fund Class I                                     2               85
Mid Cap Fund Class R                                     1               96

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                                                                              59

FINANCIAL HIGHLIGHTS
BALANCED FUND

--------------------------------------------------------------------------------

                                                                                                       CLASS I
-----------------------------------------------------------------------------------------------------------------------------------

CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                                       YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                                      2006 (a)    2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...............................................   $  12.19   $11.37   $ 9.14   $11.34   $10.91
                                                                                       --------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATION:
      Net investment income ........................................................       0.39     0.41     0.45     0.29     0.35
      Net gain (loss) on securities (both realized and unrealized) .................       0.86     0.82     2.23    (2.18)    0.43
                                                                                       --------   ------   ------   ------   ------

   Total from investment operations ................................................       1.25     1.23     2.68    (1.89)    0.78
                                                                                       --------   ------   ------   ------   ------
   Less distributions:
      Dividends from net investment income .........................................      (0.40)   (0.41)   (0.45)   (0.31)   (0.35)
                                                                                       --------   ------   ------   ------   ------

   Total distributions .............................................................      (0.40)   (0.41)   (0.45)   (0.31)   (0.35)
                                                                                       --------   ------   ------   ------   ------

Net asset value, end of period .....................................................   $  13.04   $12.19   $11.37   $ 9.14   $11.34
                                                                                       ========   ======   ======   ======   ======

Total return* ......................................................................      10.42%   10.97%   29.61%  (16.71%)   7.28%
                                                                                       ========   ======   ======   ======   ======

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ............................................   $     52   $   47   $   42   $   32   $   38
Ratio of expenses to average net assets** ..........................................       1.08%    1.08%    1.08%    1.08%    1.08%
Ratio of net investment income to average net assets** .............................       3.06%    3.49%    4.18%    3.06%    3.06%

Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .................................       1.45%    1.87%    2.22%    2.42%    1.74%
Ratio of net investment income to average net assets before contractual expense
   reimbursement and waivers** .....................................................       2.69%    2.70%    3.04%    1.72%    2.40%
Portfolio turnover rate ............................................................         18%      27%      43%      33%      17%
-----------------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                                                 CLASS A
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FOR THE
                                                                        YEAR        YEAR         YEAR       YEAR       PERIOD
                                                                        ENDED       ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                            MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                      2006 (a)      2005        2004       2003       2002***
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............................   $    12.58   $   11.69   $    9.30   $   11.45   $    9.60
                                                                      ----------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATION:
      Net investment income .......................................         0.37        0.35        0.32        0.25        0.13
      Net gain (loss) on securities (both realized and
         unrealized) ..............................................         0.89        0.89        2.39       (2.14)       1.85
                                                                      ----------   ---------   ---------   ---------   ---------

   Total from investment operations ...............................         1.26        1.24        2.71       (1.89)       1.98
                                                                      ----------   ---------   ---------   ---------   ---------
   Less distributions:
      Dividends from net investment income ........................        (0.36)      (0.35)      (0.32)      (0.26)      (0.13)
                                                                      ----------   ---------   ---------   ---------   ---------

   Total distributions ............................................        (0.36)      (0.35)      (0.32)      (0.26)      (0.13)
                                                                      ----------   ---------   ---------   ---------   ---------

Net asset value, end of period ....................................   $    13.48   $   12.58   $   11.69   $    9.30   $   11.45
                                                                      ==========   =========   =========   =========   =========

Total return* .....................................................        10.18%      10.72%      29.32%     (16.49%)     20.60%
                                                                      ==========   =========   =========   =========   =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...........................   $       13   $       7   $       3   $    0.08   $    0.04
Ratio of expenses to average net assets** .........................         1.33%       1.33%       1.33%       1.33%       1.33%
Ratio of net investment income to average net assets** ............         2.82%       3.15%       3.97%       2.88%       2.88%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ................         1.69%       2.25%       2.46%       2.72%       1.87%
Ratio of net investment income to average net assets
   before contractual expense reimbursement and waivers** .........         2.46%       2.23%       2.84%       1.49%       2.34%
Portfolio turnover rate ...........................................           18%         27%         43%         33%         17%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        CLASS B
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        FOR THE
                                                                      YEAR         YEAR         YEAR        YEAR        PERIOD
                                                                     ENDED        ENDED        ENDED       ENDED         ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                         MARCH 31,    MARCH 31,   MARCH 31,    MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                   2006 (a)       2005        2004         2003       2002***
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................   $   12.42   $    11.56   $    9.23   $    11.41   $     9.60
                                                                    ---------   ----------   ---------   ----------   ----------
INCOME FROM INVESTMENT OPERATION:
      Net investment income .....................................        0.26         0.27        0.28         0.18         0.13
      Net gain (loss) on securities (both realized and
         unrealized) ............................................        0.90         0.86        2.33        (2.18)        1.81
                                                                    ---------   ----------   ---------   ----------   ----------

   Total from investment operations .............................        1.16         1.13        2.61        (2.00)        1.94
                                                                    ---------   ----------   ---------   ----------   ----------
   Less distributions:
      Dividends from net investment income ......................       (0.28)       (0.27)      (0.28)       (0.18)       (0.13)
                                                                    ---------   ----------   ---------   ----------   ----------

   Total distributions ..........................................       (0.28)       (0.27)      (0.28)       (0.18)       (0.13)
                                                                    ---------   ----------   ---------   ----------   ----------

Net asset value, end of period ..................................   $   13.30   $    12.42   $   11.56   $     9.23   $    11.41
                                                                    =========   ==========   =========   ==========   ==========

Total return* ...................................................        9.40%        9.83%      28.40%      (17.51%)      20.17%
                                                                    =========   ==========   =========   ==========   ==========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .........................   $       1   $     0.81   $    0.34   $     0.04   $     0.01
Ratio of expenses to average net assets** .......................        2.08%        2.08%       2.08%        2.08%        2.08%
Ratio of net investment income to average net assets** ..........        2.06%        2.40%       3.19%        2.28%        2.19%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..............        2.44%        2.98%       3.20%        3.49%        3.17%
Ratio of net investment income to average net assets
   before contractual expense reimbursement and waivers** .......        1.70%        1.50%       2.07%        0.87%        1.10%
Portfolio turnover rate .........................................          18%          27%         43%          33%          17%
--------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              61

FINANCIAL HIGHLIGHTS
BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------

                                                                                     CLASS C
----------------------------------------------------------------------------------------------------------------------
                                                                                                             FOR THE
                                                               YEAR        YEAR        YEAR        YEAR      PERIOD
                                                              ENDED       ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                 MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                            2006 (a)      2005       2004         2003      2002***
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $   12.44   $   11.57   $    9.23   $   11.41   $    9.60
                                                            ---------   ---------   ---------   ---------   ---------

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .............................        0.26        0.27        0.26        0.18        0.13
      Net gain (loss) on securities
         (both realized and unrealized) .................        0.89        0.87        2.34       (2.18)       1.81
                                                            ---------   ---------   ---------   ---------   ---------

   Total from investment operations. ....................        1.15        1.14        2.60       (2.00)       1.94
                                                            ---------   ---------   ---------   ---------   ---------
   Less distributions:
      Dividends from net investment income ..............       (0.27)      (0.27)      (0.26)      (0.18)      (0.13)
                                                            ---------   ---------   ---------   ---------   ---------

   Total distributions ..................................       (0.27)      (0.27)      (0.26)      (0.18)      (0.13)
                                                            ---------   ---------   ---------   ---------   ---------

Net asset value, end of period ..........................   $   13.32   $   12.44   $   11.57   $    9.23   $   11.41
                                                            =========   =========   =========   =========   =========

Total return* ...........................................        9.36%       9.89%      28.31%     (17.53%)     20.17%
                                                            =========   =========   =========   =========   =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .................   $      10   $       7   $       2   $    0.05   $    0.01
Ratio of expenses to average net assets** ...............        2.08%       2.08%       2.08%       2.08%       2.08%
Ratio of net investment income to average net assets** ..        2.07%       2.36%       3.23%       2.22%       2.19%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ......        2.45%       3.06%       3.20%       3.47%       3.17%
Ratio of net investment income to average net assets
   before contractual expense reimbursement
   and waivers** ........................................        1.70%       1.38%       2.11%       0.83%       1.10%
Portfolio turnover rate .................................          18%         27%         43%         33%         17%
----------------------------------------------------------------------------------------------------------------------

                                                                         CLASS R
---------------------------------------------------------------------------------------------
                                                                                     FOR THE
                                                               YEAR        YEAR       PERIOD
                                                              ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                 MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                           2006 (a)       2005       2004#
---------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $   12.08   $   11.25   $   11.36
                                                            ---------   ---------   ---------

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .............................        0.32        0.33        0.05
      Net gain (loss) on securities
         (both realized and unrealized) .................        0.86        0.84       (0.11)
                                                            ---------   ---------   ---------

   Total from investment operations. ....................        1.18        1.17       (0.06)
                                                            ---------   ---------   ---------
   Less distributions:
      Dividends from net investment income ..............       (0.34)      (0.34)      (0.05)
                                                            ---------   ---------   ---------

   Total distributions ..................................       (0.34)      (0.34)      (0.05)
                                                            ---------   ---------   ---------

Net asset value, end of period ..........................   $   12.92   $   12.08   $   11.25
                                                            =========   =========   =========

Total return* ...........................................        9.87%      10.49       (0.57%)
                                                            =========   =========   =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .................   $    0.02   $    0.01   $    0.01
Ratio of expenses to average net assets** ...............        1.58%       1.58%       1.58%
Ratio of net investment income to average net assets** ..        2.58%       2.96%       3.82%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ......        1.95%       2.09%       2.50%
Ratio of net investment income to average net assets
   before contractual expense reimbursement
   and waivers** ........................................        2.21%       2.45%       2.89%
Portfolio turnover rate .................................          18%         27%         43%
---------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LARGE CAP FUND

--------------------------------------------------------------------------------

                                                                                            CLASS I
-------------------------------------------------------------------------------------------------------------------------
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                          YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                       2006 (a)     2005      2004      2003      2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................................   $  12.72   $ 12.55   $  8.94   $ 13.00   $ 12.76
                                                                        --------   -------   -------   -------   -------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..................................      (0.01)     0.02     (0.03)     0.02     (0.03)
      Net gain (loss) on securities (both realized and unrealized) ..       1.22      0.16      3.66     (4.08)     0.27
                                                                        --------   -------   -------   -------   -------

   Total from investment operations .................................       1.21      0.18      3.63     (4.06)     0.24
                                                                        --------   -------   -------   -------   -------
   Less distributions:
      Dividends from net investment income ..........................      (0.01)    (0.01)    (0.02)       --        --
                                                                        --------   -------   -------   -------   -------

   Total distributions ..............................................      (0.01)    (0.01)    (0.02)       --        --
                                                                        --------   -------   -------   -------   -------

Net asset value, end of period ......................................   $  13.92   $ 12.72   $ 12.55   $  8.94   $ 13.00
                                                                        ========   =======   =======   =======   =======

Total return* .......................................................       9.50%     1.45%    40.60%   (31.23%)    1.88%
                                                                        ========   =======   =======   =======   =======

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .............................   $     22   $    20   $    22   $    15   $    22
Ratio of expenses to average net assets** ...........................       1.28%     1.28%     1.08%     1.08%     1.08%
Ratio of net investment income (loss) to average net assets** .......      (0.07%)    0.16%    (0.08%)    0.18%    (0.21%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..................       2.24%     3.22%     3.29%     3.63%     2.25%
Ratio of net investment income (loss) to average net assets before
   contractual expense reimbursement and waivers** ..................      (1.03%)   (1.78%)   (2.29%)   (2.37%)   (1.38%)
Portfolio turnover rate .............................................         40%       24%       45%       13%       11%
-------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LARGE CAP FUND (CONTINUED)

--------------------------------------------------------------------------------

                                                                                                  CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          FOR THE
                                                                            YEAR        YEAR        YEAR        YEAR       PERIOD
                                                                           ENDED       ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                              MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                         2006 (a)      2005        2004        2003      2002***
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................................   $   12.64   $   12.50   $    8.91   $   12.99   $   10.53
                                                                         ---------   ---------   ---------   ---------   ---------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ............................................       (0.04)      (0.01)      (0.03)         --       (0.02)
      Net gain (loss) on securities (both realized and unrealized) ...        1.22        0.15        3.62       (4.08)       2.48
                                                                         ---------   ---------   ---------   ---------   ---------
   Total from investment operations ..................................        1.18        0.14        3.59       (4.08)       2.46
                                                                         ---------   ---------   ---------   ---------   ---------
Net asset value, end of period .......................................   $   13.82   $   12.64   $   12.50   $    8.91   $   12.99
                                                                         =========   =========   =========   =========   =========
Total return* ........................................................        9.34%       1.12%      40.29%    ( 31.41%)     23.36%
                                                                         =========   =========   =========   =========   =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ..............................   $    0.43   $    0.41   $    0.37   $    0.12   $    0.07
Ratio of expenses to average net assets** ............................        1.53%       1.53%       1.33%       1.33%       1.33%
Ratio of net investment loss to average net assets** .................       (0.30%)     (0.07%)     (0.36%)     (0.05%)     (0.49%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...................        2.45%       3.59%       3.52%       3.93%       2.97%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** ...................       (1.22%)     (2.13%)     (2.55%)     (2.65%)     (2.13%)
Portfolio turnover rate ..............................................          40%         24%         45%         13%         11%
-----------------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                                                 CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         FOR THE
                                                                          YEAR        YEAR         YEAR        YEAR       PERIOD
                                                                          ENDED       ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                             MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                       2006 (a)      2005         2004        2003      2002***
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................................   $   12.31   $   12.26   $    8.80   $   12.93   $   10.53
                                                                        ---------   ---------   ---------   ---------   ---------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ...........................................       (0.13)      (0.09)      (0.05)      (0.08)      (0.06)
      Net gain (loss) on securities (both realized and unrealized) ..        1.17        0.14        3.51       (4.05)       2.46
                                                                        ---------   ---------   ---------   ---------   ---------

   Total from investment operations .................................        1.04        0.05        3.46       (4.13)       2.40
                                                                        ---------   ---------   ---------   ---------   ---------

Net asset value, end of period ......................................   $   13.35   $   12.31   $   12.26   $    8.80   $   12.93
                                                                        =========   =========   =========   =========   =========

Total return* .......................................................        8.45%       0.41%      39.32%     (31.94%)     22.79%
                                                                        =========   =========   =========   =========   =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .............................   $    0.09   $    0.12   $    0.06   $    0.02   $    0.02
Ratio of expenses to average net assets** ...........................        2.28%       2.28%       2.08%       2.08%       2.08%
Ratio of net investment loss to average net assets** ................       (1.06%)     (0.81%)     (1.07%)     (0.82%)     (1.24%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..................        3.30%       4.41%       4.29%       4.65%       3.94%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** ..................       (2.08%)     (2.94%)     (3.28%)     (3.39%)     (3.10%)
Portfolio turnover rate .............................................          40%         24%         45%         13%         11%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                 CLASS C
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         FOR THE
                                                                           YEAR       YEAR         YEAR       YEAR       PERIOD
                                                                          ENDED       ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                             MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                        2006 (a)     2005         2004       2003       2002***
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................................   $   12.31   $   12.26   $    8.81   $   12.93   $   10.53
                                                                        ---------   ---------   ---------   ---------   ---------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ...........................................       (0.13)      (0.10)         --       (0.08)      (0.08)
      Net gain (loss) on securities (both realized and unrealized) ..        1.17        0.15        3.45       (4.04)       2.48
                                                                        ---------   ---------   ---------   ---------   ---------

   Total from investment operations .................................        1.04        0.05        3.45       (4.12)       2.40
                                                                        ---------   ---------   ---------   ---------   ---------

Net asset value, end of period ......................................   $   13.35   $   12.31   $   12.26   $    8.81   $   12.93
                                                                        =========   =========   =========   =========   =========

Total return* .......................................................        8.45%       0.41%      39.16%     (31.86%)     22.79%
                                                                        =========   =========   =========   =========   =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .............................   $    0.26   $    0.23   $    0.18   $    0.03   $    0.01
Ratio of expenses to average net assets** ...........................        2.28%       2.28%       2.09%       2.08%       2.08%
Ratio of net investment loss to average net assets** ................       (1.07%)     (0.79%)     (1.11%)     (0.83%)     (1.20%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..................        3.24%       4.27%       4.27%       4.66%       3.95%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** ..................       (2.03%)     (2.78%)     (3.29%)     (3.41%)     (3.07%)
Portfolio turnover rate .............................................          40%         24%         45%         13%         11%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS R
---------------------------------------------------------------------------------------------------------
                                                                                                 FOR THE
                                                                           YEAR        YEAR       PERIOD
                                                                          ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                             MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                        2006 (a)      2005       2004#
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................................   $   12.41   $   12.30   $   12.72
                                                                        ---------   ---------   ---------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ...........................................       (0.07)      (0.04)         --
      Net gain (loss) on securities (both realized and unrealized) ..        1.19        0.15       (0.42)
                                                                        ---------   ---------   ---------

   Total from investment operations .................................        1.12        0.11       (0.42)
                                                                        ---------   ---------   ---------

Net asset value, end of period ......................................   $   13.53   $   12.41   $   12.30
                                                                        =========   =========   =========

Total return* .......................................................        9.03%      (0.90%)     (3.30%)
                                                                        =========   =========   =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .............................   $    0.01   $    0.01   $    0.01
Ratio of expenses to average net assets** ...........................        1.78%       1.78%       1.61%
Ratio of net investment loss to average net assets** ................       (0.57%)     (0.33%)     (0.28%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..................        2.74%       3.88%       3.22%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** ..................       (1.53%)     (2.43%)     (1.90%)
Portfolio turnover rate .............................................          40%         24%         45%
---------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND

--------------------------------------------------------------------------------

                                                                                        CLASS I
----------------------------------------------------------------------------------------------------------------------
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                         YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                       2006 (a)    2005    2004     2003      2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................................   $   9.13   $ 9.23   $ 8.04   $ 8.26   $ 8.81
                                                                        --------   ------   ------   ------   ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .........................................       0.45     0.29     0.37     0.54     0.76
      Net gain (loss) on securities (both realized and unrealized) ..       0.12    (0.06)    1.20    (0.23)   (0.41)
                                                                        --------   ------   ------   ------   ------

   Total from investment operations .................................       0.57     0.23     1.57     0.31     0.35
                                                                        --------   ------   ------   ------   ------

   Less distributions:
      Dividends from net investment income ..........................      (0.45)   (0.29)   (0.38)   (0.53)   (0.79)
      Distributions from capital gains ..............................      (0.10)   (0.04)      --       --    (0.02)
      Return of capital .............................................         --       --       --       --    (0.09)
                                                                        --------   ------   ------   ------   ------

   Total distributions ..............................................      (0.55)   (0.33)   (0.38)   (0.53)   (0.90)
                                                                        --------   ------   ------   ------   ------

Net asset value, end of period ......................................   $   9.15   $ 9.13   $ 9.23   $ 8.04   $ 8.26
                                                                        ========   ======   ======   ======   ======

Total return* .......................................................       6.47%    2.54%   19.80%    4.11%    4.18%
                                                                        ========   ======   ======   ======   ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .............................   $     13   $   12   $   12   $   10   $    9
Ratio of expenses to average net assets** ...........................       1.08%    1.08%    1.08%    1.08%    1.08%
Ratio of net investment income to average net assets** ..............       4.95%    3.18%    4.20%    6.72%    8.82%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..................       1.79%    2.09%    2.82%    4.57%    3.68%
Ratio of net investment income to average net assets before
   contractual expense reimbursement and waivers** ..................       4.24%    2.17%    2.46%    3.23%    6.22%
Portfolio turnover rate .............................................         28%      47%      44%      36%      34%
----------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                                        CLASS A
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 FOR THE
                                                                  YEAR        YEAR         YEAR        YEAR       PERIOD
                                                                 ENDED       ENDED        ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                    MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                               2006 (a)      2005         2004        2003      2002***
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................   $    9.76   $    9.86    $    8.57   $    8.68   $    8.55
                                                               ---------   ---------    ---------   ---------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ................................        0.43        0.28         0.37        0.43        0.24
      Net gain (loss) on securities (both realized and
         unrealized) .......................................        0.16       (0.06)        1.28       (0.11)       0.16
                                                               ---------   ---------    ---------   ---------   ---------

   Total from investment operations ........................        0.59        0.22         1.65        0.32        0.40
                                                               ---------   ---------    ---------   ---------   ---------
   Less distributions:
      Dividends from net investment income .................       (0.48)      (0.28)       (0.36)      (0.43)      (0.24)
      Distributions from capital gains .....................       (0.10)      (0.04)          --          --       (0.01)
      Return of capital ....................................          --          --           --          --       (0.02)
                                                               ---------   ---------    ---------   ---------   ---------

   Total distributions .....................................       (0.58)      (0.32)       (0.36)      (0.43)      (0.27)
                                                               ---------   ---------    ---------   ---------   ---------

Net asset value, end of period .............................   $    9.77   $    9.76    $    9.86   $    8.57   $    8.68
                                                               =========   =========    =========   =========   =========

Total return* ..............................................        6.22%       2.27%       19.54%       3.92%       4.64%
                                                               =========   =========    =========   =========   =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ....................   $       8   $      22    $       9   $       4   $    0.11
Ratio of expenses to average net assets** ..................        1.33%       1.33%        1.33%       1.33%       1.33%
Ratio of net investment income to average net assets** .....        4.41%       2.90%        3.90%       6.10%       8.39%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .........        2.09%       2.32%        3.06%       4.61%       4.71%
Ratio of net investment income to average net assets before
   contractual expense reimbursement and waivers** .........        3.65%       1.91%        2.17%       2.82%       5.01%
Portfolio turnover rate ....................................          28%         47%          44%         36%         34%
---------------------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 FOR THE
                                                                  YEAR        YEAR         YEAR        YEAR       PERIOD
                                                                 ENDED       ENDED        ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                    MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                               2006 (a)      2005         2004        2003      2002***
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................   $    9.61   $    9.71    $    8.44   $     8.54  $    8.55
                                                               ---------   ---------    ---------   ---------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ................................        0.37        0.21         0.28        0.36        0.29
      Net gain (loss) on securities
        (both realized and unrealized) .....................        0.14       (0.06)        1.27       (0.11)       0.07
                                                               ---------   ---------    ---------   ---------   ---------

   Total from investment operations ........................        0.51        0.15         1.55        0.25        0.36
                                                               ---------   ---------    ---------   ---------   ---------
   Less distributions:
      Dividends from net investment income .................       (0.38)      (0.21)       (0.28)      (0.35)      (0.29)
      Distributions from capital gains .....................       (0.10)      (0.04)          --          --       (0.01)
      Return of capital ....................................          --          --           --          --       (0.07)
                                                               ---------   ---------    ---------   ---------   ---------

   Total distributions .....................................       (0.48)      (0.25)       (0.28)      (0.35)      (0.37)
                                                               ---------   ---------    ---------   ---------   ---------

Net asset value, end of period .............................   $    9.64   $    9.61    $    9.71   $    8.44   $    8.54
                                                               =========   =========    =========   =========   =========

Total return* ..............................................        5.46%       1.54%       18.61%       3.17%       4.29%
                                                               =========   =========    =========   =========   =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ....................   $       2   $       2    $       2   $    0.63   $    0.02
Ratio of expenses to average net assets** ..................        2.08%       2.08%        2.08%       2.08%       2.07%
Ratio of net investment income to average net assets** .....        3.93%       2.18%        3.10%       5.60%       7.91%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .........        2.79%       3.11%        3.83%       5.47%       5.84%
Ratio of net investment income to average net assets before
   contractual expense reimbursement and waivers** .........        3.22%       1.15%        1.35%       2.21%       4.14%
Portfolio turnover rate ....................................          28%         47%          44%         36%         34%
---------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND (CONTINUED)

--------------------------------------------------------------------------------

                                                                                      CLASS C
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 FOR THE
                                                                  YEAR        YEAR         YEAR        YEAR       PERIOD
                                                                 ENDED       ENDED        ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                    MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                               2006 (a)      2005         2004        2003      2002***
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......................    $    9.49   $    9.60    $    8.34   $    8.48   $    8.55
                                                               ---------   ---------    ---------   ---------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...............................         0.35        0.21         0.28        0.40        0.35
      Net gain (loss) on securities (both realized and
         unrealized) ......................................         0.15       (0.07)        1.26       (0.15)       0.01
                                                               ---------   ---------    ---------   ---------   ---------

   Total from investment operations .......................         0.50        0.14         1.54        0.25        0.36
                                                               ---------   ---------    ---------   ---------   ---------
   Less distributions:
      Dividends from net investment income ................        (0.39)      (0.21)       (0.28)      (0.39)      (0.35)
      Distributions from capital gains ....................        (0.10)      (0.04)          --          --       (0.01)
      Return of capital ...................................           --          --           --          --       (0.07)
                                                               ---------   ---------    ---------   ---------   ---------

   Total distributions ....................................        (0.49)      (0.25)       (0.28)      (0.39)      (0.43)
                                                               ---------   ---------    ---------   ---------   ---------

Net asset value, end of period ............................    $    9.50   $    9.49    $    9.60   $    8.34   $    8.48
                                                               =========   =========    =========   =========   =========

Total return* .............................................         5.46%       1.44%       18.73%       3.11%       4.29%
                                                               =========   =========    =========   =========   =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...................    $       4   $       9    $       8   $       3   $    0.01
Ratio of expenses to average net assets** .................         2.08%       2.08%        2.08%       2.08%       2.08%
Ratio of net investment income to average net assets** ....         3.76%       2.18%        3.14%       5.29%       7.82%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ........         2.84%       3.10%        3.82%       5.33%       5.89%
Ratio of net investment income to average net assets before
   contractual expense reimbursement and waivers** ........         3.00%       1.16%        1.40%       2.04%       4.01%
Portfolio turnover rate ...................................           28%         47%          44%         36%         34%
---------------------------------------------------------------------------------------------------------------------------

                                                                           CLASS R
------------------------------------------------------------------------------------------------
                                                                                       FOR THE
                                                                             YEAR      PERIOD
                                                                 YEAR       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                              2006 (a)      2005       2004#
------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......................   $    8.99   $    9.09   $    9.06
                                                              ---------   ---------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...............................        0.39        0.24        0.04
      Net gain (loss) on securities
        (both realized and unrealized) ....................        0.12       (0.06)       0.02
                                                              ---------   ---------   ---------

   Total from investment operations .......................        0.51        0.18        0.06
                                                              ---------   ---------   ---------
   Less distributions:
      Dividends from net investment income ................       (0.40)      (0.24)      (0.03)
      Distributions from capital gains ....................       (0.10)      (0.04)         --
      Return of capital ...................................          --          --          --
                                                              ---------   ---------   ---------

   Total distributions ....................................       (0.50)      (0.28)      (0.03)
                                                              ---------   ---------   ---------

Net asset value, end of period ............................   $    9.00   $    8.99   $    9.09
                                                              =========   =========   =========

Total return* .............................................        5.89%       2.00%       0.65%
                                                              =========   =========   =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...................   $    0.01   $    0.01   $    0.01
Ratio of expenses to average net assets** .................        1.58%       1.58%       1.58%
Ratio of net investment income to average net assets** ....        4.45%       2.68%       3.41%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ........        2.28%       2.61%       3.15%
Ratio of net investment income to average net assets before
   contractual expense reimbursement and waivers** ........        3.75%       1.65%       1.85%
Portfolio turnover rate ...................................          28%         47%         44%
-------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
USA GLOBAL FUND

--------------------------------------------------------------------------------

                                                                                  CLASS I
---------------------------------------------------------------------------------------------------------------
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                    YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                               2006 (a)    2005     2004      2003     2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......................     $  13.90   $14.17   $  9.54   $14.23   $13.08
                                                                --------   ------   -------   ------   ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ........................         0.01     0.05        --    (0.02)   (0.06)
      Net gain (loss) on securities (both realized and
         unrealized) ......................................         1.84    (0.27)     4.63    (4.67)    1.21
                                                                --------   ------   -------   ------   ------

   Total from investment operations .......................         1.85    (0.22)     4.63    (4.69)    1.15
                                                                --------   ------   -------   ------   ------

   Less distributions:
      Dividends from net investment income ................        (0.01)   (0.05)       --       --       --
                                                                --------   ------   -------   ------   ------

   Total distributions ....................................        (0.01)   (0.05)       --       --       --
                                                                --------   ------   -------   ------   ------

Net asset value, end of period ............................     $  15.74   $13.90   $ 14.17   $ 9.54   $14.23
                                                                ========   ======   =======   ======   ======

Total return* .............................................        13.28%   (1.55%)   48.53%  (32.96%)   8.79%
                                                                ========   ======   =======   ======   ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...................     $     43   $   40   $    42   $   28   $   42
Ratio of expenses to average net assets** .................         1.28%    1.28%     1.08%    1.08%    1.08%
Ratio of net investment income (loss) to average net
   assets** ...............................................         0.04%    0.37%     0.04%   (0.19%)  (0.44%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ........         1.67%    2.12%     2.32%    2.49%    1.73%
Ratio of net investment income (loss) to average net assets
   contractual expense reimbursement and waivers** ........        (0.35%)  (0.47%)   (1.20%)  (1.60%)  (1.09%)
Portfolio turnover rate ...................................           16%      37%       23%      11%      13%
---------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
USA GLOBAL FUND (CONTINUED)

--------------------------------------------------------------------------------

                                                                                          CLASS A
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 FOR THE
                                                                   YEAR        YEAR        YEAR        YEAR      PERIOD
                                                                  ENDED       ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                2006 (a)      2005        2004        2003      2002***
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................   $   13.80   $   14.08   $    9.51   $   14.22   $   11.07
                                                                ---------   ---------   ---------   ---------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........................       (0.03)       0.03       (0.01)      (0.04)      (0.02)
      Net gain (loss) on securities (both realized and
         unrealized) ........................................        1.82       (0.28)       4.58       (4.67)       3.17
                                                                ---------   ---------   ---------   ---------   ---------

   Total from investment operations .........................        1.79       (0.25)       4.57       (4.71)       3.15
                                                                ---------   ---------   ---------   ---------   ---------
   Less distributions:
      Dividends from net investment income ..................          --       (0.03)         --          --          --
                                                                ---------   ---------   ---------   ---------   ---------

   Total distributions ......................................          --       (0.03)         --          --          --
                                                                ---------   ---------   ---------   ---------   ---------

Net asset value, end of period ..............................   $   15.59   $   13.80   $   14.08   $    9.51   $   14.22
                                                                =========   =========   =========   =========   =========

Total return* ...............................................       12.97%      (1.81%)     48.05%     (33.12%)     28.46%
                                                                =========   =========   =========   =========   =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .....................   $       2   $       1   $    0.57   $    0.10   $    0.16
Ratio of expenses to average net assets** ...................        1.53%       1.53%       1.34%       1.33%       1.33%
Ratio of net investment income (loss) to average net
   assets** .................................................       (0.21%)      0.22%      (0.12%)     (0.46%)     (0.86%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..........        1.90%       2.48%       2.53%       2.71%       2.29%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ..........       (0.58%)     (0.73%)     (1.31%)     (1.84%)     (1.82%)
Portfolio turnover rate .....................................          16%         37%         23%         11%         13%
---------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                                          CLASS B
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  FOR THE
                                                                    YEAR        YEAR        YEAR        YEAR       PERIOD
                                                                   ENDED       ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                 2006 (a)      2005        2004        2003      2002***
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................   $   13.47   $   13.82   $    9.40   $   14.17   $   11.07
                                                                 ---------   ---------   ---------   ---------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ...........................       (0.14)      (0.07)      (0.04)      (0.13)      (0.10)
      Net gain (loss) on securities (both realized and
         unrealized) .........................................        1.77       (0.28)       4.46       (4.64)       3.20
                                                                 ---------   ---------   ---------   ---------   ---------

   Total from investment operations ..........................        1.63       (0.35)       4.42       (4.77)       3.10
                                                                 ---------   ---------   ---------   ---------   ---------
   Less distributions:
      Dividends from net investment income ...................          --          --          --          --          --
                                                                 ---------   ---------   ---------   ---------   ---------

   Total distributions .......................................          --          --          --          --          --
                                                                 ---------   ---------   ---------   ---------   ---------
Net asset value, end of period ...............................   $   15.10   $   13.47   $   13.82   $    9.40   $   14.17
                                                                 =========   =========   =========   =========   =========
Total return* ................................................       12.10%      (2.53%)     47.02%     (33.66%)     28.00%
                                                                 =========   =========   =========   =========   =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ......................   $    0.05   $    0.05   $    0.05   $    0.01   $    0.01
Ratio of expenses to average net assets** ....................        2.28%       2.28%       2.09%       2.08%       2.08%
Ratio of net investment income (loss) to average net
   assets** ..................................................       (0.98%)     (0.57%)     (0.88%)     (1.19%)     (1.46%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...........        2.68%       3.17%       3.32%       3.50%       3.12%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ...........       (1.38%)     (1.46%)     (2.12%)     (2.61%)     (2.50%)
Portfolio turnover rate ......................................          16%         37%         23%         11%         13%
----------------------------------------------------------------------------------------------------------------------------

                                                                                          CLASS C
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  FOR THE
                                                                    YEAR        YEAR        YEAR        YEAR       PERIOD
                                                                   ENDED       ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                 2006 (a)      2005        2004        2003      2002***
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................   $   13.47   $   13.82   $    9.40   $   14.16   $   11.07
                                                                 ---------   ---------   ---------   ---------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ...........................       (0.14)      (0.01)      (0.05)      (0.10)      (0.09)
      Net gain (loss) on securities (both realized and
         unrealized) .........................................        1.78       (0.34)       4.47       (4.66)       3.18
                                                                 ---------   ---------   ---------   ---------   ---------

   Total from investment operations ..........................        1.64       (0.35)       4.42       (4.76)       3.09
                                                                 ---------   ---------   ---------   ---------   ---------
   Less distributions:
      Dividends from net investment income ...................          --          --          --          --          --
                                                                 ---------   ---------   ---------   ---------   ---------

   Total distributions .......................................          --          --          --          --          --
                                                                 ---------   ---------   ---------   ---------   ---------

Net asset value, end of period ...............................   $   15.11   $   13.47   $   13.82   $    9.40   $   14.16
                                                                 =========   =========   =========   =========   =========

Total return* ................................................       12.18%      (2.53%)     47.02%     (33.62%)     27.91%
                                                                 =========   =========   =========   =========   =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ......................   $       1   $       2   $    0.43   $    0.09   $    0.01
Ratio of expenses to average net assets** ....................        2.28%       2.28%       2.09%       2.08%       2.08%
Ratio of net investment income (loss) to average net
   assets** ..................................................       (0.97%)     (0.50%)     (0.90%)     (1.15%)     (1.46%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...........        2.72%       3.23%       3.31%       3.56%       3.13%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ...........       (1.41%)     (1.45%)     (2.12%)     (2.63%)     (2.51%)
Portfolio turnover rate ......................................          16%         37%         23%         11%         13%
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            CLASS R
----------------------------------------------------------------------------------------------------
                                                                                          FOR THE
                                                                    YEAR        YEAR       PERIOD
                                                                   ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                      MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                 2006 (a)      2005       2004#
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................   $   13.64   $   13.93   $   14.30
                                                                 ---------   ---------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ...........................       (0.07)      (0.02)      (0.37)
      Net gain (loss) on securities (both realized and
         unrealized) .........................................        1.80       (0.27)         --
                                                                 ---------   ---------   ---------

   Total from investment operations ..........................        1.73       (0.29)      (0.37)
                                                                 ---------   ---------   ---------
   Less distributions:
      Dividends from net investment income ...................          --          --          --
                                                                 ---------   ---------   ---------

   Total distributions .......................................          --          --          --
                                                                 ---------   ---------   ---------

Net asset value, end of period ...............................   $   15.37   $   13.64   $   13.93
                                                                 =========   =========   =========

Total return* ................................................       12.68%      (2.08%)     (2.59%)
                                                                 =========   =========   =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ......................   $    0.01   $    0.01   $    0.01
Ratio of expenses to average net assets** ....................        1.78%       1.78%       1.61%
Ratio of net investment income (loss) to average net
   assets** ..................................................       (0.46%)     (0.12%)     (0.27%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...........        2.17%       2.65%       2.51%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ...........       (0.85%)     (0.99%)     (1.17%)
Portfolio turnover rate ......................................          16%         37%         23%
---------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SCIENCE & TECHNOLOGY FUND

--------------------------------------------------------------------------------

                                                                                            CLASS I
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FOR THE
                                                                        YEAR       YEAR       YEAR        YEAR      PERIOD
                                                                       ENDED       ENDED      ENDED      ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                          MARCH 31,   MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                     2006 (a)     2005       2004        2003     2002***
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................   $11.73       $12.49     $ 6.76      $11.38      $10.00
                                                                     ------       ------     ------      ------      ------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ........................................    (0.09)       (0.09)     (0.08)      (0.04)      (0.03)
      Net gain (loss) on securities (both realized
         and unrealized) .........................................     3.23        (0.65)      5.81       (4.58)       1.41
                                                                     ------       ------     ------      ------      ------

   Total from investment operations ..............................     3.14        (0.74)      5.73       (4.62)       1.38
                                                                     ------       ------     ------      ------      ------
   Less distributions:
      Distributions from capital gains ...........................    (0.53)       (0.02)        --          --          --
                                                                     ------       ------     ------      ------      ------

   Total distributions ...........................................    (0.53)       (0.02)        --          --          --
                                                                     ------       ------     ------      ------      ------

Net asset value, end of period ...................................   $14.34       $11.73     $12.49      $ 6.76      $11.38
                                                                     ======       ======     ======      ======      ======

Total return* ....................................................    27.52%       (5.93%)    84.76%     (40.60%)     13.80%
                                                                     ======       ======     ======      ======      ======

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ..........................   $    5       $    4     $    5      $    2      $    4
Ratio of expenses to average net assets** ........................     1.28%        1.28%      1.23%       1.08%       1.08%
Ratio of net investment income to average net assets** ...........    (0.66%)      (0.65%)    (0.78%)     (0.60%)     (0.70%)
Ratio of expenses to average net assets before contractual
   expense reimbursement and waivers** ...........................     4.91%        8.38%     10.53%      14.87%       6.37%
Ratio of net investment loss to average net assets contractual
   expense reimbursement and waivers** ...........................    (4.29%)      (7.75%)   (10.08%)    (14.39%)     (5.99%)
Portfolio turnover rate ..........................................       44%          48%        44%         19%          5%
-----------------------------------------------------------------------------------------------------------------------------

*    TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**   ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***  SALES OF CLASS A, B, C & I SHARES BEGAN OCTOBER 12, 2001.

(a)  PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                                    CLASS A
---------------------------------------------------------------------------------------------------------------------
                                                                                                             FOR THE
                                                               YEAR        YEAR        YEAR        YEAR       PERIOD
                                                               ENDED       ENDED       ENDED       ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                  MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,  MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                            2006 (a)      2005        2004        2003      2002***
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....................    $11.64      $12.42      $ 6.74      $11.37      $10.00
                                                              ------      ------      ------      ------      ------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ................................     (0.12)      (0.07)      (0.05)      (0.05)      (0.03)
      Net gain (loss) on securities (both realized
         and unrealized) .................................      3.19       (0.69)       5.73       (4.58)       1.40
                                                              ------      ------      ------      ------      ------

   Total from investment operations ......................      3.07       (0.76)       5.68       (4.63)       1.37
                                                              ------      ------      ------      ------      ------
   Less distributions:
      Distributions from capital gains ...................     (0.53)      (0.02)         --          --          --
                                                              ------      ------      ------      ------      ------

   Total distributions ...................................     (0.53)      (0.02)         --          --          --
                                                              ------      ------      ------      ------      ------

Net asset value, end of period ...........................    $14.18      $11.64      $12.42      $ 6.74      $11.37
                                                              ======      ======      ======      ======      ======

Total return* ............................................     27.13%      (6.13%)     84.27%     (40.72%)     13.70%
                                                              ======      ======      ======      ======      ======

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ..................    $    2      $ 0.95      $ 0.26      $ 0.03      $ 0.02
Ratio of expenses to average net assets** ................      1.53%       1.53%       1.50%       1.33%       1.33%
Ratio of net investment income to average net assets** ...     (0.91%)     (0.86%)     (1.00%)     (0.84%)     (0.96%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .......      5.01%      11.70%      10.45%      15.72%       7.26%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** .......     (4.39%)    (11.03%)     (9.96%)    (15.23%)     (6.89%)
Portfolio turnover rate ..................................        44%         48%         44%         19%          5%
---------------------------------------------------------------------------------------------------------------------

                                                                                    CLASS B
---------------------------------------------------------------------------------------------------------------------
                                                                                                          FOR THE
                                                                YEAR        YEAR       YEAR      YEAR      PERIOD
                                                                ENDED      ENDED      ENDED      ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                   MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                             2006 (a)      2005       2004      2003      2002***
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....................     $11.34     $12.19     $ 6.67     $11.33     $10.00
                                                               ------     ------     ------     ------     ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ................................      (0.21)     (0.14)     (0.10)     (0.10)     (0.09)
      Net gain (loss) on securities (both realized
         and unrealized) .................................       3.10      (0.69)      5.62      (4.56)      1.42
                                                               ------     ------     ------     ------     ------

   Total from investment operations ......................       2.89      (0.83)      5.52      (4.66)      1.33
                                                               ------     ------     ------     ------     ------
   Less distributions:
      Distributions from capital gains ...................      (0.53)     (0.02)        --         --         --
                                                               ------     ------     ------     ------     ------

   Total distributions ...................................      (0.53)     (0.02)        --         --         --
                                                               ------     ------     ------     ------     ------

Net asset value, end of period ...........................     $13.70     $11.34     $12.19     $ 6.67     $11.33
                                                               ======     ======     ======     ======     ======

Total return* ............................................      26.24%     (6.82%)    82.76%    (41.13%)    13.30%
                                                               ======     ======     ======     ======     ======

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ..................     $ 0.14     $ 0.35     $ 0.09     $ 0.01     $ 0.01
Ratio of expenses to average net assets** ................       2.28%      2.28%      2.26%      2.08%      2.08%
Ratio of net investment income to average net
   assets** ..............................................      (1.67%)    (1.63%)    (1.77%)    (1.60%)    (1.71%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .......       6.18%     11.76%     11.17%     15.89%      9.49%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** .......      (5.57%)   (11.11%)   (10.68%)   (15.41%)    (9.12%)
Portfolio turnover rate ..................................         44%        48%        44%        19%         5%
-----------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

     FINANCIAL HIGHLIGHTS
SCIENCE & TECHNOLOGY FUND
              (CONTINUED)

--------------------------------------------------------------------------------

                                                                                             CLASS C
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     FOR THE
                                                                       YEAR        YEAR        YEAR        YEAR       PERIOD
                                                                      ENDED       ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                         MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                   2006 (a)      2005         2004       2003       2002***
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................     $11.34     $12.19       $ 6.67     $11.33      $10.00
                                                                      ------     ------       ------     ------      ------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss .......................................      (0.21)     (0.16)       (0.04)     (0.12)      (0.09)
      Net gain (loss) on securities
         (both realized and unrealized) .........................       3.11      (0.67)        5.56      (4.54)       1.42
                                                                      ------     ------       ------     ------      ------

   Total from investment operations .............................       2.90      (0.83)        5.52      (4.66)       1.33
                                                                      ------     ------       ------     ------      ------
   Less distributions:
      Distributions from capital gains ..........................      (0.53)     (0.02)          --         --          --
                                                                      ------     ------       ------     ------      ------

   Total distributions ..........................................      (0.53)     (0.02)          --         --          --
                                                                      ------     ------       ------     ------      ------

Net asset value, end of period ..................................     $13.71     $11.34       $12.19     $ 6.67      $11.33
                                                                      ======     ======       ======     ======      ======

Total return* ...................................................      26.33%      6.82%       82.76%    (41.13%)     13.30%
                                                                      ======     ======       ======     ======      ======

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .........................     $    1     $ 0.54       $ 0.45     $ 0.01      $ 0.01
Ratio of expenses to average net assets** .......................       2.28%      2.28%        2.27%      2.08%       2.08%
Ratio of net investment loss to average net assets** ............      (1.66%)    (1.65%)      (1.69%)    (1.61%)     (1.71%)
Ratio of expenses to average net assets before contractual
   expense reimbursement and waivers** ..........................       5.69%     10.91%       10.83%     15.75%       9.49%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ..............      (5.07%)   (10.28%)     (10.25%)   (15.28%)     (9.12%)
Portfolio turnover rate .........................................         44%        48%          44%        19%          5%
-----------------------------------------------------------------------------------------------------------------------------

                                                                               CLASS R
----------------------------------------------------------------------------------------------------
                                                                                            FOR THE
                                                                       YEAR       YEAR       PERIOD
                                                                      ENDED      ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                         MARCH 31,  MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                    2006 (a)     2005       2004#
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................    $11.58     $12.39       $12.30
                                                                     ------     ------       ------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss .......................................     (0.15)     (0.14)       (0.02)
      Net gain (loss) on securities
         (both realized and unrealized) .........................      3.18      (0.65)        0.11
                                                                     ------     ------       ------

   Total from investment operations .............................      3.03      (0.79)        0.09
                                                                     ------     ------       ------
   Less distributions:
      Distributions from capital gains ..........................     (0.53)     (0.02)          --
                                                                     ------     ------       ------

   Total distributions ..........................................     (0.53)     (0.02)          --
                                                                     ------     ------       ------

Net asset value, end of period ..................................    $14.08     $11.58       $12.39
                                                                     ======     ======       ======

Total return* ...................................................     26.92%     (6.39%)       0.73%
                                                                     ======     ======       ======

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .........................    $ 0.01     $ 0.01       $ 0.01
Ratio of expenses to average net assets** .......................      1.78%      1.78%        1.78%
Ratio of net investment loss to average net assets** ............     (1.16%)    (1.14%)      (1.12%)
Ratio of expenses to average net assets before contractual
   expense reimbursement and waivers** ..........................      5.44%      9.56%        6.74%
Ratio of net investment loss to average net assets contractual
   expense reimbursement and waivers** ..........................     (4.82%)    (8.92%)      (6.08%)
Portfolio turnover rate .........................................        44%        48%          44%
----------------------------------------------------------------------------------------------------

*    TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**   ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***  SALES OF CLASS A, B, C & I SHARES BEGAN OCTOBER 12, 2001.

#    SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)  PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SMALL CAP FUND

--------------------------------------------------------------------------------

                                                                                            CLASS I
-----------------------------------------------------------------------------------------------------------------------
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                            YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                      2006 (a)     2005     2004     2003    2002***
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...............................    $15.68     $15.18   $ 8.29   $12.62    $10.00
                                                                        ------     ------   ------   ------    ------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income loss ...................................     (0.10)     (0.09)   (0.09)   (0.02)    (0.03)
      Net gain (loss) on securities (both realized
         and unrealized) ...........................................      3.22       0.60     7.03    (4.31)     2.65
                                                                        ------     ------   ------   ------    ------

   Total from investment operations ................................      3.12       0.51     6.94    (4.33)     2.62
                                                                        ------     ------   ------   ------    ------
   Less distributions:
      Distributions from capital gains .............................     (0.10)     (0.01)   (0.05)      --        --
                                                                        ------     ------   ------   ------    ------

   Total distributions .............................................     (0.10)     (0.01)   (0.05)      --        --
                                                                        ------     ------   ------   ------    ------

Net asset value, end of period .....................................    $18.70     $15.68   $15.18   $ 8.29    $12.62
                                                                        ======     ======   ======   ======    ======

Total return* ......................................................     19.96%      3.36%   83.80%  (34.31%)   26.20%
                                                                        ======     ======   ======   ======    ======

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ............................    $    9     $    7   $    7   $    3    $    4
Ratio of expenses to average net assets** ..........................      1.28%      1.28%    1.23%    1.08%     1.08%
Ratio of net investment loss to average net assets** ...............     (0.62%)    (0.55%)  (0.80%)  (0.59%)   (0.60%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .................      1.32%      1.61%    4.31%    7.28%     6.06%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** .................     (0.66%)    (0.88%)  (3.88%)  (6.79%)   (5.58%)
Portfolio turnover rate ............................................        24%        26%      23%      26%        0%
-----------------------------------------------------------------------------------------------------------------------

*    TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**   ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***  SALES OF CLASS A, B, C & I SHARES BEGAN OCTOBER 15, 2001.

(a)  PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SMALL CAP FUND (CONTINUED)

                                                                                             CLASS A
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FOR THE
                                                                   YEAR         YEAR        YEAR        YEAR        PERIOD
CONDENSED DATA FOR A SHARE OF CAPITAL                              ENDED       ENDED       ENDED       ENDED         ENDED
STOCK  OUTSTANDING THROUGHOUT                                    MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,     MARCH 31,
THE  PERIOD                                                       2006 (a)      2005        2004        2003       2002***
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................   $   15.54   $   15.08   $    8.26   $   12.60    $    10.00
                                                                 ---------   ---------   ---------   ---------    ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income loss .............................       (0.14)      (0.07)      (0.05)      (0.08)        (0.02)
      Net gain (loss) on securities (both realized and
      unrealized) ............................................        3.19        0.54        6.92       (4.26)         2.62
                                                                 ---------   ---------   ---------   ---------    ----------

   Total from investment operations ..........................        3.05        0.47        6.87       (4.34)         2.60
                                                                 ---------   ---------   ---------   ---------    ----------
   Less distributions:
      Distributions from capital gains .......................       (0.10)      (0.01)      (0.05)         --            --
                                                                 ---------   ---------   ---------   ---------    ----------

   Total distributions .......................................       (0.10)      (0.01)      (0.05)         --            --
                                                                 ---------   ---------   ---------   ---------    ----------

Net asset value, end of period ...............................   $   18.49   $   15.54   $   15.08   $    8.26    $    12.60
                                                                 =========   =========   =========   =========    ==========

Total return* ................................................       19.69%       3.11%      83.26%     (34.44%)       26.00%
                                                                 =========   =========   =========   =========    ==========
Ratios/Supplemental Data

Net assets, end of period (in millions) ......................   $     181   $     121   $      21   $       2    $     0.24
Ratio of expenses to average net assets** ....................        1.53%       1.53%       1.51%       1.33%         1.33%
Ratio of net investment loss to average net assets** .........       (0.87%)     (0.87%)     (1.07%)     (0.83%)       (0.93%)
Ratio of expenses to average net assets before contractual
   expense reimbursement and waivers** .......................        1.57%       1.96%       4.24%       7.75%         6.85%
Ratio of net investment loss to average net assets contractual
   expense reimbursement and waivers** .......................       (0.91%)     (1.30%)     (3.80%)     (7.25%)       (6.45%)
Portfolio turnover rate ......................................          24%         26%         23%         26%            0%
----------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, C & I SHARES BEGAN OCTOBER 15, 2001.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                                          CLASS B
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 FOR THE
                                                                  YEAR         YEAR        YEAR        YEAR       PERIOD
CONDENSED DATA FOR A SHARE OF CAPITAL                             ENDED       ENDED       ENDED       ENDED        ENDED
STOCK  OUTSTANDING THROUGHOUT                                   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,    MARCH 31,
THE  PERIOD                                                      2006 (a)      2005       2004         2003       2002***
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................   $   15.15   $   14.82   $    8.17   $   12.56   $    10.00
                                                                ---------   ---------   ---------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income loss ............................       (0.26)      (0.15)      (0.15)      (0.12)       (0.03)
      Net gain (loss) on securities (both realized
         and unrealized) ....................................        3.10        0.49        6.85       (4.27)        2.59
                                                                ---------   ---------   ---------   ---------   ----------

   Total from investment operations .........................        2.84        0.34        6.70       (4.39)        2.56
                                                                ---------   ---------   ---------   ---------   ----------
   Less distributions:
      Distributions from capital gains ......................       (0.10)      (0.01)      (0.05)         --           --
                                                                ---------   ---------   ---------   ---------   ----------

   Total distributions ......................................       (0.10)      (0.01)      (0.05)         --           --
                                                                ---------   ---------   ---------   ---------   ----------

Net asset value, end of period ..............................   $   17.89   $   15.15   $   14.82   $    8.17   $    12.56
                                                                =========   =========   =========   =========   ==========

Total return* ...............................................       18.80%       2.29%      82.09%     (34.95%)      25.60%
                                                                =========   =========   =========   =========   ==========
Ratios/Supplemental Data

Net assets, end of period (in millions) .....................   $       4   $       3   $    0.74   $    0.18   $     0.05
Ratio of expenses to average net assets** ...................        2.28%       2.28%       2.25%       2.08%        2.08%
Ratio of net investment loss to average net assets** ........       (1.62%)     (1.62%)     (1.81%)     (1.58%)      (1.60%)
Ratio of expenses to average net assets before contractual
   expense reimbursement and waivers** ......................        2.32%       2.65%       5.11%       8.44%        9.19%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ..........       (1.66%)     (1.99%)     (4.67%)     (7.94%)      (8.71%)
Portfolio turnover rate .....................................          24%         26%         23%         26%           0%
--------------------------------------------------------------------------------------------------------------------------

                                                          CLASS C                                        CLASS R
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        FOR THE                           FOR THE
                                          YEAR         YEAR       YEAR        YEAR       PERIOD      YEAR        YEAR      PERIOD
CONDENSED DATA FOR A SHARE OF CAPITAL     ENDED       ENDED      ENDED       ENDED       ENDED      ENDED       ENDED      ENDED
STOCK  OUTSTANDING THROUGHOUT           MARCH 31,   MARCH 31,  MARCH 31,   MARCH 31,   MARCH 31,  MARCH 31,   MARCH 31,  MARCH 31,
THE  PERIOD                             2006 (a)       2005       2004       2003       2002***   2006 (a)      2005       2004#
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
   period ...........................  $    15.15   $   14.82  $    8.17   $   12.56   $   10.00  $   15.48   $   15.06  $   14.68
                                       ----------   ---------  ---------   ---------   ---------  ---------   ---------  ---------
   INCOME FROM INVESTMENT
      OPERATIONS:
      Net investment income loss ....       (0.26)      (0.15)     (0.13)      (0.12)      (0.01)     (0.18)      (0.16)     (0.02)
      Net gain (loss) on
        securities (both realized
        and unrealized) .............        3.10        0.49       6.83       (4.27)       2.57       3.17        0.59       0.40
                                       ----------   ---------  ---------   ---------   ---------  ---------   ---------  ---------

   Total from investment
      operations ....................        2.84        0.34       6.70       (4.39)       2.56       2.99        0.43       0.38
                                       ----------   ---------  ---------   ---------   ---------  ---------   ---------  ---------
   Less distributions:
      Distributions from capital
        gains .......................       (0.10)      (0.01)     (0.05)         --          --      (0.10)      (0.01)        --
                                       ----------   ---------  ---------   ---------   ---------  ---------   ---------  ---------

   Total distributions ..............       (0.10)      (0.01)     (0.05)         --          --      (0.10)      (0.01)        --
                                       ----------   ---------  ---------   ---------   ---------  ---------   ---------  ---------

Net asset value, end of
   period ...........................  $    17.89   $   15.15  $   14.82   $    8.17   $   12.56  $   18.37   $   15.48  $   15.06
                                       ==========   =========  =========   =========   =========  =========   =========  =========

Total return* .......................       18.80%       2.29%     82.09%     (34.95%)     25.60%     19.37%       2.85%      2.59%
                                       ==========   =========  =========   =========   =========  =========   =========  =========
Ratios/Supplemental Data

Net assets, end of period (in
   millions) ........................  $       22   $      17  $       5   $    0.32   $    0.16  $    0.02   $    0.01  $    0.01
Ratio of expenses to average net
   assets** .........................        2.28%       2.28%      2.26%       2.08%       2.08%      1.78%       1.78%      1.78%
Ratio of net investment loss to
   average net assets** .............       (1.62%)     (1.62%)    (1.83%)     (1.58%)     (1.70%)    (1.12%)     (1.06%)    (1.40%)
Ratio of expenses to average net
   assets before
contractual expense reimbursement
   and waivers** ....................        2.32%       2.67%      4.95%       8.35%       9.62%      1.82%       2.10%      3.13%
Ratio of net investment loss to
   average net assets contractual
   expense reimbursement and
   waivers** ........................       (1.66%)     (2.01%)    (4.52%)     (7.85%)     (9.24%)    (1.16%)     (1.38%)    (2.75%)
Portfolio turnover rate .............          24%         26%        23%         26%          0%        24%         26%        23%

----------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MID CAP FUND

--------------------------------------------------------------------------------

                                                       CLASS I                                           CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                          FOR THE                                         FOR THE
                                        YEAR        YEAR        YEAR      PERIOD       YEAR         YEAR       YEAR       PERIOD
CONDENSED DATA FOR A SHARE OF          ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
CAPITAL STOCK OUTSTANDING            MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
THROUGHOUT THE PERIOD                 2006 (a)      2005        2004      2003***     2006 (a)     2005         2004      2003***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
   period .........................  $   12.96   $   12.80   $    7.77   $   10.00   $   12.87   $   12.74   $    7.75   $   10.00
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

   INCOME FROM INVESTMENT
     OPERATIONS:
      Net investment loss .........      (0.07)      (0.09)      (0.07)      (0.04)      (0.10)      (0.06)      (0.04)      (0.03)
      Net gain (loss) on
        securities (both
        realized and unrealized) ..       3.21        0.39        5.10       (2.19)       3.18        0.33        5.03       (2.22)
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
   Total from investment
     operations. ..................       3.14        0.30        5.03       (2.23)       3.08        0.27        4.99       (2.25)
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

   Less distributions:
      Distributions from
        capital gains .............      (0.03)      (0.14)         --          --       (0.03)      (0.14)         --          --
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
   Total distributions ............      (0.03)      (0.14)         --          --       (0.03)      (0.14)         --          --
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period ....  $   16.07   $   12.96   $   12.80   $    7.77   $   15.92   $   12.87   $   12.74   $   7.75
                                     =========   =========   =========   =========   =========   =========   =========   =========
Total return* .....................      24.26%       2.31%      64.74%     (22.30%)     23.96%       2.08%      64.39%     (22.50%)
                                     =========   =========   =========   =========   =========   =========   =========   =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in
   millions) ......................  $       4   $       3   $       3   $       1   $      13   $       4   $       1   $    0.08
Ratio of expenses to average
   net assets** ...................       1.28%       1.28%       1.23%       1.08%       1.53%       1.53%       1.51%       1.33%
Ratio of net investment loss
   to average net assets** ........      (0.46%)     (0.66%)     (0.74%)     (0.56%)     (0.69%)     (0.88%)     (1.02%)     (0.83%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers** ....       2.78%       6.66%      17.78%      27.90%       2.88%       8.69%      16.36%      29.57%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** ....      (1.96%)     (6.04%)    (17.29%)    (27.38%)     (2.04%)     (8.04%)    (15.87%)    (29.07%)
Portfolio turnover rate ...........         19%         18%         22%         11%         19%         18%         22%         11%
------------------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A,B,C & I SHARES BEGAN MAY 1, 2002.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                       CLASS B                                           CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                          FOR THE                                         FOR THE
                                        YEAR        YEAR        YEAR       PERIOD      YEAR         YEAR        YEAR       PERIOD
CONDENSED DATA FOR A SHARE OF          ENDED       ENDED       ENDED       ENDED      ENDED,       ENDED       ENDED       ENDED
CAPITAL STOCK OUTSTANDING            MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
THROUGHOUT THE PERIOD                2006 (a)       2005        2004      2003***    2006 (a)      2005        2004       2003***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
   period .........................  $   12.58   $   12.55   $    7.69   $   10.00   $   12.58   $   12.55   $    7.69   $   10.00
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

   INCOME FROM INVESTMENT
     OPERATIONS:
      Net investment loss .........      (0.20)      (0.15)      (0.11)      (0.12)      (0.20)      (0.08)      (0.05)      (0.09)
      Net gain (loss) on
        securities (both
        realized and unrealized) ..       3.09        0.32        4.97       (2.19)       3.10        0.25        4.91       (2.22)
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
   Total from investment
     operations. ..................       2.89        0.17        4.86       (2.31)       2.90        0.17        4.86       (2.31)
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

   Less distributions:
      Distributions from
        capital gains .............      (0.03)      (0.14)         --          --       (0.03)      (0.14)         --          --
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
   Total distributions ............      (0.03)      (0.14)         --          --       (0.03)      (0.14)         --          --
                                     ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period ....  $   15.44   $   12.58   $   12.55   $    7.69   $   15.45   $   12.58   $   12.55   $    7.69
                                     =========   =========   =========   =========   =========   =========   =========   =========
Total return* .....................      23.00%       1.31%      63.20%     (23.10%)     23.08%       1.31%      63.20%     (23.10%)
                                     =========   =========   =========   =========   =========   =========   =========   =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in
   millions) ......................  $    0.31   $    0.09   $    0.05   $    0.01   $       6   $       4   $    0.51   $    0.02
Ratio of expenses to average
   net assets** ...................       2.28%       2.28%       2.26%       2.08%       2.28%       2.28%       2.27%       2.08%
Ratio of net investment loss
   to average net assets** ........      (1.43%)     (1.65%)     (1.77%)     (1.56%)     (1.45%)     (1.62%)     (1.77%)     (1.56%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers** ....       3.59%       8.61%      17.78%      28.71%       3.76%      11.14%      16.60%      29.53%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** ....      (2.74%)     (7.98%)    (17.29%)    (28.19%)     (2.93%)    (10.48%)    (16.10%)    (29.01%)
Portfolio turnover rate ...........         19%         18%         22%         11%         19%         18%         22%         11%
------------------------------------------------------------------------------------------------------------------------------------

                                                         CLASS R
------------------------------------------------------------------------------------
                                                                          FOR THE
                                             YEAR           YEAR           PERIOD
CONDENSED DATA FOR A SHARE OF                ENDED          ENDED          ENDED
CAPITAL STOCK OUTSTANDING                  MARCH 31,      MARCH 31,      MARCH 31,
THROUGHOUT THE PERIOD                       2006 (a)        2005           2004#
------------------------------------------------------------------------------------
Net asset value, beginning of
   period ...........................      $   12.81      $   12.72      $   12.30
                                           ---------      ---------      ---------

   INCOME FROM INVESTMENT
     OPERATIONS:
      Net investment loss ...........          (0.13)         (0.14)         (0.02)
      Net gain (loss) on
        securities (both
        realized and unrealized) ....           3.16           0.37           0.44
                                           ---------      ---------      ---------
   Total from investment
     operations. ....................           3.03           0.23           0.42
                                           ---------      ---------      ---------
   Less distributions:
      Distributions from
        capital gains ...............          (0.03)         (0.14)            --
                                           ---------      ---------      ---------

   Total distributions ..............          (0.03)         (0.14)            --
                                           ---------      ---------      ---------

Net asset value, end of period ......      $   15.81      $   12.81      $   12.72
                                           =========      =========      =========
Total return* .......................          23.68%          1.77%          3.42%
                                           =========      =========      =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in
   millions) ........................      $    0.01      $    0.01      $    0.01
Ratio of expenses to average
   net assets** .....................           1.78%          1.78%          1.78%
Ratio of net investment loss
   to average net assets** ..........          (0.96%)        (1.15%)        (1.25%)
Ratio of expenses to average
   net assets before
   contractual expense
   reimbursement and waivers** ......           3.31%          7.26%          8.07%
Ratio of net investment loss
   to average net assets
   contractual expense
   reimbursement and waivers** ......          (2.49%)        (6.63%)        (7.54%)
Portfolio turnover rate .............             19%            18%            22%
------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of AFBA 5Star Fund, Inc. and Shareholders of the AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund, AFBA 5Star High Yield Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund, AFBA 5Star USA Global Fund and AFBA 5Star Mid Cap Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund, AFBA 5Star High Yield Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund, AFBA 5Star USA Global Fund and AFBA 5Star Mid Cap Fund (the funds comprising AFBA 5Star Fund, Inc., hereafter referred to as the "Fund") at March 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ [PRICEWATERHOUSECOOPERS LLP]

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 12, 2006

AFBA 5STAR
ADDITIONAL INFORMATION
FOR SHAREHOLDERS

--------------------------------------------------------------------------------

PROXY VOTING POLICY AND VOTING RECORD

A description of the Funds proxy voting policies and procedures is available without charge by request by calling 1-800-243-9865 or on the SEC website at WWW.SEC.GOV.

In addition, each Funds' complete proxy voting record for the twelve-month period ended June 30, 2005 is available without charge by request by calling 1-800-243-9865 or on the SEC website at WWW.SEC.GOV.

QUARTERLY PORTFOLIO DISCLOSURE

The Funds fill their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (first and third quarter) and on Form N-Q within 60 days of the end of the fiscal quarter. The Funds' Form N-Q is available on the SEC's website at WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number). In addition, the Funds' Form N-Q and Form N-CSR are available, without charge, upon request, by calling toll free 1-800-243-9865.

QUALIFIED DIVIDEND INCOME (UNAUDITED):

Under the Jobs and Growth Tax Relief Reconcilation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2006 are designed as "qualified dividend income", as defined in the Act, and are subject to reduced tax rates in 2005:

                                                              QUALIFIED DIVIDEND
FUND                                                              PERCENTAGE
--------------------------------------------------------------------------------
Balanced                                                               45%
Large Cap                                                             100%
High Yield                                                             10%
USA Global                                                             19%
Science & Technology                                                   31%
Small Cap                                                             100%
Mid Cap                                                                71%

DIVIDENDS RECEIVED DEDUCTION (UNAUDITED)

The percentages of dividends from net investment income declared in the fiscal year ended March 31, 2006 which qualify for the corporate dividends received deduction are as follows:

                                                             DIVIDEND RECEIVABLE
FUND                                                              DEDUCTION
--------------------------------------------------------------------------------
Balanced                                                               45%
Large Cap                                                             100%
High Yield                                                             10%
USA Global                                                             19%
Science & Technology                                                   31%
Small Cap                                                             100%
Mid Cap                                                                72%

LONG-TERM CAPITAL GAIN DISTRIBUTIONS:

For the Funds, distribution to shareholders from long-term capital gains, subject to the 15% rate gains, are as follows:

                                                              LONG-TERM CAPITAL
FUND                                                          GAINS DISTRIBUTION
--------------------------------------------------------------------------------
High Yield                                                        $ 177,395
Science & Technology                                                156,053
Small Cap                                                           696,682
Mid Cap                                                              23,232

MANAGEMENT OF AFBA
5STAR FUND, INC.

--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS. The Funds are managed by AFBA 5Star Investment Management Company (the "Manager") subject to the supervision and control of the Board of Directors of the Company. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Company. The following table lists the officers and Directors of the Company, their birth dates, position, term of office and principal occupation. The address of each person listed below is 909 North Washington Street, Alexandria, Virginia 22314.

                                                                                                NUMBER OF FUNDS
                            POSITION(s)                                                         IN FUND COMPLEX  OTHER TRUSTEESHIPS/
                           HELD WITH THE    TERM OF OFFICE AND LENGTH  PRINCIPAL OCCUPATION(s)    OVERSEEN BY       DIRECTORSHIPS
NAME, BIRTHDATE               COMPANY            OF TIME SERVED          DURING PAST 5 YEARS       DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------

GENERAL MONROE W. HATCH,      Director      Director since January     Consultant to                   7         Trustee, ANSER
JR., USAF (RET.)                            1997. Shall serve as       Industry on National                      Corporation (non-
(11/20/33)                                  Director until his         Security.                                 profit research
                                            resignation, or                                                      institute);
                                            until terminated or                                                  Trustee, Vaughn
                                            until his successor                                                  College of
                                            is elected and                                                       Aeronautics;
                                            qualified.                                                           Trustee, Flacon
                                                                                                                 Foundation.
------------------------------------------------------------------------------------------------------------------------------------

GENERAL LOUIS C. WAGNER,      Director      Director since January     Private Consultant.             7                N/A
JR., USA (RET.)                             1997. Shall serve as
(01/24/32)                                  Director until his
                                            resignation, or
                                            until terminated or
                                            until his successor
                                            is elected and
                                            qualified.
------------------------------------------------------------------------------------------------------------------------------------

LIEUTENANT GENERAL JOHN S.    Director      Director since May         Partner, IBM Business           7         Director Skybuilt
FAIRFIELD, USAF (RET.)                      2002. Shall serve as       Consulting Services                       Power (solar power
(05/02/41)                                  Director until his         (Defense), July                           company) June
                                            resignation, or            2003-present;                             2003-present;
                                            until terminated or        Advisor, office of                        Trustee, Falcon
                                            until his successor        the Secretary of                          Foundation (private
                                            is elected and             Defense, Logistics,                       non-profit
                                            qualified.                 January 2004 to 2005;                     scholarship
                                                                       Vice President,                           foundation).
                                                                       DynCorp. (federal
                                                                       government services).
                                                                       Formerly, Vice-
                                                                       President, Business
                                                                       Development, Federal
                                                                       Sector (computer
                                                                       sciences corpora-
                                                                       tion), March
                                                                       2003-July 2003.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                NUMBER OF FUNDS
                          POSITION(s) HELD                                                      IN FUND COMPLEX  OTHER TRUSTEESHIPS/
                             WITH THE       TERM OF OFFICE AND LENGTH  PRINCIPAL OCCUPATION(s)    OVERSEEN BY       DIRECTORSHIPS
NAME, BIRTHDATE               COMPANY            OF TIME SERVED          DURING PAST 5 YEARS       DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

BRIGADIER GENERAL HENRY      Director       Director since             Retired since 1997.             7                N/A
J. SECHLER, USAF (RET.)                     January 1997. Shall        Formerly, Vice
(07/23/32)                                  serve as Director          President, General
                                            until his resig-           Dynamics Corp.
                                            nation, or until           (defense contractor)
                                            terminated or
                                            until his successor is
                                            elected and qualified.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------

* GENERAL RALPH E.          Chairman and    Chairman and               President, Armed                7         Advisory Board
EBERHART, USAF (RET.)        Director       Director since             Forces Benefit                            Member, ManTech
(12/26/46)                                  December 2004.             Association;                              International (gov-
                                            Shall serve as             Director and                              ernment technology
                                            Chairman and               Chairman, AFBA 5Star                      contractor);
                                            Director, until his        Life Insurance                            Advisory Board
                                            resignation or             Company; Director                         Member, The
                                            termination or             and Chairman, AFBA                        Spectrum Group
                                            until his successor is     5Star Bank; and                           (consulting
                                            elected and qualified.     Director and                              services); Advisory
                                                                       Chairman, AFBA 5Star                      Board Member, ICX
                                                                       Investment                                Technologies
                                                                       Management Company;                       (security
                                                                       Director and                              products);
                                                                       Chairman, AFBA 5Star                      Director, Standard
                                                                       Fund, Inc.; Manager,                      Aero (service
                                                                       AFBA 5Star                                provider to global
                                                                       Financial, LLC;                           aerospace, defense
                                                                       Former Commander,                         and energy indus-
                                                                       AD/ USNORTHCOM (U.S.                      tries); Director,
                                                                       Air Force); Former                        ObjectVideo
                                                                       Commander                                 (surveillance
                                                                       NORAD/USSPACE/AFSPACE                     products);
                                                                       (U.S. Air Force).                         Director,
                                                                                                                 EIDPassport
                                                                                                                 (security
                                                                                                                 products);
                                                                                                                 Director, TERMA
                                                                                                                 North America, Inc.
                                                                                                                 (high-tech solution
                                                                                                                 applications).
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF AFBA
5STAR FUND, INC. (CONTINUED)

--------------------------------------------------------------------------------

                                                                                                NUMBER OF FUNDS
                          POSITION(s) HELD                                                      IN FUND COMPLEX  OTHER TRUSTEESHIPS/
                              WITH THE      TERM OF OFFICE AND LENGTH   PRINCIPAL OCCUPATION(s)    OVERSEEN BY      DIRECTORSHIPS
NAME, BIRTHDATE                COMPANY           OF TIME SERVED          DURING PAST 5 YEARS       DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

*JOHN C. KORNITZER            Director      Director since January     President, Kornitzer           7                 N/A
(08/21/45)                                  1997. Shall serve as       Capital Management,
                                            Director until his         Inc. (sub-adviser to
                                            resignation or             the Funds). Formerly,
                                            termination or until his   Vice President of
                                            successor is elected and   Investments,
                                            qualified.                 Employers Reinsurance
                                                                       Corp.
------------------------------------------------------------------------------------------------------------------------------------
OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------

KIMBERLEY E. WOODING       Executive Vice   Executive Vice President   Executive Vice                 N/A                N/A
(05/16/68)                    President     since February 2006. CFO   President, Chief
                                            since December 2000 to     Financial Officer and
                                            March 2006. Treasurer      Director, AFBA 5Star
                                            since November 1999 to     Life Insurance
                                            March 2006. Shall serve    Company; Executive
                                            as Executive Vice          Vice President and
                                            President until her res-   Formerly Chief
                                            ignation or termination    Financial Officer,
                                            or until her successor     AFBA 5Star Investment
                                            is elected and qualified.  Management Company;
                                                                       Financial/Operations
                                                                       Principal and Chief
                                                                       Financial Officer,
                                                                       AFBA 5Star Securities
                                                                       Company.
------------------------------------------------------------------------------------------------------------------------------------

ANDREW J. WELLE*            Senior Vice     Vice President since       Vice President of             N/A                 N/A
(10/28/66)                 President and    December 2000 and          AFBA 5Star Securities
                             Secretary      Secretary since July       Company; Director for
                                            2003. Shall serve as       Distribution, AFBA
                                            Vice President and         5Star Investment
                                            Secretary at the pleas-    Management Company.
                                            ure of the Board or
                                            until his resignation or
                                            termination or until his
                                            successor is elected or
                                            qualified.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   NUMBER OF           OTHER
                                                                                                 FUNDS IN FUND      TRUSTEESHIPS/
                          POSITION(s) HELD                                                          COMPLEX         DIRECTORSHIPS
                             WITH THE       TERM OF OFFICE AND LENGTH  PRINCIPAL OCCUPATION(s)    OVERSEEN BY          HELD BY
NAME, BIRTHDATE               COMPANY           OF TIME SERVED           DURING PAST 5 YEARS        DIRECTOR          DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
OFFICER(S) WHO ARE NOT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

LORRAINE J. LENNON         Vice President   Vice President since       Vice President of             N/A                 N/A
(01/26/61)                   Compliance     December 2000. Shall       Compliance, 5Star
                                            serve as Vice-President    Life Insurance
                                            of Compliance at the       Company, AFBA 5Star
                                            pleasure of the Board or   Investment Management
                                            until her resignation or   Company and AFBA
                                            termination or until her   5Star Securities
                                            successor is elected and   Company.
                                            qualified.
------------------------------------------------------------------------------------------------------------------------------------

JOHN R. MOORMAN            Assistant Vice   Assistant Vice President   Assistant Vice                 N/A                N/A
(02/26/70)                   President      since December 2000.       President and
                                            Shall serve as Assistant   National Sales
                                            Vice-President at the      Director of AFBA
                                            pleasure of the Board or   5Star Investment
                                            until his resignation or   Management Company,
                                            termination or until his   respectively.
                                            successor is elected and   Formerly Regional
                                            qualified.                 Director of AFBA
                                                                       5Star Investment
                                                                       Management Company.
------------------------------------------------------------------------------------------------------------------------------------

MICHAEL E. HOUCHINS        Chief Financial  Chief Financial Officer    Chief Financial               N/A                 N/A
(07/30/69)                   Officer and    and Treasurer since        Officer and Treasurer
                              Treasurer     February 2006. Shall       of AFBA 5Star
                                            serve as Chief Financial   Investment Management
                                            Officer and Treasurer      Company. Formerly
                                            until his resignation or   Controller and Vice
                                            termination or until his   President of Finance
                                            successor is elected and   of AFBA 5Star Life
                                            qualified.                 Insurance Co. and
                                                                       AFBA 5 Star
                                                                       Investment Management
                                                                       Company.
------------------------------------------------------------------------------------------------------------------------------------

SALVATORE FAIA,           Chief Compliance  Shall service as Chief     President, Vigilant            N/A               N/A
ESQ., CPA                     Officer       Compliance Officer until   Compliance Services,
(12/25/62)                                  his resignation, or        since August 2004 to
                                            until terminated or until  present; Senior Legal
                                            his successor is elected   Counsel, PFPC Inc.
                                            and qualified.             from 2002 to 2004;
                                                                       Chief Legal Counsel,
                                                                       Corviant Corporation
                                                                       (Investment Adviser,
                                                                       Broker/Dealer and
                                                                       Service Provider to
                                                                       Investment Advisers
                                                                       and Separate
                                                                       Accountant Providers)
                                                                       from 2001 to 2002;
                                                                       Partner, Pepper
                                                                       Hamilton LLP (law
                                                                       firm) from 1997 to
                                                                       2001.
------------------------------------------------------------------------------------------------------------------------------------

* FORMER PRESIDENT OF THE COMPANY, JOHN A. JOHNSON, RETIRED FROM HIS POSITION IN MARCH, 2006. SINCE HIS RETIREMENT, ANDREW J. WELLE HAS BEEN SERVING AS ACTING PRESIDENT UNTIL HIS SUCCESSOR IS ELECTED AND QUALIFIED.

The Statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling 1-800-243-9865.

BOARD APPROVAL OF ADVISORY
AND SUB-ADVISORY AGREEMENTS

--------------------------------------------------------------------------------

At a meeting held on January 30, 2006, the Board of Directors, including the Directors who are not parties to the investment advisory or sub-advisory agreements or "interested persons" of any party to the investment advisory or sub-advisory agreements within the meaning of the 1940 Act ("independent Directors"), unanimously approved the continuation of the investment advisory agreement (the "Advisory Agreement") in effect between the AFBA 5Star Investment Management Company (the "Manager") and the Company, and the sub-advisory agreement (the "Sub-Advisory Agreement") between the Manager and Kornitzer Capital Management, Inc. ("KCM") for each Fund for an additional one-year period. During the course of the year, the Board received a wide variety of materials relating to the services provided by the Manager and KCM and the performance of the Funds. The Board requested, received and reviewed additional material provided by the Manager, KCM and independent third parties with respect to the comparative performance, advisory fees and expenses of each Fund in conjunction with its consideration of continuing the Advisory and Sub-Advisory Agreements. Prior to the Meeting, the independent Directors also met in executive session with counsel to discuss their fiduciary duties and the relevant factors they should consider during their evaluation.

In considering the continuation of these agreements, the Board considered the nature and quality of the services provided by the Manager and KCM, the proposed fee structures, the level of fee waivers, each Fund's past and anticipated expense ratios, possible economies of scale resulting from increases in the size of the Funds, other possible benefits the Manager and KCM derived from their relationships with the Funds, and possible alternative fee structures and bases for determining fees. The Board carefully analyzed the information provided to it by the Manager, KCM, and independent third parties, focusing particularly on the level of advisory fees and expenses of each Fund with information for comparable funds, and the performance of each Fund to funds with comparable investment objectives and appropriate benchmark indices. The Board considered other information that it had received from the Manager and KCM at other meetings throughout the year.

The Directors considered the nature, quality and extent of the portfolio management, administrative and supervisory services provided by the Manager and concluded that the personnel and structure of the Manager was sufficient for the management of the Funds and that the Manager's historical performance of services for the Funds was valuable to the Funds and in the Funds' best interests. The Board also considered the financial situation of the Manager, including that its capitalization was sufficient to support its recent and proposed additions to personnel and continued subsidization of Fund expenses. The Board noted the Manager's commitment to servicing the Funds as its only client; the access to AFBA members, military personnel and the wholesale force for marketing purposes; the good working relationship with the entire AFBA complex; and the name recognition AFBA brings to the Funds.

With respect to the Sub-Advisory Agreement, the Independent Directors focused on the high quality of the portfolio management services that KCM provided to the Funds; the depth, experience and demonstrated consistency in investment approach of the key portfolio management team and investment staff; the continued growth in the number of analysts dedicated to the Funds; and the excellent reputation associated with the KCM name. The Board further considered the additional benefits derived from using KCM as sub-adviser, including KCM's performance record, its experience in, and certain economies of scale derived from, managing another fund complex with similar mutual funds; the depth of KCM's staff; and KCM's commitment to research.

--------------------------------------------------------------------------------

With respect to the costs of the services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds, the Directors considered the fact that the Manager had agreed to continue to waive its entire management fee to the extent necessary to limit the annualized expenses of each Fund to their assigned expenses ratio caps for an additional year. The Board also considered that the Manager may be able to recoup some of the waived fees in the future. The Board noted that the Manager historically has operated the Funds at a loss due to its substantial subsidization of Fund expenses and that economies of scale have not yet been realized due to the relatively small size of the Funds. The Directors also took into consideration the Manager's willingness to consider adding breakpoints to its advisory fee in the future when the asset size of the Funds increase to the extent that economies of scale are realized. The Board did not consider the relationship between the Manager's fees compared to other accounts that the Manager advises because the Manager has no other advisory accounts. The Board reviewed both the overall expenses on a Fund-by-Fund basis as well as the advisory fee charged to each Fund. The Board noted that the advisory fees and expenses were within the median range of comparable funds and was satisfied that both the advisory fees charged to each Fund and each Fund's overall expense level was competitive with other similar mutual funds and reasonable in relation to the services provided.

With respect to the Funds' investment performance, the Board reviewed each Fund's performance compared to both the performance of its peer group and relative benchmark indices. The Board considered factors that had affected the performance of each Fund and concluded that overall the performance of the Funds was favorable and consistent with each Fund's investment objective and investment strategies. Based upon these considerations, the Board determined that the Manager and KCM have provided, and would be able to continue to provide, services of a quality and nature that is satisfactory to the Board.

In voting unanimously to approve the Advisory Agreement and Sub-Advisory Agreement, the Directors considered all relevant factors. The Directors indicated that they had received adequate information and were able to conclude that the continuation of the Advisory Agreement and Sub-Advisory Agreement would be in the best interests of the Funds and their shareholders.

                       This page intentionally left blank

                       This page intentionally left blank

AFBA 5STAR FUND, INC.

AFBA 5STAR BALANCED FUND
AFBA 5STAR LARGE CAP FUND
AFBA 5STAR HIGH YIELD FUND
AFBA 5STAR USA GLOBAL FUND
AFBA 5STAR SCIENCE & TECHNOLOGY FUND
AFBA 5STAR SMALL CAP FUND
AFBA 5STAR MID CAP FUND

[AFBA 5 STAR FUNDS LOGO]

AFBA 5STAR INVESTMENT MANAGEMENT COMPANY
909 N. Washington Street
Alexandria, VA  22314
1-800-243-9865
www.afba.com

SHAREHOLDER INQUIRIES 1-888-578-2733

BB10432                                                          3/06  ADAR03-06

Item 2. Code of Ethics.

    (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


Item 3. Audit Committee Financial Expert.

The registrant's board of directors has determined that Brigadier General Henry
J. Sechler is qualified to serve as an audit committee financial expert. General Sechler serves on the registrant's boards' audit committee and he is "independent" under the standards set forth in Item 3 of Form N-CSR.


Item 4. Principal Accountant Fees and Services.

Audit Fees

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $106,500 for 2006 and $99,600 for 2005.

Audit-Related Fees

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0.

Tax Fees

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $30,700 for 2006 and $28,700 for 2005.

All Other Fees

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              The Audit Committee has not established pre-approval policies and procedures. The Audit Committee Charter provides that the Audit Committee shall approve, prior to appointment, the engagement of the independent auditor to audit and provide their opinion on the registrant's financial statements, and to provide other audit services to the registrant or non-audit services to the registrant, its investment adviser, its sub-adviser or any entity controlling, controlled by, or under common control with the investment adviser or sub-adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant and review and approve the fees proposed to be charged to the registrant by the independent auditors for each audit and non-audit service. The Audit Committee has the power to establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to subsequent Audit Committee review and oversight.

  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2006 and $0 for 2005.

     (h) Not applicable.



Item 5. Audit Committee of Listed registrants.

Not applicable.



Item 6. Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.



Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.



Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.



Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.



Item 11. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) AFBA 5Star Fund, Inc.

By (Signature and Title)            /s/ Andrew J. Welle
                                    --------------------------------------------
                                    Andrew J. Welle, Serving in the Capacity of
                                    Chief Executive Officer
                                    (principal executive officer)

Date  June 8, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)            /s/ Andrew J. Welle
                                    --------------------------------------------
                                    Andrew J. Welle, Serving in the Capacity of
                                    Chief Executive Officer
                                    (principal executive officer)

Date  June 8, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)            /s/ Michael E. Houchins
                        --------------------------------------------------------
                                    Michael E. Houchins, Chief Financial Officer
                                    (principal financial officer)

Date  June 8, 2006
    ----------------------------------------------------------------------------